Registration Nos. 333-151073

811-09725

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT No. 6

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 7

THE GUARDIAN SEPARATE ACCOUNT N

(Exact Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Complete Address of Principal Executive Offices)

(212) 598-8359

(Depositors Telephone Number)

RICHARD T. POTTER, JR., ESQ.

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Copy to:

Steve Roth

Sutherland, Asbill & Brennan

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b), or

☒	on April 30, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i), or

☐	on pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant’s most recent fiscal year was filed on
March 21, 2014.

April 30, 2014	Securities Act of 1933 File No. 333-151073

PROSPECTUS FOR EXECUTIVE BENEFITS VUL

Issued by The Guardian Insurance & Annuity Company, Inc. through

The Guardian Separate Account N

7 Hanover Square, New York, NY 10004

Executive Benefits VUL (Executive Benefits VUL) is a flexible premium variable universal life insurance policy designed for use by corporations and other employers to provide life insurance and to finance other employee benefits. If your primary need is not life insurance protection, then purchasing this Policy may not be in your best interest. The Policy is designed to provide lifetime insurance protection together with flexibility in the timing and amount of the premium payments, how your premiums are invested, and the amount of coverage. The policyowner bears the risk of investment losses for any premiums or cash values allocated to the variable investment options. A fixed-rate option is also available for allocation of Net Premiums and Policy Account Value. Special limits apply to transfers out of the fixed-rate option.

The following mutual funds correspond to the variable investment options available through this product.

RS Investment Management Co. LLC
(Class I)

RS Large Cap Alpha VIP Series

RS S&P 500 Index VIP Series

RS High Yield VIP Series

RS Low Duration Bond VIP Series

RS International VIP Series

RS Emerging Markets VIP Series

RS Small Cap Growth Equity VIP Series

RS Investment Quality Bond VIP Series

RS Money Market VIP Series

AllianceBernstein L.P. (Class B)

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS Growth and Income Portfolio

AllianceBernstein VPS International Value Portfolio

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Real Estate Investment Portfolio

AllianceBernstein VPS Value Portfolio

ALPS Advisors, Inc. (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

American Century Investment Management, Inc. (Class 1)

American Century VP Capital Appreciation Fund

American Century VP Mid Cap Value Fund

BlackRock Advisors, LLC (Class III)

BlackRock Global Allocation V.I. Fund

Davis Selected Advisers, LP

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Delaware Management Company (Service Class)

Delaware VIP Diversified Income Series

Delaware VIP Emerging Markets Series

Delaware VIP Limited-Term Diversified Income Series

Fidelity Management & Research Company
(Service Class 2)

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Freedom 2020 Portfolio

Fidelity VIP Freedom 2030 Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Mid Cap Portfolio

Franklin Advisers, Inc. (Class 2)

Templeton Global Bond VIP Fund (prior to May 1, 2014, known as Templeton Global Bond Securities Fund)

Franklin Advisory Services, LLC (Class 2)

Franklin Small Cap Value VIP Fund (prior to May 1, 2014, known as Franklin Small Cap Securities Fund)

Franklin Mutual Advisers, LLC (Class 2)

Franklin Mutual Shares VIP Fund (prior to May 1, 2014, known as Mutual Shares Securities Fund)

Fred Alger Management, Inc. (Class S)

Alger Capital Appreciation Portfolio

Gabelli Funds, LLC

Gabelli Capital Asset Fund

Invesco Advisers, Inc. (Series II)

Invesco V.I. Core Equity Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Managed Volatility Fund (previously known as Invesco V.I. Utilities Fund)

Invesco V.I. Growth and Income Fund

Janus Capital Management LLC (Service Shares)

Janus Aspen Balanced Portfolio

Janus Aspen Enterprise Portfolio

Janus Aspen Forty Portfolio

Janus Aspen Janus Portfolio

Janus Aspen Perkins Mid Cap Value Portfolio

Janus Aspen Global Research Portfolio

Legg Mason Partners Fund Advisor, LLC (Class II)

ClearBridge Variable Appreciation Portfolio

ClearBridge Variable Mid Cap Core Portfolio

ClearBridge Variable Small Cap Growth Portfolio

Massachusetts Financial Services Company
(Service Class)

MFS® Growth Series

MFS® Research Series

MFS® Strategic Income Portfolio

MFS® Total Return Series

OppenheimerFunds, Inc. (Service Class)

Oppenheimer Global Fund/VA

PIMCO (Advisor Class)

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

Templeton Global Advisors Limited (Class 2)

Templeton Growth VIP Fund (prior to May 1, 2014, known as Templeton Growth Securities Fund)

Waddell & Reed Investment Management Company

Ivy Funds VIP Small Cap Growth

Wells Fargo Funds Management, LLC (Class II)

Wells Fargo Advantage VT International Equity Fund

This prospectus sets forth information that you should know about the Policy before investing. Please retain it for future reference. It must be accompanied by the current prospectuses for the foregoing variable investment options.

Please read these prospectuses carefully before investing.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, or federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of principal amount invested.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) that you may visit to view this prospectus and other information.

The Executive Benefits VUL policy may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. Guardian Investor Services LLC (GIS) serves as principal underwriter and distributor of the Policies and offers the Policies through its sales representatives or through sales representatives of broker-dealer firms who have entered into agreements with GIAC and GIS to sell the Policies and who are registered with FINRA and with the states in which they do business. More information about GIS and its registered persons is available at http://www.finra.org or by calling 800-289-9999. You can also obtain various investor brochures from FINRA.

POLICY SUMMARY

THIS SUMMARY outlines the principal features of your Executive Benefits VUL variable universal life insurance Policy, including Policy benefits, Policy risks and the risks associated with each variable investment option available under the Policy. It is qualified by the detailed explanation that follows. A prospective purchaser should evaluate the need for life insurance and the Policy’s long-term investment potential before buying a Policy. In addition, it may not be advantageous to terminate existing life insurance coverage and replace it with an Executive Benefits VUL Policy. Variable life insurance is not a short-term investment.

WHAT IS VARIABLE LIFE INSURANCE AND HOW DOES IT WORK?

Variable life insurance is intended to provide important benefits:

•	a death benefit that is not taxable to your beneficiary; and

•	a cash value that can grow, with taxes on the growth being deferred.

You allocate your Net Premium payments and cash value among the variable investment options and the fixed-rate option. Most of these options provide variable returns. That’s why it’s called variable life insurance. If the investment options that you choose perform well, the cash value of your Policy may increase, and the death benefit may also increase. As a variable life insurance policyowner, however, you bear the risk of investment losses to the extent that your cash values are invested in the variable options. Your Policy has no guaranteed cash value. The Policy is not suitable for short-term investment purposes.

WHAT ARE THE INSURANCE BENEFITS UNDER YOUR POLICY?

We pay a death benefit to the beneficiary named in the Policy when we receive proof that the insured has died while the Policy was in force.

Death benefit

The death benefit is a fixed amount, your Policy’s Total Face Amount.

At the insured’s Attained Age 121, we will pay the Policy Account Value less Policy Debt to you.

Supplemental Face Amount

You may purchase a Supplemental Face Amount when the Policy is issued. The Supplemental Face Amount will be part of your Policy’s Total Face Amount until the insured’s Attained Age 100, at which time this coverage terminates. This option may not be available in all jurisdictions. See “Benefits and Policy values.”

Tax benefits

In most cases, you are not taxed on earnings until you take earnings out of the Policy. The death benefit may be subject to federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit. See “Federal tax considerations.”

Terms we’ve used

In this document, “we,” “us,” “our” and “GIAC” refer to The Guardian Insurance & Annuity Company, Inc., and “you,” “your” and the “policyowner” refer to the policyowner. You can find definitions of special terms used in this prospectus in Appendix A.

Benefits

We pay a death benefit to the beneficiary named in the Policy when we receive proof that the insured has died while the Policy was in force. Life insurance may also provide certain tax benefits.

SUMMARY	PROSPECTUS	1

Flexible premium

payments

After you have paid the Minimum to Issue Premium you may pay premiums on your Policy at any time and, subject to certain minimums and maximums, in any amount during the lifetime of the insured.

Allocation options

You choose where your Net Premiums and Policy Account Value are invested. There are a number of variable investment options and a fixed-rate option.

Investment risks

Investment performance in the variable investment options may be unfavorable. You could lose everything you invest and your Policy could lapse without value if you do not pay additional premium. The rate of interest we declare for the fixed-rate option may decrease to the minimum guaranteed rate.

WHAT ARE PREMIUMS?

Premiums are the payments you make to buy and keep your insurance in force. There are several types of premiums associated with your Policy, which together form your Policy premium. See “Premiums.” After you have paid at least the Minimum to Issue Premium, you may pay premiums on your Policy at any time and, subject to certain minimums and maximums, in any amount during the lifetime of the insured subject to certain limits. However, if your Policy Account Value, less unpaid Monthly Deductions and less Policy Debt, is less than zero on a Monthly Processing Date, your Policy may lapse. We will warn you if your Policy is in danger of lapsing. See “Default.”

WHAT ARE YOUR ALLOCATION OPTIONS?

You choose where your Net Premiums and Policy Account Value are invested. There are a number of variable investment options and a fixed-rate option. See “Your Allocation Options.” Currently, there is no limit to the number of investment options to which you may allocate your Net Premiums and Policy Account Value, although we reserve the right to limit these options in the future.

Each variable investment option invests in a mutual fund or a series of a mutual fund. The value of these options, and your Policy Account Value in them, will vary depending on the performance of the mutual funds. There is no minimum guaranteed Policy Account Value for amounts allocated to the variable investment options and, if you invest in variable investment options, you will be subject to the risk that investment performance will be poor and that your Policy Account Value will decrease. If this happens, you could lose everything you invest and your Policy could lapse without value unless you pay additional premium.

You will find the investment objectives, policies, fees and expenses, and a comprehensive discussion of the risks of each of these funds listed in the accompanying prospectus for that fund. You should read the fund prospectuses carefully and consider the investment objectives, risks, fees and charges before investing in any variable investment option. See “The Variable Investment Options.”

Amounts allocated to the fixed-rate option earn a set rate of interest. You earn interest on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. Interest accrues daily at a minimum annual interest rate of 3%. GIAC sets the rate of interest for the fixed-rate option in its sole discretion, and you assume the risk that the rates we set might not exceed the minimum guaranteed rate. Your Policy Account Value in the fixed-rate option is backed by GIAC’s general account.

CAN YOU TRANSFER THE MONEY IN YOUR POLICY AMONG DIFFERENT ALLOCATION OPTIONS?

To the extent that the money in your Policy is not being held as collateral against a loan, you can transfer it among the variable investment options,

2	PROSPECTUS	SUMMARY

and into the fixed-rate option, at any time, subject to certain limitations on frequent transfer activity. See “Transfers among the investment options” and “Frequent Transfers among the variable investment options.” We also limit transfers out of the fixed-rate option. See “Transfers from the fixed-rate option.” The minimum annual interest rate for the fixed-rate option is 3%. Interest rates may be changed at any time, in our discretion, but not more than once per year.

DO YOU HAVE ACCESS TO THE MONEY YOU’VE INVESTED IN YOUR POLICY?

You may, within limits, make partial withdrawals from your Policy. See “Partial withdrawals.”

You may also, within limits, borrow all or a portion of the loan value of your Policy, while the insured is living. There are risks associated with Policy loans. When you take a Policy loan, we transfer the amount of the loan out of the variable investment options and the fixed-rate option, and hold that amount in the Loan Account to serve as collateral. Amounts in the Loan Account do not participate in the investment experience of the allocation options. A loan, therefore, can affect the Policy Account Value and death benefit over time whether or not it is repaid. Outstanding loans reduce the amounts available for withdrawal or surrender, and the amount we pay on the insured’s death. Your Policy may lapse (terminate without value) if your Policy Debt plus Monthly Deduction due on any Monthly Processing Date exceeds the Policy Account Value. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, you may have to pay tax on the amount you still owe to your Policy. See “Policy loans” and “Federal tax considerations.”

Finally, you may at any time surrender your Policy for the Net Cash Surrender Value. After you surrender your Policy, you no longer have insurance coverage.

Your Policy has an Alternate Cash Surrender Value. If you surrender your Policy at any time prior to the start of Policy Month 84 and do not apply the proceeds to an insurance policy or certificate issued in conjunction with an intent to qualify the surrender as a tax-free exchange under Section 1035 of the Internal Revenue Code, you will receive your Policy’s Alternate Cash Surrender Value. This is the Policy Account Value, less Policy Debt, plus a refund of a portion of the premium charges you have paid. Although there are no additional charges associated with the Alternate Cash Surrender Value, policies without this feature may have lower overall charges when compared to the Policy described in this prospectus.

You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender it or make partial withdrawals in the near future. We have designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment. Surrenders and partial withdrawals may have negative tax consequences. See “Surrendering your policy” and “Federal tax considerations.”

Loan risks

Loans reduce the amount of Policy Account Value available for withdrawal or surrender, and the amount we pay on the insured’s death, by the amount of the indebtedness. Your Policy may lapse if your Policy Debt plus Monthly Deduction due on any Monthly Processing Date exceeds the Policy Account Value. A loan also may have negative tax consequences.

Surrender and

withdrawal risks

The Policy is designed to meet long-term financial goals. Surrenders and partial withdrawals may have negative tax consequences.

SUMMARY	PROSPECTUS	3

Tax risk

Tax laws, regulations and interpretations are subject to change. Such changes may impact the expected benefits of purchasing a Policy.

Risk of increase in

current fees and

expenses

Certain Policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these expenses up to the guaranteed maximum levels.

HOW IS YOUR POLICY AFFECTED BY TAXES?

We believe there is a reasonable basis for concluding that your Executive Benefits VUL Policy will be treated as a life insurance contract under federal tax law. However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly with respect to policies issued on an insured who does not meet our insurance requirements for standard coverage. Assuming that your Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of the Policy Account Value until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although some other taxes, such as estate taxes, may apply. You should also note that the Pension Protection Act of 2006 added provisions to the Internal Revenue Code that deny tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain requirements are met. Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, taxable distributions made to a taxpayer who is under the age of 59 1/2 are subject to a 10% penalty tax. If the Policy is not a MEC: (i) distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income, (ii) loans will generally not be treated as distributions, and (iii) neither distributions nor loans will be subject to the 10% penalty tax. See “Federal tax considerations.”

Complex rules may apply when a Policy is held by an employer or a trust in connection with the provision of employee benefits. You should consult your legal and tax advisors if you are planning to purchase the Policy for this purpose.

WHAT DEDUCTIONS AND CHARGES DO YOU HAVE TO PAY?

The deductions and charges associated with maintaining your Executive Benefits VUL Policy are set forth in the “Charges and deductions tables” and in “Deductions and charges.”

WHAT CHANGES CAN YOU MAKE TO YOUR POLICY?

Decreasing the Total Face Amount of the Policy

You may request a decrease in the Total Face Amount on any Policy Anniversary. The requested decrease must be at least $5,000 and the insured must be alive on the date the decrease will take effect. After giving effect to the decrease, the Policy’s Basic Face Amount cannot be lower than GIAC’s current minimum Basic Face Amount. See “Decreasing the total face amount.”

4	PROSPECTUS	SUMMARY

Increasing the Total Face Amount of the Policy

On any Policy Anniversary up to and including the Policy Anniversary nearest the insured’s 93rd birthday and subject to our underwriting rules then in effect, you may request an increase in your Policy’s Total Face Amount. Increases will be issued in the form of Supplemental Face Amount. Certain limitations apply. See “Increasing the total face amount.”

Exchanging your Executive Benefits VUL Policy for a fixed-benefit life insurance policy

You may exchange your Executive Benefits VUL Policy for a level premium fixed-benefit whole life insurance policy issued by GIAC or one of our affiliates prior to the second Policy Anniversary. There may be a credit or a cost to be paid. See “Exchanging a policy.”

Canceling your Policy after it has been issued

You may cancel your Policy by returning it with a written cancellation notice to either our Customer Service Office or the agent from whom you bought the Policy. You must do this by the later of:

•	10 days after you receive your Policy; or

•	45 days after you sign the completed application for your Policy.

Longer periods may apply in some states. You should refer to your Policy for further details. Once we receive your notice, we will refund all of the premiums you paid, and your Policy will be considered void from the beginning. See “Your right to cancel your policy.”

COULD YOUR POLICY LAPSE?

Your Policy may lapse if the Policy Account Value less Policy Debt is less than zero after deducting the Monthly Deduction on a Monthly Processing Date, and you do not make the required payment within 61 days of the time the Monthly Deduction is due.

If we see that your Policy is in danger of lapsing, we will warn you 30 days in advance. We will tell you the amount of the required payment that you must pay in order to keep your Policy in force, and will keep your Policy in force if we receive the required payment by the date requested. See “Default.”

Depending on the state in which your Policy is issued, you may receive more than 30 days’ notice that your Policy is in danger of lapsing. You should refer to your Policy for further details.

Policy changes you

can make

With certain restrictions, you may:

•	request an increase or decrease in the Total Face Amount of your Policy;

•	exchange your Executive Benefits VUL Policy for a level premium fixed-benefit whole life insurance policy; or

•	cancel your Policy after it has been issued.

Risk of Policy lapse

Your Policy may lapse if you don’t pay enough Policy premium, if you have excess Policy Debt or if the investment options you have chosen perform poorly.

SUMMARY	PROSPECTUS	5

CHARGES AND DEDUCTIONS TABLES

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Policy. If the amount of the charge varies depending on the Total Face Amount and/or the individual characteristics of the insured — such as age, sex and underwriting class — the tables below show the maximum and minimum charges we assess under the Policy and the charges for a typical insured. The charges may not be typical of the charges you will pay. The first table describes the fees and expenses that are payable at the time that you buy the Policy, surrender the Policy or transfer Policy Account Value among the variable investment options and the fixed-rate option. All charges have been rounded to the nearest cent or hundredth, as applicable.

TRANSACTION FEES
Charge	When Charge Is Deducted or Imposed	Amount Deducted
Maximum Guaranteed Charge and Current Charge
Premium Charge[1]	Upon each premium payment	• 9% of premiums paid up to one Target Premium2,[3] • 5% of premiums paid in excess of one Target Premium2,[3]
Reinstatement Charge	Upon reinstatement	(1) Interest on any excess of Policy Debt over Policy Account Value at 6% per year, plus (2) Interest on the Policy Debt from date of lapse to date of reinstatement
		Maximum Guaranteed Charge	Current Charge
Transfer Charge	At the time of each transfer	$25 per transfer[4]	None

Representative costs may vary from the costs you would incur. Ask for an illustration or see the “Policy Data” section of your Policy for more information on the costs applicable to your Policy.

[1]

The premium charge includes a charge for premium taxes, which vary from jurisdiction to jurisdiction and generally range from 0%-5%, with some municipalities in Kentucky charging an additional premium tax ranging up to 10% on first-year premiums only.

[2]

Premium charges decline after Policy Year 10. Beginning in Policy Year 11 and each year thereafter, the guaranteed and current premium charge is 5% of premiums paid up to one Target Premium and 3% in excess of one Target Premium.

[3]

The amount of the Target Premium for a Policy depends on the insured’s age, underwriting class and sex (unless gender-neutral rates are required by law). The minimum Target Premium is $17.06 per $1,000 of Basic Face Amount. The maximum Target Premium is $167.88 per $1,000 of Basic Face Amount.

[4]	The first 12 transfers in a Policy Year are free.

6	PROSPECTUS	CHARGES AND DEDUCTIONS TABLES

The next table describes the fees and expenses that are payable periodically during the time that you own the Policy, not including the fees and expenses of the underlying fund companies. All charges have been rounded to the nearest cent or hundredth as applicable.

PERIODIC CHARGES (Other Than Mutual Fund Operating Expenses)
Amount Deducted
Charge	When Charge Is Deducted or Imposed	Maximum Guaranteed Charge	Current Charge
Mortality and Expense Risk Charge	Monthly	An annual charge of 0.25% of the Policy Account Value in the variable investment options	O%
Cost of Insurance[1]
Maximum Charge	Monthly	$83.33 per $1,000 of Net Amount at Risk (NAR)	$83.33 per $1,000 of NAR
Minimum Charge	Monthly	$0.38 per $1,000 of NAR	$0.02 per $1,000 of NAR
Cost of Insurance Charge for Representative Insured: a male, issue age 48, in the guaranteed underwriting class, with a Policy Total Face Amount of $1,000,000 in the first Policy Year	Monthly	$0.28 per $1,000 of NAR	$0.17 per $1,000 of NAR
Maximum Guaranteed Charge and Current Charge
Interest on Policy Loans	Annually on the Policy Anniversary	4% annually on all outstanding Policy Debt[2,3]

Representative costs may vary from the cost you would incur. Ask for an illustration or see the “Policy Data” section of your Policy for more information on the costs applicable to your Policy.

[1]

The cost of insurance charge varies based on the insured’s age, sex and underwriting class. We will not assess a surcharge to the cost of insurance rates for insureds in substandard underwriting classes that reflect higher mortality risks and result in a higher cost of insurance. See “Deductions and charges.” The cost of insurance charge shown may not be representative of the charges that you will pay. For more details, contact your Registered Representative.

[2]

After the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, the maximum guaranteed interest rate is 3.5% for all outstanding and new Policy loans, and the current interest rate is 3.1% for all outstanding and new Policy loans.

[3]

After taking into account the interest GIAC credits to the Loan Account, your effective rate of borrowing would be: (i) on a current basis, 1% annually until the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, and .1% thereafter on all outstanding and new Policy loans, and (ii) on a guaranteed basis, 1% annually until the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, and 0.5% thereafter for all outstanding and new Policy loans.

CHARGES AND DEDUCTIONS TABLES	PROSPECTUS	7

The next table describes the underlying mutual fund fees and expenses that you may pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses during the most recent fiscal year charged by any of the underlying mutual funds available under this Policy as of April 30, 2014. More detail concerning these fees and expenses is contained in the prospectus for each underlying mutual fund.

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
	Minimum	Maximum
Annual Underlying Mutual Fund Operating Expenses[1] (expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution (12b-1) fees, service fees and other expenses)	0.36%	1.71%

[1]

The range of Annual Underlying Mutual Fund Operating Expenses shown above does not take into account any contractual and/or voluntary arrangements under which the funds’ advisers currently reimburse fund expenses or waive fees. Please see the prospectus for each underlying fund for more information about that fund’s expenses.

If a policyowner is deemed to have engaged in “market timing”, a mutual fund may assess redemption fees. See “Frequent Transfers Among the Variable Investment Options.”

The fee and expense information used to prepare the above table was provided to GIAC by the underlying funds. GIAC has not independently verified such information. In addition, it is based on amounts incurred during the underlying mutual funds’ most recent fiscal years. Please note that a decline in a mutual fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the expense ratios for a fund’s current fiscal year to be higher than the expense information utilized herein.

8	PROSPECTUS	CHARGES AND DEDUCTIONS TABLES

EXECUTIVE BENEFITS VUL POLICY DIAGRAM

This diagram excludes the transfer charge, which is not being imposed currently. Interest on Policy Debt and repayments of Policy Debt are also not reflected in the diagram.

POLICY DIAGRAM	PROSPECTUS	9

ABOUT THE EXECUTIVE BENEFITS VUL POLICY

Issuing the Policy

An Executive Benefits VUL

insurance Policy must have Basic Face Amount coverage of at least $100,000.

THIS SECTION provides detailed information about your Policy. It explains your rights and responsibilities under the Policy, and those of GIAC. Because the laws and regulations that govern the Policy vary among the jurisdictions where the Policy is sold, some of the Policy’s terms will vary depending on where you live. These terms of your Policy will be outlined in the Policy we send you.

PURCHASING A POLICY

Each Executive Benefits VUL insurance Policy must have Basic Face Amount coverage of at least $100,000 ($250,000 for fully underwritten preferred plus non-tobacco (NT) policies). To purchase a Policy:

•	the insured must be between the ages of 20 and 80 (ages 20 and 65 for Guaranteed Issue) and meet our insurance requirements; and

•	you must be a corporation or a trust.

Some jurisdictions do not allow insurance companies to provide different benefits based on the sex of the insured. For these jurisdictions we offer a version of the Executive Benefits VUL Policy with the same benefits for men and women.

Currently, Executive Benefits VUL Policies may be purchased only by existing policyowners to insure additional employees or as additional coverage for existing employees.

Underwriting

The Policy is available for purchase in the small business and corporate markets to groups that we approve. We will make an offer based on one of three underwriting methods, as determined by GIAC’S Underwriting Committee:

•

Guaranteed Issue Underwriting (“Conditional Issue” in Maryland) — Insureds who are part of cases eligible for Guaranteed Issue Underwriting are not required to undergo medical underwriting, but they must have been actively at work for three months prior to application. These cases must satisfy participation requirements.

•

Simplified Issue Underwriting — Insureds who are part of cases eligible for Simplified Underwriting will be required to provide more information than members of Guaranteed Issue cases, but still will not be required to be medically underwritten.

•	Full Underwriting — All insureds who are part of a case subject to Full Underwriting must meet certain health and other insurance risk criteria.

Generally, a group must include Policies on 10 lives for Guaranteed Issue, five lives for Simplified Issue and three lives for Fully Underwritten with an expected minimum case premium of at least $50,000 annually. The employer must be the premium payor. The employer (or a trust established by the employer) is the policyowner and the beneficiary, and the employee is named as the insured.

10	PROSPECTUS	ABOUT THE EXECUTIVE BENEFITS VUL POLICY

Each underwriting classification is subject to our administrative rules and procedures then in place and as implemented by GIAC’s Underwriting Committee. Unless your Policy is issued under our Guaranteed Issue program, we must receive evidence of insurability that satisfies our underwriting standards before we will issue your Policy.

Using Guaranteed Issue or Simplified Issue underwriting for a group of individuals may cause healthy individuals within the group to pay higher cost of insurance rates than they would pay under a substantially similar policy that is offered by GIAC using different underwriting methods.

We require, prior to the issuance of a Policy, that the employee consent in writing to: (i) being insured under the Policy, (ii) the employer being a beneficiary of any proceeds payable upon the death of the employee, (iii) coverage continuing after employment terminates, and (iv) future increases in Total Face Amount under the Policy without additional consent (up to the maximum stated).

Because this is a corporate-owned variable universal life insurance policy, we may also underwrite at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for us to assume in placing the Policy. We can provide you with the details of our underwriting standards.

We reserve the right to reject an application if it does not meet our underwriting or administrative requirements or for any reason permitted by law. Additionally, we reserve the right to modify our underwriting standards and administrative requirements on a prospective basis to newly issued Policies at any time.

Backdating your Policy

Under certain circumstances we will backdate your Policy if you ask us to, giving you a Policy Date up to six months before the date of application. Backdating your Policy will be allowed only to achieve a common Policy Date for all insureds in the same group. If we backdate your Policy, we will deduct on the Issue Date the Monthly Deductions due from the backdated Policy Date to the Issue Date. In certain circumstances, we may also require an additional premium payment to put a backdated policy in force. We will not backdate a Policy to a date before which the Policy was available.

Certain states may not permit us to backdate a Policy. You should refer to your Policy for further details.

Replacing a Policy

If you are interested in replacing an existing policy with an Executive Benefits VUL Policy, we recommend that you speak with your lawyer or tax advisor first. It may not be in your best interest to surrender, lapse, change or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy

ABOUT THE EXECUTIVE BENEFITS VUL POLICY	PROSPECTUS	11

The policyowner

The policyowner is the person named on the application as the owner of the Policy. Generally, the policyowner is an employer or a legal entity (e.g., a trust) created by an employer.

The beneficiary

The beneficiary is the person you name to receive the proceeds when the insured dies.

is better for you. You should talk to your financial professional or tax advisor to make sure the exchange will be tax-free. If you surrender your existing Policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender.

Purchasing Policies in connection with 1035 exchange transactions

If you are replacing existing policies with Executive Benefits VUL Policies in a 1035 exchange transaction, any premium we receive prior to issuing the replacement Policies will be placed in GIAC’s general account. The Issue Date will be the Business Day on which GIAC’s administrative and underwriting requirements for issuance of a Policy have been satisfied and all money attributable to the policies being exchanged have been received. The Policy Date will be the Business Day on which we first received premium attributable to the Policy. The Net Premium will be allocated to the money market fund we make available effective as of the Policy Date and we will begin monthly processing as of that date. After deducting Monthly Deductions for the period from the Policy Date to the Issue Date, we will transfer the remaining Policy Account Value according to your instructions.

Delay of Policy issuance

Because we will not issue the Policy until all underwriting and administrative requirements are satisfied, and all premiums have been received from your existing insurance company or companies, the issuance of the Policy may be delayed.

THE POLICYOWNER

The policyowner is the person named on the application as the owner of the Policy. Typically, the policyowner is a corporate employer or a trust established by such employer. The policyowner does not have to be the insured. While the insured is living, only the policyowner named in our records has the right to exercise rights granted by the Policy unless ownership of the Policy has been assigned to someone else.

You may change the policyowner by written request in Good Order signed and dated by all policyowners. The change will be made effective on the date the request was signed, but will not apply to any payments or actions taken before we receive your request. Changing the policyowner may have negative tax consequences.

THE BENEFICIARY

The beneficiary is the person you name to receive the proceeds when the insured dies. Typically, the policyowner is named as the beneficiary where the policy is owned by a corporate employer or trust. You can change the beneficiary until the insured dies. Also, you may name a “contingent” beneficiary. The beneficiary has no rights under the Policy until the insured dies. You may change the beneficiary, by your signed written request in Good Order. Your request must be signed and dated by all of the policyowners listed in our records. The change is made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.

12	PROSPECTUS	ABOUT THE EXECUTIVE BENEFITS VUL POLICY

PURCHASING A POLICY WITH SUPPLEMENTAL FACE AMOUNT

You may purchase Supplemental Face Amount coverage under the Policy, which provides insurance coverage in addition to the Basic Face Amount. The Supplemental Face Amount provides a level death benefit to the insured’s Attained Age 100. The amount of this coverage, if any, plus the Basic Face Amount are the two components of your Policy’s Initial Total Face Amount. The minimum Supplemental Face Amount you can purchase is $25,000. The maximum Supplemental Face Amount you can purchase at issue cannot exceed nine times the Basic Face Amount. This maximum does not apply when you add coverage by increasing your Total Face Amount after issue. However, Supplemental Face Amount can only be added to a Policy until the Policy Anniversary nearest the insured’s 93rd birthday. For policies issued based on Guaranteed Issue Underwriting, the initial Supplemental Face Amount plus the initial Basic Face Amount cannot exceed $4 million.

Coverage provided by the Supplemental Face Amount will be treated like coverage provided by the Basic Face Amount. In particular:

•	it will affect the minimum death benefit under Section 7702 of the Internal Revenue Code; and

•	it will affect the calculation of premiums for determining whether the Policy is a modified endowment contract.

See “Death benefit options” and “Federal tax considerations.”

Other things you should consider in deciding whether to purchase Basic Face Amount only or to purchase Basic Face Amount plus Supplemental Face Amount include:

•	The Supplemental Face Amount provides a death benefit only to the insured’s Attained Age 100.

•	Cost of insurance rates for the Supplemental Face Amount are the same as for the Basic Face Amount.

•	Purchasing part of your coverage as Supplemental Face Amount will result in a lower Target Premium for your Policy because there are no Target Premiums associated with the Supplemental Face Amount.

•	At issue, the maximum amount of Supplemental Face Amount that can be purchased is nine times the Basic Face Amount.

ABOUT THE EXECUTIVE BENEFITS VUL POLICY	PROSPECTUS	13

BENEFITS AND POLICY VALUES

DEATH BENEFIT

Your death benefit on any date prior to the Policy Anniversary nearest the insured’s 121st birthday is the greater of:

•	the Total Face Amount; or

•	the minimum death benefit required under Section 7702 of the Internal Revenue Code.

With this death benefit (also known as death benefit option 1), a combination of positive investment performance and higher premium payments may cause the Policy Account Value to increase by an amount sufficient to lower the Net Amount at Risk. When this happens, the amount that we deduct for the cost of insurance charges each month will also go down.

The tax consequences of continuing the Policy beyond the insured’s 100th birthday are unclear. You should consult a tax advisor for more information.

Maturity benefit

On the Policy Anniversary closest to the insured’s 121st birthday, a maturity benefit equal to the Policy Account Value on that date less any Policy Debt will be paid to you, the successor owner, or your estate at that time, and this Policy will no longer be in effect.

The minimum required death benefit

The Policy has a minimum required death benefit. The minimum required death benefit is the lowest death benefit under which the Policy will qualify as life insurance under Section 7702 of the Internal Revenue Code. We calculate this minimum using the Cash Value Accumulation Test.

The minimum death benefit required on any date is equal to the Alternate Cash Surrender Value on that date multiplied by the death benefit factor shown in your Policy.

PAYING THE DEATH BENEFIT

We will pay a death benefit to the beneficiaries named in your Policy when we receive proof that the insured has died while the Policy was in effect. The proceeds payable are calculated as set forth in “Policy Proceeds.” If there is reason to dispute the Policy, then we may delay the payment of death benefits. See “Limits to GIAC’s right to challenge a policy.”

VALUES ASSOCIATED WITH YOUR POLICY

The following is a detailed breakdown of how we calculate the different values associated with your Policy.

Amounts in the Separate Account

Any Net Premiums that you allocate or transfer to a variable investment option are used to buy shares in the mutual fund corresponding to the variable investment option, according to your instructions. We will also purchase shares when we reinvest dividends paid by the mutual funds.

14	PROSPECTUS	BENEFITS AND POLICY VALUES

We will sell these shares when you make a withdrawal, transfer Policy Account Value or take a Policy loan. We will also sell these shares when we withdraw your Monthly Deduction, or make transfers under the dollar cost averaging or automatic portfolio rebalancing options. Based on the value of each share on the transaction date, we will sell the number of shares needed to cover the cost of that transaction. To reflect how investment performance affects Policy Account Value, we determine a unit value for each variable investment option. Unit values will vary among variable investment options. To calculate the value of your investment in a particular variable investment option, we multiply the unit value of the option by the number of units you own. Unit values change based on the investment performance of the underlying mutual fund shares. We calculate the unit value for each variable investment option at the end of each Business Day.

Note that you bear all risks associated with the investments in the Separate Account.

Policy Account Value

Your Policy Account Value is the total value of the investments held in your Policy. This includes the value of your allocations to the fixed-rate and variable investment options, and any Policy values that may be in the Loan Account as collateral for a Policy loan. It is calculated as:

•	Net Premiums that you contribute to your Policy; plus or minus

•	any profit or loss generated by your Policy Account Value in the variable investment options; plus

•	any interest you earn on allocations to the fixed-rate option or interest we credit on the Loan Account; minus

•	your total Monthly Deductions; minus

•	any partial withdrawals you’ve made; minus

•	any transfer charges.

Policy Account Value varies from day to day.

We do not guarantee a minimum Policy Account Value.

Alternate Cash Surrender Value and Net Cash Surrender Value

The Policy’s Net Cash Surrender Value is the amount you would actually receive if you surrendered your Policy. It is the Alternate Cash Surrender Value minus any Policy Debt.

The Policy’s Alternate Cash Surrender Value (referred to as Alternate Net Cash Surrender Value in the Policy) is equal to the Policy Account Value plus a percentage of the total of all premium charges you have paid, up to and including the date the Alternate Cash Surrender Value is calculated. After the first Policy Anniversary, these percentages will decrease every Policy Month and will be zero after completion of the 83rd Policy Month. Beginning with the 84th Policy Month your Alternate Cash

Net Cash

Surrender Value

Net Cash Surrender Value is the amount you would actually receive if you surrendered your Policy.

BENEFITS AND POLICY VALUES	PROSPECTUS	15

Surrender Value will be equal to the Policy Account Value. Appendix B shows the percentage of total premium charges applicable for each Policy Month.

If the Policy is fully surrendered prior to the 84th Policy Month but the surrender proceeds are intended to be applied to an insurance policy or certificate issued in conjunction with an intent to qualify the surrender as a tax-free exchange under Section 1035 of the Internal Revenue Code, the Alternate Cash Surrender Value will not apply. If this is the case, your Net Cash Surrender Value will be equal to the Policy Account Value less Policy Debt.

Some states may require that the benefit provided by the Alternate Cash Surrender Value be available even if the Policy is surrendered in a 1035 exchange. You should refer to your Policy for further details.

EXAMPLE

The policyowner owns a Policy with a Target Premium of $53,060 and he has paid $53,060 each year for the last three Policy Years. If he were to surrender his Policy on the third Policy Anniversary:

Policy Account Value on third Policy Anniversary (assuming net return of 5.04%1):	$153,517.00

Premium charges deducted (9%):	$14,326.00

Applicable percentage of premium charge to be refunded on third Policy Anniversary (from Appendix B):	95%

Alternate Cash Surrender Value $153,517 + (95% of $14,326.00):	$167,127.00

[1]

The net return reflects a gross return of 6% less the deduction of 0.96%, the arithmetic average of investment advisory fees and operating expenses incurred by all of the underlying mutual funds during 2013, before giving effect to any applicable expense reimbursements and fee waivers. Please note that a decline in a mutual fund’s average net assets during the current fiscal year as a result of market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein, resulting in a lower net return.

There are no additional charges associated with the Alternate Cash Surrender Value, but this benefit may result in overall Policy charges being slightly higher when compared to policies not having such a benefit.

The value of any investments in the variable investment options may increase or decrease daily depending on how well the investments perform. A combination of partial withdrawals, Policy loans, unfavorable investment performance and the ongoing Monthly Deduction can cause your Policy Account Value to drop below zero.

16	PROSPECTUS	BENEFITS AND POLICY VALUES

PREMIUMS, DEDUCTIONS AND CHARGES

PREMIUMS

Your Policy will take effect once you have paid your Minimum to Issue Premium, but not before your Policy’s Issue Date. Once your Policy has taken effect you decide the amount of your premium payments and when you want to make them. However, all premiums are subject to certain limitations. See “Limitations on premiums.”

Issuing the Policy

Your Minimum to Issue Premium is the amount you must pay to put your Policy in force. It is shown in your Policy. If your Policy is backdated, then your first premium payment must be enough to cover Monthly Deductions due between the Policy Date and the Issue Date.

Subsequent premiums

When you set up your Policy, you may choose a modal planned premium. This is the premium that you intend to pay periodically. We will send you a reminder when your planned premium is due, annually, semi-annually or quarterly, as requested, but you are under no obligation to pay a premium as long as the Policy Account Value, less the Monthly Deductions and less Policy Debt, is not less than zero. Please note that your plan administrator may not permit all payment modalities.

All premiums must be paid to GIAC’s Customer Service Office. Each premium you pay must be at least $100, unless you are paying through a pre-authorized checking plan. GIAC may accept lower premium amounts in accordance with its current administrative procedures. GIAC reserves the right, from time to time, to establish administrative rules that set forth acceptable forms of premium payments. Premium payments that are not acceptable under these rules will be deemed to be not in Good Order, will not be credited to your Policy, and will be handled in accordance with our administrative procedures then in effect. These procedures may include returning the premium payment to you or contacting you for further information.

If you cancel a premium payment we will refund the payment and, if the Net Premium has already been allocated, we will reverse the investment options chosen. If your premium payment is returned by your bank for insufficient funds, we will write to you to request a replacement check. If a valid replacement check is not received within 10 days of our written request, we will reverse the investment options to which your Net Premium has been allocated. We reserve the right to hold you responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen. If we exercise this right we will recoup any losses resulting from a decline in the value of the investment options by deducting such losses from your Policy Account Value or pursuing legal remedies available to us.

Subsequent premium payments through pre-authorized checking plans

If you choose to pay subsequent premiums through a pre-authorized checking plan, each premium must be at least $25. We will automatically

PREMIUMS, DEDUCTIONS AND CHARGES	PROSPECTUS	17

deduct premium payments each month from an account you designate. We will not send a bill or a confirmation for these automatic payments. You may commence this service at any time, unless your Policy has entered its grace period. If we are unable to obtain the premium payment from your account, we may automatically switch you to quarterly billing.

LIMITATIONS ON PREMIUMS

We may limit the amount that you can pay into your Policy, including refusing or refunding premiums you pay, to attempt to preserve your Policy’s treatment as life insurance under federal tax laws.

Under the Cash Value Accumulation Test, we will accept any premium that does not result in an increase in the death benefit as a result of Section 7702. If a premium would cause an increase in the death benefit under Section 7702, we will accept the payment provided that the total of premium payments in a Policy Year does not exceed 10 times your Policy’s Target Premium. If you do not meet this test, we may still accept your premium payment if you prove that the insured meets our insurance requirements.

We will refund any portion of a premium payment that exceeds this limit.

CREDITING PAYMENTS

Your initial premium will be credited when the Policy is issued. Thereafter, we normally credit your payment, and allocate the Net Premium, as of the end of the Business Day on which it is received in Good Order at our Customer Service Office. However, any payments that we receive in Good Order after your Policy has been issued that require additional underwriting will be held in GIAC’s general account and credited as of the date the underwriting process is complete. Interest earned in the general account accrues to the benefit of GIAC. We allocate the Net Premium in accordance with any instructions that accompany the payment or, if none, the most recent allocation instructions on file.

If (i) your payment is not identified as a premium payment, (ii) you do not provide specific instructions with your payment, or (iii) your payment is received during a grace period, we will use the payment:

•	first to repay any Policy Debt; and

•	then, as a premium payment.

Regardless of whether the payment is a premium payment or a loan repayment, the Net Premium is credited to the Policy Account Value and is allocated first to pay any due and unpaid Monthly Deductions; any remaining amount is allocated to the variable and fixed-rate investment options in accordance with your most recent allocation instructions.

See “How your premiums are allocated” and “Policy loans” for specific information on how your payments are allocated among the fixed-rate and variable investment options.

18	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

HOW YOUR PREMIUMS ARE ALLOCATED

When you make a payment towards your Policy, the amount that remains after we deduct the premium charge (see “Deductions and Charges”) is the Net Premium. We invest your Net Premiums in the fixed-rate and/or variable investment options according to your instructions. When Net Premiums have been invested they become part of your Policy Account Value. Currently, there is no limit to the number of investment options to which you may allocate your Net Premiums and Policy Account Value, although we reserve the right to impose limitations in the future. As part of your initial application, you tell us how you would like your Net Premiums distributed among the various allocation options. The percentage you choose for each allocation option must be in whole numbers, and the total must equal 100%. You may change how your Net Premiums are invested at any time by telling us in writing at our Customer Service Office or by calling 800-441-6455. Before you can request a future allocation change by telephone, you must first establish a Personal Identification Number (PIN). If you did not request a PIN at the time of application, you may do so by contacting your Registered Representative or calling 800-441-6455. See “Transfers among the investment options” for further information on PINs and telephone transfer instructions. The change to your allocation instructions will be effective on and after the date we receive your instructions in Good Order at our Customer Service Office, but will not affect any existing Policy values. To change the allocation of these amounts, you must make a transfer. See “Transfers among the investment options.”

DEFAULT

On any Monthly Processing Date, if your Policy Account Value, less the Monthly Deduction and less Policy Debt, is less than zero, your Policy will enter the grace period. The grace period is a 61-day period beginning on that Monthly Processing Date. Your Policy remains in force during the grace period and a death benefit is payable should the insured die during the grace period but before the Policy lapses. The death benefit payable during the grace period will be reduced by the amount necessary to bring the Policy Account Value to zero and by any outstanding Policy Debt.

We will tell you that your Policy has entered the grace period and is in danger of lapsing, and the required payment you must make to keep it from lapsing, at least 30 days before the end of the grace period. Your required payment will be the amount required to bring the Policy Account Value less any Policy Debt to an amount equal to or greater than zero. If we do not receive this required payment by the end of the grace period, your Policy will lapse without value. Depending on the state in which your Policy is issued, you may receive more than 30 days’ notice that your Policy is in danger of lapsing. You should refer to your Policy for further details.

Please note that while you need only make the required payment to keep your Policy from lapsing currently, we will recommend that your required payment be supplemented by an additional amount as set forth

Investing your Net

Premiums

When you make a payment towards your Policy, the amount that remains after we deduct the premium charge is the Net Premium. We invest your Net Premiums according to your instructions. When Net Premiums have been invested, they become part of your Policy Account Value.

PREMIUMS, DEDUCTIONS AND CHARGES	PROSPECTUS	19

in the default notice we will send to you in order to help prevent your Policy from entering the grace period again on a subsequent Monthly Processing Date.

Payments made during a grace period are applied first as a loan repayment, if applicable. See “Interest on your policy loan” and “Repaying your policy loan” in the section titled “Policy Loans.” Any remaining amount is treated as a premium payment and allocated, after deducting any applicable premium charge, first to pay charges due, but not collected, and finally, to the fixed-rate and variable investment options according to your allocation instructions.

Required loan repayments

If, at any time, you have outstanding Policy Debt, you do not pay the accrued interest due on a Policy Anniversary, and there are insufficient values in your Policy to capitalize the amount due, your Policy will enter the grace period and we will require you to make a loan repayment. See “Interest on your policy loan.” If you do not make the required loan repayment by the end of the grace period, the Policy will lapse. We will notify you at least 30 days before the end of the applicable grace period and advise you of this situation.

REINSTATING YOUR POLICY

If your Policy has lapsed (and you have not surrendered it for its Net Cash Surrender Value) you may reinstate it up to three years after the date of lapse.

To reinstate your Policy:

•	we must receive your signed written application for reinstatement in Good Order at our Customer Service Office;

•	the insured must be alive on the date the reinstatement takes effect;

•	you must show that the insured meets our insurance requirements;

•

you must repay or reinstate any outstanding Policy Debt as of the date of lapse with interest at the maximum Policy loan interest rate from the date of lapse to the date of reinstatement (we will also credit interest to amounts in the Loan Account from the date of lapse to the date of reinstatement as described in “Policy Loans”);

•

you must pay any amount by which the Policy Account Value minus Policy Debt was less than zero on the date of lapse, plus interest on this amount at an annual rate of 6% from the date of lapse to the date of reinstatement; and

•

you must make a premium payment of an amount that, after deduction of applicable premium charges, is equal to three times the Monthly Deduction due on the Monthly Processing Date on which the reinstatement will be effective.

Your reinstated Policy will have the same Policy Date, Total Face Amount and death benefit option as the Policy that lapsed. The date of

20	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

reinstatement will be the Monthly Processing Date on or after the date we approve the reinstatement. Charges for the Policy after reinstatement will be based on the insured’s Attained Age at the time of reinstatement. Your reinstated policy will have a new two-year contestable period. The Policy Account Value upon reinstatement will be the Policy Account Value in effect at the time of lapse, plus any required premium payment described above, after deduction of the premium charge, plus interest credited to the Loan Account from the date of lapse.

The interest rate payable on amounts by which the Policy Account Value minus Policy Debt is less than zero may vary by state law. You should refer to your Policy for further details.

DEDUCTIONS AND CHARGES

GIAC makes various deductions and charges that are required to maintain your Executive Benefits VUL policy. These charges cover certain costs we incur with respect to the Policies, including:

•

the cost of underwriting, issuing and maintaining the Policies, including preparing and sending billing notices, reports and policyowner statements, communications with insurance agents and other overhead costs;

•	the risk that those insured under the Policies may not live as long as we estimated when we issued the Policy, and that our administrative expenses may also be higher than expected;

•	the cost of paying death benefits, especially in the early Policy Years when the Policy Account Value may be far below the death benefit we pay if the insured dies; and

•

our sales and promotional expenses, commissions, and local, state and federal taxes including premium taxes. You may not claim the portion of these charges used to pay taxes as a federal income tax deduction. Premium taxes vary from jurisdiction to jurisdiction and, as a general rule, currently range up to 5%; however, certain municipalities in the state of Kentucky impose an additional premium tax ranging up to 10% on first-year premiums.

The amount of a charge does not necessarily correspond to our costs in providing the service or benefits associated with a particular Policy. For example, the premium charge may not cover all of our actual sales expenses for the Policies, and proceeds from other charges, including the mortality and expense risk charge and cost of insurance charges, may be used in part to cover sales expenses. There may be a guaranteed charge, or maximum charge, and a current charge. The guaranteed charge is the most that we can charge you for a particular item. The current charge is what we are now charging for that item. We have the right to increase the current charge up to the guaranteed charge. We will tell you if we increase these charges. Once deductions and charges are taken from your Policy they do not contribute to the value of your Policy.

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All of the deductions and charges are summarized and explained below. Any charges applicable to your Policy will be indicated in the “Policy Data” section of your Policy. Contact our Customer Service Office for more information about the deductions and charges. For information regarding compensation paid for the sale of the Policies, see “Distribution of the Policies.”

TRANSACTION FEES

Premium charge

During each of the first 10 Policy Years after issue, a charge of 9% is deducted from each premium you pay until you have paid one Target Premium in a Policy Year. After the 10th Policy Anniversary, this charge drops to 5% for premiums paid in a Policy Year until you have paid one Target Premium in a Policy Year. On premiums in excess of one Target Premium in a Policy Year, we deduct a premium charge of 5% in the first 10 Policy Years and 3% in each year thereafter. The Target Premium only applies to the Policy’s Basic Face Amount and depends upon the insured’s age at issue, underwriting class and sex (unless sex-neutral rates are required by law).

Transfer charge

You may transfer your Policy Account Value among the allocation options. If you make more than 12 transfers within a Policy Year, we reserve the right to charge you $25 for each additional transfer you make in that year. We will deduct the transfer charge from the allocation options from which you are making the transfer, and will use this amount to offset our processing costs.

We will not deduct a transfer charge when:

•	you make multiple transfers under your Policy’s dollar cost averaging or automatic portfolio rebalancing features;

•	you transfer amounts as part of taking or repaying a Policy loan; or

•	you transfer amounts out of a variable investment option because the investment policies of the corresponding mutual fund have materially changed.

We do not currently deduct transfer charges.

Reinstatement charge

If you reinstate your Policy following lapse, you must pay:

•

the amount by which the Policy Account Value minus Policy Debt was less than zero on the date of lapse, plus interest on this amount at an annual rate of 6% from the date of lapse to the date of reinstatement;

•

interest at the maximum Policy loan interest rate from the date of lapse to the date of reinstatement on any outstanding Policy Debt as of the date of lapse (if the loan is being reinstated) or, if the loan is not being reinstated, the amount of any outstanding Policy Debt as of the date of lapse plus interest at the maximum loan interest rate from date of lapse to date of reinstatement; and

22	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

•

a premium payment of an amount that, after deduction of applicable premium charges, is equal to three times the Monthly Deduction due on the Monthly Processing Date on which the reinstatement will be effective.

PERIODIC FEES

On each Monthly Processing Date, we deduct from the Policy Account Value amounts to cover the cost of insuring the insured and the mortality and expense risk charge. The sum of these charges is your Policy’s Monthly Deduction. It is made proportionately from your Policy Account Value in the fixed-rate and variable investment options. The Monthly Deduction is calculated after we process any other requested transactions on the Policy, such as premium payments, loan repayments, withdrawals, transfers, Total Face Amount changes and changes in death benefit option.

Mortality and expense risk charge

We deduct this charge based on the Policy Account Value in the variable investment options.

The current monthly charge is 0%.

The mortality and expense risk charge is guaranteed never to exceed 0.25% of the Policy Account Value in the variable investment options.

Cost of insurance charge

This charge is based on our cost of insurance rates for insured people of the same age, sex, Total Face Amount and underwriting class. The maximum that we can charge for each $1,000 of Net Amount at Risk for the Initial Total Face Amount is set out in your Policy and is based on the 2001 Commissioners’ Standard Ordinary Mortality Tables published by the National Association of Insurance Commissioners. The cost of insurance rate generally increases as the insured gets older. Our current cost of insurance charge rates are lower than the guaranteed charges.

GIAC may use simplified underwriting or other underwriting methods that would cause healthy individuals within the group to pay higher cost of insurance rates than they would pay under a substantially similar policy that is offered by GIAC using different underwriting methods.

We calculate the cost of insurance charge by multiplying your Policy’s Net Amount at Risk each month by the current cost of insurance rate that applies to the insured, and dividing the result by $1,000. The Net Amount at Risk reflects the difference between the death benefit and the Policy Account Value. The Net Amount at Risk is affected by investment performance, payments of premiums, fees and charges under the Policy, death benefit option chosen, partial withdrawals, and changes in the Total Face Amount. Your Policy’s cost of insurance charge is calculated after the deduction of all other monthly Policy charges. We may change the cost of insurance rates prospectively, at our discretion, up to the guaranteed rate listed in your Policy. We will not assess a surcharge to

Monthly

Deduction

Each month we deduct from the Policy Account Value amounts for the cost of insuring the insured, and, if applicable, a mortality and expense risk charge.

Cost of insurance

charge

This charge allows us to pay death benefits, especially in the early Policy Years when the Policy Account Value is far below the death benefit we pay if the insured dies.

PREMIUMS, DEDUCTIONS AND CHARGES	PROSPECTUS	23

the cost of insurance rates for insureds in substandard underwriting classes that reflect higher mortality risks and would result in higher cost of insurance rates.

OTHER CHARGES AND DEDUCTIONS

Interest on Policy loans

If you have outstanding Policy Debt, we charge compound interest that accrues daily at an annual rate of 4%, payable in arrears until the later of the 10th Policy Anniversary or the insured’s Attained Age 60. At that time, the current annual rate falls to 3.1% for all existing and new Policy loans and is guaranteed not to exceed an annual rate of 3.5%. Interest is due on each Policy Anniversary. If you do not pay the interest on your loan when it is due, the amount will be capitalized and added to the Loan Account. See “Policy loans.” The maximum amount of interest that can be capitalized is 100% of Unloaned Policy Account Value.

Deductions from the Separate Account

We have the right to charge the Separate Account, the account through which we invest your Net Premiums in the variable investment options, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or if there are any other tax-related charges associated with the Separate Account or the Policies. We don’t currently charge for taxes attributable to the Separate Account.

Deductions from mutual funds

Daily deductions are made from the assets of the mutual funds to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. These expenses, which vary from year to year, are summarized in the Charges and Deductions tables of this prospectus and described in more detail in each fund’s prospectus.

24	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

YOUR ALLOCATION OPTIONS

AS PART OF YOUR POLICY you are able to direct where a portion of your Net Premiums and Policy Account Value are allocated. There are several variable investment options and a fixed-rate option.

THE VARIABLE INVESTMENT OPTIONS

The variable investment options give you the opportunity to invest a portion of your Net Premiums, indirectly, in a series of mutual funds offering variable rates of return. The value of your investments will vary depending on the performance of the mutual funds. There is no minimum guaranteed Policy Account Value for the portion of your Policy that is held in the variable investment options.

The Separate Account

The Separate Account is the account through which we invest your Net Premiums in the variable investment options. We are the record owner of the assets in the Separate Account, and use these assets exclusively to support the variable life insurance policies issued through the Separate Account. The Separate Account consists of 61 investment divisions, each corresponding to a mutual fund or a series of a mutual fund in which the Separate Account invests. The Separate Account was established by GIAC’s Board of Directors on September 23, 1999, under the insurance law of the state of Delaware, and meets the definition of a separate account under the federal securities laws. Our Separate Account is registered with the SEC as a unit investment trust — a type of investment company under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where it is authorized to do business.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains or losses. Income, gains and losses credited to, or charged against, a variable investment option reflect that variable investment option’s investment performance and not the investment performance of our other assets. GIAC owns the assets held in the Separate Account. The assets equal to the reserves and other liabilities of the Separate Account are used only to support the variable life insurance policies issued through the Separate Account. Delaware insurance law provides that these assets may not be used to satisfy liabilities arising from any other business that GIAC may conduct. This means that the assets supporting Policy values maintained in the variable investment options are not available to meet the claims of GIAC’s general creditors. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC’s direct contributions to the Account, or the investment results attributable to GIAC’s retained assets. Because such retained assets do not support Policy values, GIAC may

YOUR ALLOCATION OPTIONS	PROSPECTUS	25

transfer them from the Separate Account to its general account. We are obligated to pay all amounts promised under the Policy.

Each mutual fund is described briefly below. Complete information can be found in the accompanying fund prospectuses.

The funds

Each of the funds corresponding to a variable investment option is either an open-end management company or a series of an open-end management company registered with the Securities and Exchange Commission. We buy and sell shares of the funds at their net asset value in response to your instructions and other policy-related transactions.

Currently, other investment products that we and other insurers offer are also able to invest in certain of the mutual funds through the Separate Account. While the Board of Directors of each fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts arising out of this arrangement, we may also take actions to protect the interests of our policyowners. See “Rights Reserved by GIAC” and the prospectuses for the individual mutual funds.

Investment objectives and policies of the funds

Each fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each fund, and there is no guarantee that a fund will be able to meet its investment objectives fully. Some funds have similar investment objectives and policies to other funds managed by the same adviser. The investment results of the funds, however, may be higher or lower than the adviser’s other funds. There is no assurance, and we make no representation, that the performance of any fund will be comparable to the performance results of any other fund.

The table below summarizes each fund’s investment objective, along with the typical investments that make up that fund.

There is no assurance that any of the funds will achieve its stated objective(s). For example, during extended periods of low interest rates, the yields of money market variable investment options may become extremely low and possibly negative.

You can find more detailed information about the funds, including a description of risks and expenses, in the summary prospectuses and prospectuses for the funds that accompany this prospectus. You should read these summary prospectuses and prospectuses carefully, consider the investment objectives, risks, fees and charges, and keep the prospectuses for future reference.

Note: If you received a summary prospectus for a fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

The AllianceBernstein, Alger, American Century, BlackRock, ClearBridge, Davis, Delaware, Fidelity, Franklin, Gabelli, Ibbotson, Invesco, Ivy, Janus, MFS, Oppenheimer, PIMCO, Templeton, and Wells Fargo funds (or affiliated entities) are not affiliated with GIAC.

26	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
RS Large Cap Alpha VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $5.0 billion and the market capitalization of the largest company included in the Russell 1000© Index on the last day of the most recent quarter.	RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests at least 95% of its net assets in stocks of companies included in the S&P 500 Index.	RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.	RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.

Normally invests at least 80% of its net assets in debt securities, including corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies.

			RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.

Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities.

			RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Money Market VIP Series	To seek as high a level of current income as is consistent with liquidity and preservation of capital.	Normally invests in U.S. dollar-denominated high-quality, short-term instruments	RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004

YOUR ALLOCATION OPTIONS	PROSPECTUS	27

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
RS International VIP Series	Long-term capital appreciation.

Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.

RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104
RS Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104
RS Small Cap Growth Equity VIP Series	Long-term capital growth	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000© Index on the last day of the most recent quarter, whichever is greater.	RS Investment Management Co. LLC (Adviser) One Bush Street, Suite 900 San Francisco, California 94104

28	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Alger Capital Appreciation Portfolio (Class S)	Long-term capital appreciation	Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowing for investment purposes in equity securities of companies of any market capitalization that the adviser believes demonstrates promising growth potential.	Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital	The Portfolio pursues opportunistic growth by investing in a global universe of companies in multiple industries that may benefit from innovation. The Portfolio invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Growth & Income Portfolio (Class B)	Long-term growth of capital	The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued, focusing on dividend-paying securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS International Value Portfolio (Class B)	Long-term growth of capital	Equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. Companies that are determined by the Adviser to be undervalued, using fundamental value approach.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies. The Adviser tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105

YOUR ALLOCATION OPTIONS	PROSPECTUS	29

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
AllianceBernstein VPS Real Estate Investment Portfolio (Class B)	Total return from long-term growth of capital and income	Equity securities of real estate investment trusts or “REITS” and other real estate industry companies. May invest in mortgage-backed securities, short-term investment grade debt securities and other fixed-income securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Value Portfolio (Class B)	Long-term growth of capital	Diversified portfolio of equity securities of U.S. companies, generally representing approximately 95-150 companies, with relatively large market capitalizations that the Adviser believes are undervalued.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
American Century VP Capital Appreciation Fund (Class 1)	Capital growth	The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase. Although the portfolio managers intend to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies.	American Century Investment Management, Inc. 4500 Main Street Kansas City, Missouri 64111
American Century VP Mid Cap Value Fund (Class 1)	Long-term capital growth with income as secondary objective	The fund invests at least 80% of its assets in medium size companies. The fund considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.	American Century Investment Management, Inc. 4500 Main Street Kansas City, Missouri 64111
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return	Equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world	BlackRock Advisors, LLC (Adviser) 100 Bellevue Parkway Wilmington, Delaware 19809	BlackRock Investment Management, LLC (Sub-adviser) 1 University Square Drive, Princeton, NJ 08540
BlackRock International Limited (Sub-adviser) 40 Torpichen Street Edinburgh, EH3 8JB, United Kingdom

30	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
ClearBridge Variable Appreciation Portfolio (Class II)	Seeks long-term capital appreciation	The Portfolio invests primarily in equity securities of medium- and large-sized U.S. companies, but can also invest in small companies. The focus is on seeking investments among a strong core of growth and value stocks. The Portfolio primarily consists of “blue-chip” companies dominant in their industries, where the managers find the best opportunities for growth at a reasonable price. The Portfolio may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	ClearBridge Investments, LLC 620 8th Avenue New York, NY 10018
ClearBridge Variable Mid Cap Core Portfolio (Class II)	Seeks long-term growth of capital	Normally, the fund invests at least 80% of its net assets in equity securities of medium capitalization companies. The fund may invest up to 25% of its assets in foreign securities.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	ClearBridge Investments, LLC 620 8th Avenue New York, NY 10018
ClearBridge Variable Small Cap Growth Portfolio (Class II)	Seeks long-term growth of capital	Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	ClearBridge Investments, LLC 620 8th Avenue New York, NY 10018
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756

YOUR ALLOCATION OPTIONS	PROSPECTUS	31

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Davis Real Estate Portfolio	Total return through a combination of growth and income.	Davis Real Estate Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Davis Value Portfolio	Long-term growth of capital.	Davis Value Portfolio invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Delaware VIP Limited-Term Diversified Income Series (Service Class)	Seeks maximum total return, consistent with reasonable risk	Under normal circumstances, the Series will invest at least 80% of its net assets in investment-grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations (80% policy). The Series may invest up to 20% of its net assets in below investment-grade securities. Additionally, the Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.	Delaware Management Company, a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. 2005 Market Street Philadelphia, PA 19103

32	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Delaware VIP Diversified Income Series (Service Class)	Seeks maximum long-term total return consistent with reasonable risk	The Series invests primarily in bonds allocated among four sectors of the fixed income securities market: the U.S. investment grade sector, the U.S. high yield sector; the International developed markets sector; and the emerging markets sector. The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Series’ total assets. The Series will limit non-U.S. dollar denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 25% of net assets.	Delaware Management Company, a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. 2005 Market Street Philadelphia, PA 19103
Delaware VIP Emerging Markets Series (Service Class)	Seeks long-term capital appreciation

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. Under normal circumstances, at least 80% of the Series’ net assets will be invested in emerging market issuers (80% policy). The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Delaware Management Company, a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. 2005 Market Street Philadelphia, PA 19103

YOUR ALLOCATION OPTIONS	PROSPECTUS	33

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Fidelity VIP Contrafund® Portfolio (Service Class 2)	The fund seeks long-term capital appreciation	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Freedom 2020 Portfolio (Service Class 2)	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Investing in a combination of underlying Fidelity Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.

Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

34	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Fidelity VIP Freedom 2030 Portfolio (Service Class 2)	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Investing in a combination of underlying Fidelity Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.

Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP High Income Portfolio (Service Class 2)	The fund seeks a high level of current income, while also considering growth of capital	Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

YOUR ALLOCATION OPTIONS	PROSPECTUS	35

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Fidelity VIP Mid Cap Portfolio (Service Class 2)	The fund seeks long-term growth of capital	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Franklin Mutual Shares VIP Fund (prior to May 1, 2014, known as Mutual Shares Securities Fund) (Class 2)	Seeks capital appreciation, with income as a secondary goal	Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, New Jersey 07078
Franklin Small Cap Value VIP Fund (Class 2 Shares) (prior to May 1, 2014, known as Franklin Small Cap Securities Fund)	Seeks long-term total return	Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, New Jersey 07024
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422

36	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Capital appreciation and some current income	Primarily invests in a portfolio of underlying ETFs. The portfolio typically expects to invest 60% in underlying ETFs that invest primarily in equity securities of large, medium and small sized companies and may include other investments such as commodities and commodity futures, and 40% in ETFs that invest primarily in fixed-income securities and money market instruments.	ALPS Advisors, Inc. (Adviser) 1290 Broadway, Suite 1100 Denver, CO 80203	Ibbotson Associates, Inc. (Sub-adviser) 22 W. Washington Street Chicago, IL 60602
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Current income and capital appreciation	Primarily invests in a portfolio of underlying ETFs. The portfolio typically expects to invest 60% in underlying ETFs that invest primarily in fixed-income securities and money market instruments and 40% in underlying ETFs that primarily invest in equity securities of large, medium and small sized companies and may include other investments such as commodities and commodity futures.	ALPS Advisors, Inc. (Adviser) 1290 Broadway, Suite 1100 Denver, CO 80203	Ibbotson Associates, Inc. (Sub-adviser) 22 W. Washington Street Chicago, IL 60602
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Capital appreciation	Primarily invests in a portfolio of underlying ETFs. The portfolio typically expects to invest 80% in underlying ETFs that invest primarily in equity securities of large, medium and small sized companies and may include other investments such as commodities and commodity futures, and 20% in underlying ETFs that invest primarily in fixed-income securities and money market instruments.	ALPS Advisors, Inc. (Adviser) 1290 Broadway, Suite 1100 Denver, CO 80203	Ibbotson Associates, Inc. (Sub-adviser) 22 W. Washington Street Chicago, IL 60602
Invesco V.I. Core Equity Fund (Series II)	Long-term growth of capital	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests primarily in equity securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

YOUR ALLOCATION OPTIONS	PROSPECTUS	37

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.

Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Mid Cap Core Equity Fund (Series II)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Managed Volatility Fund (previously known as Invesco V.I. Utilities Fund) (Series II )	The fund’s investment objective is both capital appreciation and current income while managing portfolio volatility.	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Growth and Income Fund (Series II)	Long-term growth of capital and income	Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

38	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Ivy Funds VIP Small Cap Growth	To seek to provide growth of capital.

Ivy Funds VIP Small Cap Growth seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small cap companies. Small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of September 30, 2013, this range of market capitalizations was between approximately $42 million and $4.81 billion. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes there is opportunity for higher growth than in established companies or industries. The Portfolio’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

In selecting securities for the Portfolio, WRIMCO utilizes a bottom-up stock picking process that focuses on companies it believes have sustainable long-term growth potential with superior financial characteristics and, therefore, are believed by WRIMCO to be of a higher quality than many other small cap companies. WRIMCO may look at a number of factors regarding a company, such as: management that is aggressive, creative, strong and/or dedicated, technological or specialized expertise, new or unique products or services, entry into new or emerging industries, growth in earnings/growth in revenue and sales/positive cash flows, ROIC (return on invested capital), market share, barriers to entry, operating margins, rising returns on investment, and security size and liquidity. The Portfolio typically holds a limited number of stocks (generally 60 to 70).

Waddell & Reed Investment Management Company (Adviser) 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

YOUR ALLOCATION OPTIONS	PROSPECTUS	39

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Janus Aspen Balanced Portfolio (Service Shares)	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	The Portfolio pursues its investment objective by normally investing
		35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Enterprise Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805

40	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Janus Aspen Forty Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Janus Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805

YOUR ALLOCATION OPTIONS	PROSPECTUS	41

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Janus Aspen Perkins Mid Cap Value Portfolio (Service Shares)	Seeks capital appreciation.

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly.

The Portfolio may also invest in foreign securities, which may include investments in emerging markets. The Portfolio may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio may invest up to 20% of its net assets in cash or similar investments.

			Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805	Perkins Investment Management LLC 311 S. Wacker Drive, Suite 6000 Chicago, Illinois 60606

42	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
Janus Aspen Global Research Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio normally invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign equity and debt securities.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
MFS® Growth Series (Service Class)	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Generally focuses on companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, Massachusetts 02199
MFS® Research Series (Service Class)	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, Massachusetts 02199

YOUR ALLOCATION OPTIONS	PROSPECTUS	43

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
MFS® Strategic Income Portfolio (Service Class)	Seeks total return with an emphasis on high current income, but also considering capital appreciation	Normally invests primarily in debt instruments such as U.S. and foreign government securities, U.S. and foreign corporate bonds and mortgage-backed and other asset-backed securities and/or debt instruments of issuers located in emerging market countries. MFS may invest the fund’s assets in other mutual funds advised by MFS that invest in those securities instead of investing directly in such securities. May invest up to 100% of its assets directly and/or indirectly in lower quality debt instruments.	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, Massachusetts 02199
MFS® Total Return Series (Service Class)	Seeks total return	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, Massachusetts 02199
Oppenheimer Global Fund/VA (Service Class)	The Fund seeks capital appreciation	The Fund mainly invests in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes its investment in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in large-cap companies.	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008

44	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address (if applicable)
PIMCO Real Return Portfolio (Advisor Class)	Maximum real return, consistent with preservation of real capital and prudent investment management	Under normal circumstances at least 80% of its net assets are invested in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.	PIMCO 840 Newport Center Drive Newport Beach, California 92660
PIMCO Total Return Portfolio (Advisor Class)	Maximum total return, consistent with preservation of capital and prudent investment management	Under normal circumstances at least 65% of its total assets are invested in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.	PIMCO 840 Newport Center Drive Newport Beach, California 92660
Templeton Global Bond VIP Fund (prior to May 1, 2014, known as Templeton Global Bond Securities Fund) (Class 2)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403
Templeton Growth VIP Fund (prior to May 1, 2014, known as Templeton Growth Securities Fund) (Class 2)	Seeks long-term capital growth	Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.	Templeton Global Advisers Limited (Adviser) Lyford Cay Nassau, Bahamas
Wells Fargo Advantage VT International Equity Fund (Class II)	Seeks long-term capital appreciation	Normally invests at least 80% of its net assets in equity securities of foreign issuers and may purchase up to 30% of the fund’s total assets in emerging market equity securities.	Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA 94105	Wells Capital Management, Inc. 525 Market Street San Francisco, CA 94105

Some of these funds may not be available in your state.

Relationship with the underlying mutual funds

The underlying mutual funds incur expenses each time they sell, administer or redeem their shares. GIAC, on behalf of the Separate Account, will aggregate the policyowner purchases, redemptions and transfer requests and submit a net or aggregated purchase/redemption request to each underlying mutual fund daily. Because the Separate Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions that it would normally incur if it sold its shares directly to the public. GIAC incurs these expenses instead. We also incur the distribution costs of selling the Policies, which benefit the underlying mutual funds by providing policyowners with variable investment options that correspond to the underlying mutual funds.

YOUR ALLOCATION OPTIONS	PROSPECTUS	45

Payments we receive

Some investment advisers (or their affiliates) may compensate GIAC or the Policies’ principal underwriter, our affiliate, Guardian Investor Services LLC (“GIS”), for administration, distribution or other services provided with respect to the funds and their availability through the Policy with revenue sharing payments, Rule 12b-1 fees and/or record keeping fees. The availability of these types of arrangements may create an incentive for us to seek and offer funds (and classes of shares of such funds) that offer these arrangements. Other funds (or available classes of shares) may have lower, or no, fees, which could lead to better overall investment performance.

As of December 31, 2013, we have entered into arrangements to receive revenue sharing payments, Rule 12b-1 fees and/or record keeping fees from the following fund complexes (or affiliated entities): RS Investment Management, AllianceBernstein, Alger, American Century, BlackRock, Davis, Delaware, Fidelity, Franklin, Gabelli, Ibbotson, Invesco, Ivy, Janus, MFS, Oppenheimer, PIMCO, Templeton, and Wells Fargo.

Not all fund complexes pay the same amounts of revenue sharing payments, Rule 12b-1 fees and/or record keeping fees. Therefore, the amount of fees we collect may be greater or smaller based on the funds you select. Revenue sharing payments, Rule 12b-1 fees and record keeping fees did not exceed 0.35%, 0.25%, and 0.05%, respectively, in 2013. We will endeavor to update this information annually; however, interim arrangements may not be reflected.

Policyowners, through their indirect investment in the funds, bear the costs of these arrangements. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including (i) payment of expenses that we and/or our affiliates incur in promoting, marketing and administering the Policies, and, (ii) payment of the expenses that we incur in our role as intermediary in promoting, marketing and administering the Funds. We may profit from these payments.

We may also benefit, indirectly, from assets invested in the RS Variable Products Trust because our affiliates receive compensation from the underlying mutual funds for investment advisory services. Thus, our affiliates receive more revenue with respect to these underlying mutual funds than unaffiliated underlying mutual funds. We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the Policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, we would have imposed higher charges under the Policy.

Fund selection process

The underlying funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure,

46	PROSPECTUS	YOUR ALLOCATION OPTIONS

brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS Variable Products Trust funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s adviser or an affiliate distributes or provides marketing support for the Policies.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the funds that is available to you, including each fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s Web site or newspapers and financial and other magazines may provide more current information, including information about any regulator actions or investigations relating to the funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund, and we do not provide investment advice. There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest. Please note that higher Policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Addition, deletion or substitution of funds

We do not guarantee that each fund will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new funds or share classes, close existing funds or share classes, or substitute fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the

YOUR ALLOCATION OPTIONS	PROSPECTUS	47

Fixed-rate option

Assets in the fixed-rate option earn a set rate of interest and are backed by GIAC’s general account.

right to transfer Separate Account assets to another separate account that we determine to be associated with the class of policies to which this Policy belongs.

THE FIXED-RATE OPTION

Assets in the fixed-rate option earn a set rate of interest. You may allocate some or all of your Net Premiums to the fixed-rate option, and may transfer some or all of your Unloaned Policy Account Value into the fixed-rate option. There are restrictions on making transfers out of the fixed-rate option. See “Transfers from the Fixed-Rate Option.” Your Policy Account Value in the fixed-rate option is backed by GIAC’s general account.

We have not registered the fixed-rate option or our general account as investment companies, and interests in the fixed-rate option are not registered under the Securities Act of 1933. The SEC staff does not review the prospectus disclosure about the fixed-rate option or the general account, but the information we present may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of information appearing in a prospectus.

Amounts in the fixed-rate option

The total amount that you have invested in the fixed-rate option consists of:

•	the portion of your Net Premiums and any loan repayments that you have allocated to this option; plus

•	any amounts that you have transferred to this option from the variable investment options; plus

•	the interest paid on your Policy Account Value in this option; minus

•	any deductions, withdrawals, loans or transfers from the fixed-rate option, including applicable charges.

Interest on amounts in the fixed-rate option accrues daily on the total that you have invested in the fixed-rate option, including interest you have earned previously. The minimum annual interest rate for the fixed-rate option is 3%. Interest rates may be changed at any time in our discretion, but not more than once per year, and the new rate will apply to all Policy Account Value in or allocated to the fixed-rate option from the date it is declared until the date the rate is changed again. We are not obliged to pay more than 3% in interest, although we may choose to do so.

There are significant limits on your right to transfer Policy Account Value from the fixed-rate option. Because of these limitations, if you want to transfer all of your Policy Account Value from the fixed-rate option to one or more variable investment options, it may take several years to do so. You should carefully consider whether the fixed-rate option meets your investment needs. See “Transfers from the fixed-rate option.”

48	PROSPECTUS	YOUR ALLOCATION OPTIONS

SPECIAL FEATURES OF YOUR POLICY

POLICY LOANS

While the insured is alive, you may borrow from the cash value of your Policy by assigning your Policy to us as collateral for your loan. The maximum amount you may borrow, your Policy’s loan value, is calculated as follows:

•	98% of the Policy Account Value on the Business Day we receive your signed written request in Good Order; minus

•	any outstanding Policy Debt on that Business Day; minus

•	any interest due at the next Policy Anniversary on any existing Policy Debt; minus

•	any interest that will be due at the next Policy Anniversary on the amount to be borrowed; minus

•	the amount of the most recent Monthly Deduction multiplied by the number of Monthly Processing Dates between the current Business Day and the next Policy Anniversary.

The minimum amount you may borrow is $500, or your Policy’s loan value, if less. This amount may vary in some states. You should consult your Policy for further details. We will normally pay loan proceeds to you within seven days of receiving your request (see “Policy Proceeds” for exceptions to this general rule).

When taking out a Policy loan, you should consider:

•

amounts transferred out of the variable and fixed-rate options and into our Loan Account are no longer affected by the investment experience, positive or negative, or interest crediting, of those allocation options;

•	as a result, taking a Policy loan will have a permanent effect on your Policy Account Value, even after the loan is repaid in full; and

•	the amount of your Policy that is available for withdrawal or surrender, and your Policy’s death benefit proceeds, will also be reduced dollar-for-dollar by the amount of any Policy Debt.

There may be negative tax consequences associated with taking a Policy loan. See “Federal tax considerations” for a discussion of modified endowment contracts and the effects on Policy loans.

When you request a loan, we will first transfer the amount requested to the Loan Account from the Policy Account Value in the variable investment options that you specify in your request. If the amount of the loan requested exceeds the Policy Account Value in all your variable investment options, we will transfer the remainder into the Loan Account from your Policy Account Value in the fixed-rate option. If you fail to specify the variable investment options from which to deduct your loan, we will process the loan request proportionately in relation to the amounts you have in each variable investment option.

We will not process any request for a loan that exceeds the amount available. Amounts in the Loan Account will earn interest at a minimum

Policy loans

While the insured is alive, you may borrow from the cash value of your Policy by assigning your Policy to us as collateral for your loan.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	49

Interest on

Policy loans

We charge interest at an annual rate of 4% on all outstanding Policy Debt, payable in arrears, until the later of the 10th Policy Anniversary or the insured’s Attained Age 60. After this point the current annual rate falls to 3.1% for all existing and new Policy loans and is guaranteed not to exceed 3.5% annually.

annual rate of 3% accrued daily. The tax consequences of a Policy loan are uncertain if the difference between the interest rate we charge on the loan and the interest rate we credit on the loan is very small or non-existent. See “Treatment of policy proceeds.”

Interest on your Policy loan

We charge compound interest that accrues daily at an annual rate of 4% on all outstanding Policy Debt, payable in arrears, until the later of the 10th anniversary of your Policy or the insured’s Attained Age 60. At this time the current annual rate falls to 3.1% for all existing and new Policy loans. The interest rate charged after the later of the 10th Policy Anniversary or the insured’s Attained Age 60 is guaranteed not to exceed 3.5% annually. Interest accrues daily and is due on each Policy Anniversary.

If you do not pay the interest on your loan when it is due, we will add the amount of interest due to the Policy Debt. We will then attempt to pay the interest due by transferring to the Loan Account an amount equal to the difference between the Policy Debt and the Loan Account. This amount is transferred from the values associated with your Policy to the Loan Account so that the Loan Account is equal to the Policy Debt. We do this as follows:

•	First, we use any interest that has accrued on amounts in the Loan Account. If this is not sufficient to cover the unpaid loan interest, then

•

we transfer to the Loan Account from the variable investment options proportionately, in relation to the amounts you have in these options, and then from the fixed-rate option, if necessary, the amount needed to increase the Loan Account to equal the Policy Debt; finally, if this is still not sufficient to cover the full amount of loan interest due, then

•

we will transfer to the Loan Account the amount that is available and require you to make a loan repayment to cover the difference within 61 days. If you do not make the required payment, the Policy will lapse. We will notify you at least 30 days before the Policy lapses and advise you of this situation. If the insured dies before the 61-day period ends, we will pay the beneficiary the death benefit proceeds, minus the amount of the required payment.

There may be adverse tax consequences if your Policy lapses and you have outstanding Policy Debt.

Repaying your Policy loan

You may repay all or part of any outstanding Policy Debt at any time while the insured is alive and the Policy is in force. If the insured has died and the death benefit proceeds have not been paid, either in cash or under a payment option, you have 60 days after his or her death to repay any Policy Debt. If you do, we will then increase the amount payable to the beneficiary by the amount of your repayment.

50	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

Except for required loan repayments (see “Interest on Your Policy Loan”, above), loan repayments are generally applied first to pay loan interest accrued but not yet capitalized, then to reduce outstanding loan principal in the following manner:

Where (a) is the amount of the loan repayment and (b) is the amount of loan interest that has accrued but not yet been capitalized:

If (a) is greater than or equal to (b), we will reduce the interest that has accrued but not yet been capitalized and interest credited to the Loan Amount since the previous Policy Anniversary to zero. The amount by which the loan repayment exceeds the amount of loan interest that has accrued but not yet been capitalized will be used to reduce the Loan Amount. We do this by transferring an amount equal to the excess out of the Loan Account and into the allocation options provided with your loan repayment.

If (a) is less than (b), we reduce both the interest credited to the Loan Amount since the previous Policy Anniversary and the difference between the interest credited to the Loan Amount and the loan interest that has accrued but not yet been capitalized by the ratio of (a) divided by (b). The amount by which the interest credited to the Loan Amount is reduced is transferred from the Loan Account.

Any amounts transferred from the Loan Account to reduce the Loan Amount or to reduce interest credited to the Loan Amount are allocated according to your instructions. If you do not provide allocation instructions with your loan repayment, we will use your most current allocation instructions for premium payments. Transfers under your Policy that are made in connection with Policy loans are not subject to transfer charges. Also, loan repayments are not subject to premium charges, so it may be to your advantage, if you have outstanding loans or interest, to make loan repayments rather than premium payments.

DECREASING THE TOTAL FACE AMOUNT

You may request a reduction in the Policy’s Total Face Amount at any time. To do this we require that:

•	we receive your signed written request in Good Order at our Customer Service Office;

•	the insured is alive on the date the decrease will take effect;

•	the reduction is at least $5,000 unless it is caused by a partial withdrawal, in which case the $5,000 minimum does not apply; and

•	the new Basic Face Amount is not lower than our current minimum Basic Face Amount of $100,000 ($250,000 for fully underwritten preferred plus non-tobacco (NT) policies).

We will reduce your Total Face Amount on the Policy Anniversary coinciding with or next following the date we receive your request.

Decreasing the

Total Face Amount

You may request a reduction in your Policy’s Total Face Amount to be effective on any Policy Anniversary.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	51

Increasing the

Total Face Amount

You may request an increase in your Policy’s Total Face Amount to be effective on any Policy Anniversary up to and including the Policy Anniversary nearest the insured’s 93rd birthday.

If you have increased your Policy’s Total Face Amount by adding Supplemental Face Amount coverage, we will reduce the Supplemental Face Amount first and then the Basic Face Amount.

Reducing the Total Face Amount of your Policy may have adverse tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. A decrease in Total Face Amount also may reduce the federal tax law limits on what you can put into the Policy. In these cases, you may need to have a portion of the Policy’s cash value paid to you to comply with federal tax law.

INCREASING THE TOTAL FACE AMOUNT

On any Policy Anniversary up to and including the Policy Anniversary nearest the insured’s 93rd birthday, you may ask us to increase your Policy’s Total Face Amount by requesting increases of up to 10% per year, compounded for years in which increases were not requested or the amount requested was less than 10%. All increases will be issued as Supplemental Face Amount coverage. Increases in Basic Face Amount coverage are not permitted except in conjunction with a change in death benefit option. Increases will not be permitted that result in total Basic Face Amount plus Supplemental Face Amount exceeding (i) $6 million, or the amount approved by the Underwriting Committee, if less, per insured for Guaranteed Issue cases or (ii) an amount based on GIAC’s retention limits for all other cases. To increase your Total Face Amount, we require that:

•	we receive your signed written request in Good Order at our Customer Service Office on or before the Policy Anniversary on which the increase is to take effect;

•	the increase must be for at least $10,000 and must not cause the Net Amount at Risk to be more than 250% of the death benefit on the Issue Date;

•	the request meets our underwriting rules in effect at the time the increase is requested; and

•	the insured is alive on the date the increase will take effect.

We will increase your Total Face Amount on the Policy Anniversary coinciding with or next following the date we approve your request. The issue age for the increase will be the insured’s Attained Age under the Policy on the effective date of the increase. Increases will be in the same proportion for all Policies within a plan. We’ll send you documentation reflecting the changes to your Policy.

Increasing the Total Face Amount may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code.

52	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

PARTIAL WITHDRAWALS

At any time while the insured is living you may request to withdraw part of your Policy’s Unloaned Policy Account Value. Your signed written request for withdrawal must be received in Good Order by our Customer Service Office. The minimum you may withdraw is $500. We have the right to limit the number of partial withdrawals you make in a Policy Year to 12.

If we approve your request, it will be effective as of the Business Day we receive it at our Customer Service Office. The proceeds will normally be paid within seven days of the time we receive your request. For exceptions to this general rule see “Policy proceeds” and “Certain restrictions on payments under the policy.”

We will not approve or process a partial withdrawal if:

•	your remaining Unloaned Policy Account Value would be insufficient to cover three times the most recent Monthly Deduction; or

•	the partial withdrawal would cause your Policy’s Basic Face Amount to fall below our minimum Basic Face Amount; or

•	the amount of the partial withdrawal request exceeds the amount available for withdrawal.

We will tell you if these conditions apply.

A partial withdrawal will reduce your Policy Account Value by the amount of the partial withdrawal. In addition, the Total Face Amount will be reduced by the amount of any partial withdrawal that exceeds your reduction-free partial withdrawal amount (see “Reduction-Free partial withdrawals,” below). We will reduce the Total Face Amount by first reducing any Supplemental Face Amount increase coverages in effect in the reverse order in which these increase coverages were issued, beginning with the most recent increase. Then we will reduce any initial Supplemental Face Amount coverage, and finally we will reduce the Basic Face Amount. See “Decreasing the total face amount.”

We deduct the amount of your withdrawal from the Policy Account Value attributable to the variable investment options that you specified in your request. If the partial withdrawal request exceeds the Policy Account Value attributable to all variable investment options, we will deduct the excess amount from the Policy Account Value attributable to the fixed-rate option. If you fail to specify the variable investment options from which to deduct your partial withdrawal, we will deduct the partial withdrawal proportionately in relation to the amounts you have in each variable investment option.

The tax consequences of making partial withdrawals are discussed under “Federal tax considerations.”

Partial

withdrawals

At any time while the insured is living, you may withdraw part of your Policy’s Unloaned Policy Account Value. The minimum partial withdrawal is $500.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	53

Surrendering

your Policy

You may surrender your Policy for its Net Cash Surrender Value while the insured is alive. Your Policy’s Net Cash Surrender Value will normally be sent to you within seven days of the date we receive your request in Good Order.

Reduction-free partial withdrawals

The reduction-free partial withdrawal amount is the maximum withdrawal that you can take without triggering a decrease in your Total Face Amount. If you wish to make a partial withdrawal that does not reduce your Total Face Amount, you should make a reduction-free partial withdrawal. The amount of your reduction-free partial withdrawal depends on the death benefit option in effect.

We will calculate the reduction-free partial withdrawal amount as of the Business Day we receive your request. This amount will be affected by the death benefit option you have chosen.

Your reduction-free partial withdrawal amount is any positive amount resulting from:

•	your Policy Account Value; minus

•	your Policy’s Total Face Amount divided by the death benefit factor outlined in your Policy.

SURRENDERING YOUR POLICY

You may surrender your Policy for its Net Cash Surrender Value while the insured is alive. We will calculate your Policy’s Net Cash Surrender Value as of the close of the Business Day we receive your signed written request in Good Order, which must include your Policy, at our Customer Service Office. If your Policy is lost we may require an acceptable affidavit confirming this fact. Upon surrender, the Policy will terminate and all insurance under the Policy will end.

Your Policy’s Net Cash Surrender Value will normally be sent to you within seven days of the date we receive your request in Good Order. For exceptions to this general rule, see “Policy proceeds” and “Certain restrictions on payments under the policy.” Prior to Policy Month 84, your Policy’s Net Cash Surrender Value will be calculated as follows:

•	your Policy Account Value; plus

•	a percentage of the total of all premium charges we have deducted from the premiums you have paid; minus

•	any outstanding Policy Debt.

If the Policy is fully surrendered prior to Policy Month 84 and the surrender proceeds are intended to be applied to an insurance policy or certificate issued in conjunction with an intent to qualify the surrender as a tax-free exchange under Section 1035 of the Internal Revenue Code, the Alternate Cash Surrender Value will not apply. If this is the case, your Net Cash Surrender Value will be calculated as if the Policy were surrendered after completion of the 83rd Policy Month, as described below.

This provision may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

See “Alternate cash surrender value and net cash surrender value” in the section titled “Values associated with your policy.”

54	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

After completion of the 83rd Policy Month, your Policy’s Net Cash Surrender Value will be calculated as follows:

•	your Policy Account Value; minus

•	any outstanding Policy Debt.

See “Alternate Cash Surrender Value and Net Cash Surrender Value” in the section titled “Values Associated with Your Policy.”

If the surrender request is processed on a Monthly Processing Date, we will not deduct the Monthly Deduction due on that date from the Policy Account Value in determining the Net Cash Surrender Value.

For a discussion of the federal tax consequences of surrendering your Policy, see “Federal Tax Considerations.”

TRANSFERS AMONG THE INVESTMENT OPTIONS

You may ask us to transfer your Policy Account Value in and out of the variable investment options, or into the fixed-rate option, at any time. We will make transfers based on the unit values at the end of the Business Day on which we receive your instructions in Good Order, either in writing or by telephone. You can request a transfer by writing to our Customer Service Office or by calling 800-441-6455. Before you can request transfers over the telephone, you must first establish a Personal Identification Number (PIN). If you did not request a PIN at the time of application, you may do so by contacting your Registered Representative or calling 800-441-6455. See “Telephone and Electronic Services” for more details about processing transactions by telephone or electronically.

If we receive your written or telephone transfer request on a Business Day before the close of business, you will receive that day’s unit values. Telephone transfer requests will be considered received before the close of business if the telephone call is completed not later than the close of business. We will ask callers to provide identification and a personal security code for the Policy, and will accept the instructions of anyone who can provide this information. We may also record telephone transfer requests without notifying the caller. If we reasonably believe that telephone instructions are genuine, we are not liable for any losses, damages or costs resulting from a transaction. As a result, by establishing a PIN you bear the risk of, and agree to indemnify us and hold us harmless against, any liability from acts or omissions, including any loss, expense, mistake, misinstruction, mistransmission or cost, arising out of any unauthorized or fraudulent telephone transactions. The rules for telephone transfers are subject to change, and we reserve the right to suspend or withdraw this service without notice. During periods of financial market or economic volatility, it may be difficult to contact us in order to make a transfer by telephone. If this happens, you should send your request to us in writing.

There is currently no limit on the number of investment options in which you may be invested at any one time. Each transfer must be for a minimum of $100, or the total amount you have invested in the option

Transfers

You may ask us to transfer your Policy Account Value in and out of the variable investment options, or into the fixed-rate option, at any time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	55

you are transferring funds out of, whichever is lower. If you make more than 12 transfers within a Policy Year, we reserve the right to charge you $25 for each additional transfer you make in that year. We do not currently charge for additional transfers. We also reserve the right to limit you to one transfer every 30 days. Transfers among several investment options on the same day will be treated as a single transfer. There are also restrictions on making transfers out of the fixed-rate option, which are outlined below.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund. GIAC endeavors to protect long-term policyowners by maintaining policies and procedures to discourage frequent transfers among investment options under the policies, and has no arrangements in place to permit any policyowner to engage in frequent transfer activity.

If you wish to engage in such strategies, do not purchase this Policy. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all policyowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other policyowners and persons with material rights under a policy. This may include applying the restrictions to any policies that we believe are related (e.g., two policies with the same owner or owned by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any policyowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing.

56	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

Restrictions that we may impose, subject to certain Policy provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than 12 transfers within a policy year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	imposing a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on policyowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any policyowner’s transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	57

Information

sharing

You should be aware that, upon request by a fund or its agent, we are required to provide them with information about you and your trading activities in and out of the fund(s). In addition, a fund may require us to restrict or prohibit your purchases and exchanges of fund shares if the fund identifies you as having violated the frequent trading policies applicable to that fund.

underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Policyowners should be aware that we may not have the contractual obligation or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable insurance policies, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the policy level to discourage frequent transfers. You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers.

You should be aware that, as required by SEC regulation, we have entered into written agreements with each underlying fund or principal underwriter that obligates us to provide the fund, upon written request, with information about you and your trading activities in the fund. In addition, we are obligated to execute instructions from the funds that may require us to restrict or prohibit your investment in a fund if the fund identifies you as violating the frequent trading policies established for the fund.

You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from policyowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund. In the future, some funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of Business Days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

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TRANSFERS FROM THE FIXED-RATE OPTION

You may only transfer your Policy Account Value out of the fixed-rate option once each Policy Year. We must receive your request within 30 days of your Policy Anniversary. If we receive your request in Good Order on or within 30 days before your Policy Anniversary, we will make the transfer on your Policy Anniversary. If we receive your request in the 30-day period after your Policy Anniversary, we will make the transfer on the Business Day we receive your request in Good Order. We will not honor requests to transfer investments out of the fixed-rate option that we receive at any other time of the year.

The maximum that you may transfer out of the fixed-rate option each Policy Year is either 33 1/3% of your Policy Account Value allocated to the fixed-rate option on the Policy Anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. If you have less than $2,500 in the fixed-rate option, you may transfer the entire amount. Because of these limitations, if you want to transfer all of your Policy Account Value from the fixed-rate option to one or more variable investment options, it may take several years to do so.

DOLLAR COST AVERAGING TRANSFER OPTION

Under this option, you transfer the same dollar amount from a money market fund that we make available to a particular variable investment option or options each month, over a period of time. Using dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made. However, this strategy cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

More detailed information concerning our dollar cost averaging program is available in the Statement of Additional Information and upon request from our Customer Service Office. We do not charge for this feature. We reserve the right to modify, suspend or discontinue the dollar cost averaging program. You may not elect dollar cost averaging and automatic portfolio rebalancing at the same time.

AUTOMATIC PORTFOLIO REBALANCING TRANSFER OPTION

Automatic portfolio rebalancing is a tool to help ensure that your assets are properly allocated according to your chosen investment strategy and risk tolerance as market conditions change over time. It may also help you earn more attractive long-term returns by shifting money from an asset class that has performed well to one that has lagged, providing relatively low prices in the underperforming asset class. Automatic portfolio rebalancing does not guarantee gains, nor does it assure that you will not have losses.

If you choose automatic portfolio rebalancing, your Policy Account Value in the variable investment options will be automatically rebalanced each quarter to maintain a desired asset allocation mix.

Dollar cost

averaging and automatic portfolio rebalancing

Dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made. Automatic portfolio rebalancing is a systematic approach for maintaining a consistent risk profile over the long term. Neither dollar cost averaging nor automatic portfolio rebalancing guarantees an increase in the overall value of your investments or offers protection against losses in a declining market. You may not elect dollar cost averaging and automatic portfolio rebalancing at the same time.

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Please note that automatic portfolio rebalancing is not a market timing strategy in which you are trying to outguess the financial markets, but rather a systematic approach for maintaining a consistent risk profile over the long term.

More detailed information on our automatic portfolio rebalancing option and an authorization form are available upon request from our Customer Service Office. You will also find additional information in the Statement of Additional Information available upon request from our Customer Service Office.

We do not charge for this feature. We reserve the right to modify, suspend, or discontinue the automatic portfolio rebalancing transfer option. You may not elect dollar cost averaging and automatic portfolio rebalancing at the same time.

POLICY PROCEEDS

The amount that your beneficiaries will receive upon the death of the insured is determined as explained under “Death benefit,” and is payable when we receive proof that the insured has died while the Policy was in effect. It is calculated by deducting the sum of (b) from the sum (a) where:

(a) is the death proceeds based on the death benefit option in effect as of the date of the insured’s death; and

(b) is the sum of:

•	any outstanding Policy Debt as of the date of the insured’s death; plus

•	any outstanding Monthly Deductions as of the date of the insured’s death.

We may adjust the death proceeds paid to the beneficiaries if:

•	the age or sex listed on the Policy application is incorrect; or

•	the insured commits suicide within two years of the Policy Issue Date or date of an increase in the Total Face Amount.

See “Limits to GIAC’s right to challenge a policy” for information on how your death benefit could be adjusted as a result of suicide or misstatement of age or sex.

The amount of all other transactions will be calculated as of the end of the Business Day on which we receive the necessary instructions, information or documentation in Good Order at our Customer Service Office. If the proceeds are being taken from your Policy Account Value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. If the proceeds are being taken from your Policy Account Value in the fixed-rate option, we will normally pay proceeds promptly once we have received the necessary information in Good Order at our Customer Service Office. However, in certain circumstances, we may delay payment. See “Deferral of payment of policy proceeds and other transactions” below.

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This provision may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

Deferral of payment of Policy proceeds and other transactions

Delay of Separate Account payments and transactions. If payment of proceeds or transactions affect your Policy Account Value in the variable investment options (such as allocation of Net Premiums, transfers, loans, death benefits, withdrawals or other payments), then we may postpone processing requests for such payments or transactions when:

•	the NYSE is closed, except for weekends or holidays, or when trading has been restricted;

•	the SEC determines that a state of emergency exists, making Policy transactions impracticable;

•

one or more of the mutual funds corresponding to the variable investment options legally suspends payment or redemption of their shares, or the SEC by order permits postponement of payment to protect policyowners; or

•	GIAC is required to delay payments because of federal laws designed to counter terrorism and prevent money laundering (see “Certain restrictions on payments under the policy”).

We may defer payment of death proceeds for up to two months only, unless otherwise permitted by state law.

Delay of general account proceeds and other transactions. If the payment of proceeds or transactions affect your Policy Account Value in the fixed-rate option, then state law may permit us to postpone processing requests for allocations of Net Premiums, transfers, loans, death benefits, withdrawals or other payments for up to six months from the date of your request. Our ability to delay either paying these proceeds or effecting other transactions may vary by state law. You should refer to your Policy for details.

These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See “Transfers from the Fixed-rate option.”

If we delay payment of proceeds as set forth above, we will pay interest as required by state law.

Delay of proceeds for check clearance. We reserve the right to defer payment of that portion of your Policy Account Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of proceeds to challenge coverage. We may challenge the validity of your Policy based on any material misstatements made to us in the application for the Policy. See “Limits to GIAC’s right to challenge a policy.”

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	61

EXCHANGING A POLICY

Exchange for fixed-benefit whole life insurance option

At any time prior to the second Policy Anniversary, you have the right to exchange your Executive Benefits VUL Policy for a level premium fixed-benefit whole life policy that we make available for this purpose and that is then being issued by us or our affiliate, Guardian Life, without having to prove that the insured meets our insurance requirements.

Under the new policy, your policy value will be held in the issuer’s general account. The face amount of the new policy will be equal to the Total Face Amount of this Policy on the date you make the exchange. No partial exchanges are permitted. The insured’s age when the Executive Benefits VUL Policy took effect will be carried over to the new policy.

Before you can make any exchange, you must repay any outstanding Policy Debt on your Executive Benefits VUL policy, and all due Monthly Deductions must be paid. See your Policy for details.

The exchange may result in a cost or credit to you. For information on how this cost or credit is calculated, see the Statement of Additional Information or contact our Customer Service Office.

The new policy will have the same Policy Date as this Policy. It will be issued and effective the later of the Business Day that we receive your written exchange request in Good Order at our Customer Service Office along with your Policy, or on the date that any exchange cost is received by the issuer of your new policy.

The new policy’s underwriting class will be based on the underwriting classes made available by the issuing company and will be comparable to the underwriting class of this Policy. However, it will be subject to any Total Face Amount limitations then in effect. Premiums for the new policy will be based on the published rates of the issuing company on the exchange date. The premiums will depend on the new policy’s plan, face amount and underwriting class, and the insured’s age and sex. The contestable and suicide periods for the new policy will be measured from the Issue Date of this Policy and the new policy will be subject to any existing assignment of this Policy.

An exchange may have tax consequences. See “Tax treatment of exchanges.”

PAYMENT OPTIONS

You have several payment options for the death or surrender proceeds from your Policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options available under the Policy, including payments of a fixed amount, or for a fixed period, or payments guaranteed for life. You may select a payment option while the insured is living. If the insured has died and you have not chosen a payment option, the beneficiaries will be asked to choose the payment options, up to one year after the insured’s death. If you are surrendering your Policy, you have 60 days after the proceeds of your Policy become payable

Payment options

You have several payment options for the death or surrender proceeds from your Policy. These proceeds can either be paid in a single lump sum, or under one or more available payment options.

62	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

within which to choose a payment option. You, or the beneficiaries, may choose to distribute the proceeds under more than one payment option at a time, but you must distribute at least $5,000 through each option selected. Monthly payments under each option must be at least $50.

Under a payment option, the proceeds of your Policy must be paid to a “natural person.” Payments will not be made to his or her estate if he or she dies before the proceeds have been fully paid. You may name a second person to receive any remaining payments if this happens. The proceeds that we hold in order to make payments under the payment options do not share in the income, gains or losses of the variable investment options, nor do they earn interest in the same way or amount as funds in the fixed-rate option. Even if the death benefit under the Policy is excludable from income, payments under payment options may not be excludable in full. This is because earnings on the death benefit after the insured’s death are taxable and payments under the payment options generally include such earnings. You should consult a tax advisor as to the tax treatment of payments under the available payment options.

For more information about the payment options available under the Policy, see the Statement of Additional Information, available free of charge from our Customer Service Office, or contact our Customer Service Office.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	63

FEDERAL TAX CONSIDERATIONS

Tax status

To qualify as a life insurance contract and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements that are set forth in the Internal Revenue Code.

THIS DISCUSSION of federal tax considerations for your Executive Benefits VUL Policy is general in nature, does not purport to be complete or to cover all tax situations, and should not be considered as tax advice. It is based on our understanding of federal income tax laws as they are currently being interpreted. We cannot guarantee that these laws will not change while this prospectus is in use, or while your Policy is in force. If you are interested in purchasing a Policy, taking a Policy loan or effecting policy transactions, you should consult a legal or tax advisor regarding your particular circumstances.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Accordingly, there is some uncertainty about the application of Section 7702 to a Policy, particularly with respect to policies issued on an insured who does not meet our insurance requirements for standard coverage. Nevertheless, we believe there is a reasonable basis for concluding that your Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to modify the Policy as necessary in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to separate account assets. Certain features of the Executive Benefits VUL Policy, such as your flexibility to allocate premiums and the Policy Account Value, have not been explicitly addressed in published rulings. While we believe that the Policy does not give policyowners investment control over the Separate Account’s assets, we reserve the right to modify the Policy as necessary to prevent the policyowner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Internal Revenue Code requires that the investments of the investment divisions of our Separate Account be “adequately diversified” in order for the Policy to be treated as a life insurance contract for federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

64	PROSPECTUS	FEDERAL TAX CONSIDERATIONS

TREATMENT OF POLICY PROCEEDS

We believe that the death benefits under your Policy should generally be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your Policy will not be taxed federally unless you make a withdrawal before the insured dies. The money that you receive when the insured dies is generally not subject to federal income tax, but may be subject to federal estate taxes or generation-skipping transfer taxes. The tax consequences of continuing a Policy beyond the insured’s 100th year are unclear. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s 100th year.

Partial withdrawals, surrenders and Policy loans all result in money being taken out of your Policy before the insured dies. How this money is taxed depends on whether your Policy is classified as a modified endowment contract.

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts,” with less favorable income tax treatment than other life insurance contracts. Due to the flexibility of the policy as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a modified endowment contract. In general, a Policy will be classified as a modified endowment contract if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.” A Policy will fail the 7-pay test if at any time in the first seven policy years or the first seven years following an increase, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven policy years, or the first seven years after each increase in Total Face Amount, for example as a result of a partial withdrawal or any decrease in Total Face Amount, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Total Face Amount. If there is a “material change” in the Policy’s benefits or other terms, even after the first seven policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary premium. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policyowner should consult with a competent advisor to determine whether a transaction will cause the Policy to be classified as a modified endowment contract.

If your policy is not considered a modified endowment contract:

•	money that you withdraw from your Policy will generally be taxed only if the total that you withdraw exceeds your investment in the Policy — which is generally equal to the total amount that you have

Treatment of

Policy proceeds

We believe that there is a reasonable basis for concluding that your Policy should satisfy the applicable requirements of Section 7702 of the Internal Revenue Code. Assuming that is the case, the death benefits under your Policy should generally be excludable from the gross income of the beneficiary, and generally, under the existing federal tax laws, increases in the value of your Policy will not be taxed federally unless you make a withdrawal before the insured dies.

FEDERAL TAX CONSIDERATIONS	PROSPECTUS	65

paid in premiums reduced by any amounts you have previously received from the Policy that were tax-free. However, certain distributions that must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax even if all of your investment in the Policy has not been recovered. When you withdraw money from your Policy, your investment in the Policy is reduced by any amount withdrawn that is not taxed;

•

if you surrender your Policy, you will generally be taxed only on the amount by which the value of your Policy, including any Policy Debt, is greater than your investment in the Policy. The tax consequences of surrendering your Policy may vary if you receive the proceeds under one of the payment plans. Losses are generally not tax deductible; and

•

Policy loans are generally not taxable because they must be paid back. The interest you pay on these loans is generally not tax deductible. However, if your Policy lapses while you have an outstanding Policy loan, you may have to pay tax on the amount that you still owe.

The tax consequences of a Policy loan are unclear if the difference between the rate we charge on the loan and the interest rate earned on the loan is very small or there is no difference at all. You should consult a tax advisor regarding these consequences including whether such a loan may be treated as a withdrawal.

If your Policy is considered a modified endowment contract:

•

all distributions other than death benefits, including partial withdrawals and surrenders, as well as amounts received from us or from other parties through Policy assignments and Policy loans, will be treated first as distributions of gain, taxable as ordinary income to the extent of any gain; and as a tax-free recovery of your investment in the Policy only after all the gain in the contract has been distributed;

•

all modified endowment contracts issued to you by GIAC or its affiliates during any calendar year will be treated as one modified endowment contract to determine the taxable portion of any distribution; and

•

a 10% penalty tax will also generally apply to any taxable distribution. There are certain exceptions, but they apply only to taxpayers who are individuals. The Policy will generally be owned by a business entity, not an individual.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy Year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract may be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

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Investment in the Policy. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

Policy Loans. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is cancelled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser.

TAX TREATMENT OF EXCHANGES

Generally, there are no tax consequences when you exchange one life insurance policy for another policy, as long as the same person is being insured (a change of the insured is a taxable event). Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract. The new policy may also lose any “grandfathering” privilege, where you would be exempt from certain legislative or regulatory changes made after your original Policy was issued, if you exchange your Policy. You should consult with a tax advisor if you are considering exchanging any life insurance policy.

POLICY CHANGES

We will make changes to Policies where necessary to attempt to ensure that they continue to qualify as life insurance under the Internal Revenue Code, and policyowners are not considered the direct owners of the mutual funds held in the Separate Account. Any changes will be made uniformly to all Policies affected. We will provide advance notice in writing of these changes when required by state insurance regulators. Federal, state and local governments may, from time to time, introduce new legislation concerning the taxation of life insurance policies. They can also change or adopt new interpretations of existing laws and regulations without notice. If you have questions about the tax consequences of your Executive Benefits VUL Policy, please consult a legal or tax advisor.

ESTATE, GIFT, GENERATION-SKIPPING TRANSFER AND OTHER TAXES

The transfer of a Policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes.

The Policy will generally be owned by a business entity, not an individual. In that case, the owner should not be affected by federal estate and generation-skipping transfer tax (GST) considerations. If the Policy is owned by an individual, however, the owner should consult a tax advisor about the federal estate and GST consequences of owning the Policy.

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For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum tax rates are $5,340,000 and 40%, respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

OTHER TAX CONSEQUENCES

Special considerations for non-individual owners and business beneficiaries of Policies. Executive Benefits VUL Policies can be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split-dollar insurance plans, and executive bonus plans, retiree medical benefits plans, or other similar plans. The tax consequences of these plans will vary depending on individual arrangements and circumstances. If you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should first consult a tax advisor regarding your specific circumstances.

Deductibility of interest and premiums. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Internal Revenue Code Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules and the business would not be able to deduct, as a business expense or otherwise, the premium paid for the Policy. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

In addition, rules have been passed by Congress relating to life insurance owned by businesses and the IRS has issued guidance relating to split-dollar arrangements. Due to the complexity of these rules, and because they are affected by your facts and circumstances, any business should consult with a qualified tax advisor before buying a Policy, and before making any changes or transactions under the Policy.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. You should consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be

68	PROSPECTUS	FEDERAL TAX CONSIDERATIONS

interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative minimum tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the policyowner is subject to that tax. Corporate policyowners should consult their own tax advisors as to whether they are subject to the alternative minimum tax, and, if so, what impact ownership of the Policy will have on their alternative minimum tax liability.

Employer-owned life insurance contracts. An employer-owned life insurance contract is a life insurance contract owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contract. Pursuant to Section 101(j) of the Internal Revenue Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by Section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. Contracts issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the policy received in exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Corporate policyowners should consult their own tax advisers.

In addition, Internal Revenue Code Section 6039I requires any policyowner of employer-owned contracts to file an annual return providing certain information about such contracts.

It is the policyowner’s responsibility to satisfy the requirements of Sections 101(j) and 6039I.

If you fail to observe the notice and consent requirements of Section 101(j) of the Internal Revenue Code, the death benefit will be taxable to you when received.

FEDERAL TAX CONSIDERATIONS	PROSPECTUS	69

Possible tax law

changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Employers considering the purchase of, or owning one or more, life insurance contracts should consult their own advisers as to their obligations under Sections 101(j) and 6039I.

Tax Shelter Regulations. Prospective owners that are corporations should consult a tax adviser about the treatment of the Policy under Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income. Beginning in 2013, the newly enacted 3.8% Medicare tax on investment income applies to individuals whose income exceeds certain threshold amounts. You should consult a tax advisor about the impact of this new tax on distributions from your policy.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

GIAC’S TAXES

Based on current life insurance tax regulations, GIAC does not pay tax on investment income or capital gains from the assets held in the Separate Account that support account values. The operations of the Separate Account are reported on our federal income tax return, which is then consolidated with that of our parent company, Guardian Life. We may pay taxes at the state and local level, as well as premium taxes, but at present these are not substantial. If they increase, we reserve the right to recover these costs by charging the Separate Account or the Policy.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

INCOME TAX WITHHOLDING

We are generally required to withhold money for income taxes when you make a transaction on which you will have to pay tax. You can request in writing that we not withhold any amount for income tax purposes. If we do not, or if we fail to withhold enough to cover the taxes that are due, you could be penalized. You would also be responsible for any unpaid taxes when you file your regular income tax return. We may similarly withhold generation-skipping transfer taxes unless you tell us in writing that these taxes are not required.

Life insurance purchases by residents of Puerto Rico

The Internal Revenue Service announced that income received by

70	PROSPECTUS	FEDERAL TAX CONSIDERATIONS

residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Life insurance purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

FEDERAL TAX CONSIDERATIONS	PROSPECTUS	71

RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

As explained in “The Variable Investment Options,” we are the owner of the fund shares held in the Separate Account. As a result, we have the right to vote at any meeting of the funds’ shareholders. Where we are required to by law, we will vote fund shares based on the instructions we receive from Executive Benefits VUL policyowners. If we do not receive instructions from some policyowners, we will vote fund shares attributable to their Policies, and any shares we own in our own right, in the same proportion as the shares attributable to the policyowners from whom we do receive instructions. Because of this proportional voting, a small number of policyowners could control the outcome of a vote. This proportion could include policyowners and contract owners from other separate accounts.

If changes in the law or its interpretation allow us to make voting decisions in our own right, or to restrict the voting of policyowners, we reserve the right to do so. We will ask you for your voting instructions if, on the record date set by the fund’s directors, part of your Policy Account Value is invested in the variable investment option of the Separate Account that corresponds to the mutual fund holding a shareholders’ meeting.

The number of votes that you have will be based on the number of shares that you hold. We will calculate the number of shares, or fraction of a share, that you hold on the record date by dividing the dollar value of your investment in the division of the Separate Account corresponding to the mutual fund by the net asset value of the variable investment option’s shares on that date.

If, after careful examination, we reasonably disapprove of a proposed change to a mutual fund’s investment adviser, its advisory contract, or its investment objectives or policies, we may disregard policyowners’ voting instructions, if the law allows us to do so. If the change affects the investment adviser or investment policy, we will only exercise this right if we determine in good faith that the proposed change is contrary to state law or is inappropriate in view of the fund’s investment objective and purpose. If we exercise this right, we will provide a detailed explanation of our actions in the next semi-annual report to policyowners.

Certain activities related to the operation of the Separate Account may require the approval of policyowners. See “Rights Reserved by GIAC.” If a vote is required, you will be given one vote for every $100 of your Policy that is held in the variable investment options. For any investments that we hold on our own behalf, we will vote in the same proportion as our policyowners. You do not have the right to vote on the operations of the fixed-rate option.

72	PROSPECTUS	RIGHTS AND RESPONSIBILITIES

LIMITS TO GIAC’S RIGHT TO CHALLENGE A POLICY

Incontestability

Generally, we cannot challenge your Policy or any Total Face Amount increase once it is in force for two years. If we successfully challenge an increase in Total Face Amount, the death benefit will be the amount that would have been payable had such increase not taken effect. If this Policy is reinstated, the Policy will have a new two-year contestable period from the date of reinstatement.

The period of time during which we can challenge the Policy or any increase in Total Face Amount may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

Misstatement of age or sex

If we find that the information in the application regarding the age or sex of the insured is wrong, we will adjust the death benefit to that which would have been purchased by the most recent deduction for cost of insurance under the Policy using the correct age or sex.

Suicide exclusion

If the insured commits suicide within two years of the Policy’s Issue Date, regardless of whether he or she is considered sane at the time, the amount that we must pay in death benefits will be limited to the greater of (a) or (b) as of the date of death where:

(a)	is the sum of all Policy premiums paid, minus any Policy Debt, and minus any partial withdrawals; and

(b)	is the Policy Account Value minus any Policy Debt.

If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in the Total Face Amount, our liability, with respect to such increase, will be limited to the cost of insurance for such increase.

The period during which our liability is limited when the insured’s death results from suicide may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

RIGHTS RESERVED BY GIAC

We reserve the right to make changes or take actions that we feel are in the best interests of the policyowners and their beneficiaries, or are appropriate to carry out the purposes of the Policy. We will follow applicable laws and regulations in exercising our rights, and will seek the approval of policyowners or regulators when necessary. Some of the changes or actions we may take include:

•	operating the Separate Account in any form permitted by law;

•	taking any action that will allow the Separate Account either to comply with or be exempt from sections of the 1940 Act;

•	de-registering the Separate Account under the 1940 Act;

Incontestability

Generally, we cannot challenge your Policy once it is in force for two years.

RIGHTS AND RESPONSIBILITIES	PROSPECTUS	73

•	transferring the assets from one division of the Separate Account into other divisions, or to one or more separate accounts, or to our general account;

•	adding, combining or removing investment divisions in the Separate Account;

•

substituting, for the Policy Account Value held in any investment division, the shares of another class issued by a mutual fund in which such values are invested or the shares of a different mutual fund, or any other investment allowed by law;

•

modifying, adding to, suspending or eliminating your ability to direct how your Net Premiums are invested, or to transfer Unloaned Policy Account Value among the variable investment options or the fixed-rate option;

•	changing the way we make deductions or collect charges, consistent with the limits outlined in the Policy;

•	changing the Policy as required to ensure that it continues to qualify as life insurance under the Internal Revenue Code, or to preserve favorable tax treatment for your benefits under the Policy; or

•	making any changes necessary to the Policy so that it conforms with any action we are permitted to take.

Substitutions may be made with respect to existing Policy Account Value or the investment of future premium payments, or both. We may close subaccounts to allocations of premium payments or Policy Account Value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

We will inform you if we make a change that affects the basic nature of the investments in any of the variable investment options. If this occurs, you will have 60 days from the postmark on our notice to transfer your investments out of this option and into one of the other investment options, without charge. See “Transfers among the investment options.”

YOUR RIGHT TO CANCEL YOUR POLICY

You may cancel your Policy by returning it with a written cancellation notice to either our Customer Service Office or the agent from whom you bought the Policy. You must do this by the later of:

•	10 days of receiving your Policy; or

•	45 days of signing your completed Policy application.

Longer periods may apply in some states. You should refer to your Policy for further details.

If a cancellation notice is sent by mail, it will be effective on the date of the postmark. Once we receive your notice, we will refund all of the

74	PROSPECTUS	RIGHTS AND RESPONSIBILITIES

premiums you have made towards your Policy, and it will be considered void from the beginning. We may delay refunding any payments you made by check until your check has cleared.

ABANDONED PROPERTY REQUIREMENTS (ESCHEATMENT)

Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or date the death benefit is due and payable. For example, if the payment of the death benefit has been triggered, but, after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or policyowner last resided, as shown on our books and records, or to our state of domicile. The state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you keep your contact information and your beneficiary designations, including addresses, current. Please call our Customer Service Office to make such changes.

RIGHTS AND RESPONSIBILITIES	PROSPECTUS	75

OTHER INFORMATION

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Guardian Investor Services LLC (GIS) for the distribution and sale of the Policies. GIS is affiliated with us. GIS acts as principal underwriter of the Executive Benefits VUL Policies as well as other variable life insurance policies and variable annuities that we offer. The Executive Benefits VUL Policies are distributed by GIAC agents who are licensed by state insurance authorities to sell variable life insurance and are Registered Representatives of GIS or other broker-dealer firms with which GIAC has entered into agreements to sell the policies, including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC.

The actual amount of compensation received by your Registered Representative will vary depending on specific payment arrangements of the broker-dealer, but the maximum payable for the sale of the Policies is as follows:

Policy Year one — premiums up to one Target Premium:

Generally, GIAC pays a maximum of 22% of Policy premiums up to one Target Premium in the first Policy Year.

Policy Years two through six — premiums up to one Target

Premium: Generally, GIAC pays a maximum of 3.0% of Policy premiums up to one Target Premium in Policy Years two through six.

Policy Year one — premiums in excess of one Target Premium:

Generally, GIAC pays a maximum of 1.00% of Policy premiums in excess of one Target Premium in Policy Year one.

Policy Years two through six — premiums in excess of one Target

Premium: Generally, GIAC pays a maximum of 1.50% of Policy premiums in excess of one Target Premium in Policy Years two through six.

Policy Years seven and thereafter: Generally, GIAC pays a maximum of 0.15% of Unloaned Policy Account Value per annum monthly in Policy Years seven and thereafter.

We reserve the right to pay any compensation permissible under applicable state law and regulations while a Policy is in force including, for example, additional sales or service compensation, or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of Policies in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

The fees and charges imposed under the Policy defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the Policies, but

76	PROSPECTUS	OTHER INFORMATION

commissions and other compensation are considered by GIAC in setting the levels of the charges that you do pay under the Policy.

If you return your Policy under the right to cancel provisions, the GIAC agent may have to return some or all of any commission we have paid.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Policies’ guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to GIAC, and no policyowner shall have any right of action against any reinsurer.

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take requests for fund transfers and changes in allocation of future premiums over the phone. See “How your premiums are allocated” and “Transfers among the investment options” for more details on requesting these transactions by telephone.

In addition to these telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your Policy information and perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our Web site for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You may always request paper copies of any of these documents at any time by calling our Customer Service Office.

Generally, you are automatically eligible to use these services when they are available and, if so, you must notify us if you do not want to participate in any or all of these programs. Should you decline to participate, you will be able to reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe that the registration or instructions are genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your Policy information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

OTHER INFORMATION	PROSPECTUS	77

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to Policy administration or not in the best interests of the policyowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties, we ask you to send your request by regular or express mail and we will process it using the net asset value first calculated after we receive the request. We will not be responsible or liable for any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or nonperformance; or any interruption resulting from emergency circumstances.

CERTAIN RESTRICTIONS ON PAYMENTS UNDER THE POLICY

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policyowner’s Policy. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits. If a Policy were frozen, the Policy Account Value would be moved to a special segregated account and held there until we received instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your Policy to government agencies and departments.

LEGAL CONSIDERATIONS FOR EMPLOYERS

The Executive Benefits VUL Policy estimates different risks for men and women in establishing a Policy’s premiums, benefits and deductions, except in states where gender-neutral standards must be used. In 1983, the United States Supreme Court held that optional annuity benefits offered under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Anyone interested in buying an Executive Benefits VUL Policy in connection with an insurance or benefits program should consult with their legal advisor to determine if the Policy is appropriate for this purpose.

ILLUSTRATIONS

Illustrations can help demonstrate how the Policy operates, given the Policy’s charges, investment options and any optional features selected, how you plan to accumulate or access Policy Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy’s death benefit, Alternate Cash Surrender Value and Policy Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your Registered Representative or us (by calling 800-441-6455) to provide an illustration, without charge, based upon your specific situation.

78	PROSPECTUS	OTHER INFORMATION

Personalized illustrations will use either

(1)	the arithmetic average of the investment advisory fees and operating expenses incurred by all the underlying mutual funds; or

(2)	the weighted average of the investment advisory fees and operating expenses incurred by all the underlying mutual funds; or

(3)	the fund-specific weighted average of the investment advisory fees and operating expenses incurred by the underlying mutual funds selected by the policyowner and the arithmetic average of the investment advisory fees and operating expenses incurred by all the underlying mutual funds.

Whichever illustration you receive, the average used will be based on the actual fees and expenses incurred by the underlying mutual funds during 2013 after applicable reimbursements and waivers.

Please note that a decline in a mutual fund’s average net assets during the current fiscal year as a result of market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized in the illustration.

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of GIS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the Policy.

FINANCIAL STATEMENTS

The financial statements of GIAC and the Separate Account are contained in the Statement of Additional Information.

OTHER INFORMATION	PROSPECTUS	79

APPENDIX A

SPECIAL TERMS USED IN THIS PROSPECTUS

Some of the special terms used in this prospectus are defined below.

Alternate Cash Surrender Value (your Policy refers to this as Alternate Net Cash Surrender Value)

The Policy Account Value plus a percentage of the total of all premium charges we have deducted from the premiums you have paid, up to and including the date the Alternate Cash Surrender Value is calculated. Beginning with Policy Month 84, the Alternate Cash Surrender Value equals the Policy Account Value.

Attained Age

The insured’s age on his or her birthday closest to the Policy Date plus the number of Policy Years completed since the Policy Date.

Basic Face Amount

The amount of coverage provided by the Policy, excluding any Supplemental Face Amount. The minimum Basic Face Amount is currently $100,000 ($250,000 for fully underwritten preferred plus non-tobacco (NT) policies).

Business Day

Each day that GIAC processes transactions, currently including each day on which the NYSE or its successor is open for trading and GIAC is open for business. GIAC’s close of business is 4:00 p.m. New York time or, if earlier, the close of the NYSE. If any transaction or event occurs or is scheduled to occur on a day that is not a Business Day, or if a transaction request is received after GIAC’s close of business, such transaction or event will be deemed to occur as of the next following Business Day unless otherwise specified. Currently, the only day on which the NYSE is open and GIAC is closed is the day after the Thanksgiving holiday. It is, however, possible that GIAC could be closed due to extreme weather conditions or other acts of God at times when the NYSE remains open. So long as the NYSE is open, we will calculate unit values and deduct Monthly Deductions on that day, even if GIAC is closed.

Customer Service Office

For regular mail: The Guardian Insurance & Annuity Company, Inc., Customer Service Office, P.O. Box 26125, Lehigh Valley, PA 18002-6125, 800-441-6455

For registered, certified or express mail: The Guardian Insurance & Annuity Company, Inc., 3900 Burgess Place, Bethlehem, PA 18017

Good Order

Notice from the party authorized to initiate a transaction under this Policy in a form satisfactory to GIAC, including all information required by GIAC to process the requested transaction.

Initial Total Face Amount

The sum of the Basic Face Amount plus any Supplemental Face Amount coverage in force on the Policy’s Issue Date.

80	PROSPECTUS	APPENDICES

APPENDIX A

Internal Revenue Code

The Internal Revenue Code of 1986, as amended, and its related rules and regulations.

Issue Date

The date your Policy is issued at GIAC’s Customer Service Office.

Loan Account

An account to which values from the variable investment options and the fixed-rate option are transferred when a policy loan is taken and to which we credit interest earned on the Loan Amount. The Loan Account is equal to the loan plus interest we credit to the Loan Account.

Loan Amount

The sum of any amounts borrowed plus any capitalized loan interest less any loan repayment.

Minimum to Issue Premium

The amount of premium that is due on the date your Policy is issued and must be paid in order for your Policy to take effect. It is shown in your Policy. It varies based on issue age, sex and underwriting class of the insured and Total Face Amount of the Policy.

Monthly Deduction

The total of the charges due and payable on each Monthly Processing Date including cost of insurance and mortality and expense risk charges.

Monthly Processing Date

The day of each Policy Month on which the Monthly Deduction is deducted from the Policy Account Value and certain Policy benefits and values are calculated. The Monthly Processing Date is the same date of each calendar month as the Policy Date, or the last day of a calendar month if that is earlier. If such calendar day is not a Business Day, the Monthly Processing Date will be the next following Business Day.

Net Amount at Risk

The difference between the amount of the Policy’s death benefit that you would be paid and the Policy Account Value, after subtracting all applicable Monthly Deductions other than cost of insurance.

Net Cash Surrender Value

The Alternate Cash Surrender Value of your Policy less any Policy Debt, but not less than zero.

Net Premium

The amount of premium that remains after we deduct premium charges from the premiums you pay.

1940 Act

The Investment Company Act of 1940, as amended.

APPENDICES	PROSPECTUS	81

APPENDIX A

NYSE

The New York Stock Exchange.

Policy Account Value

The sum of the values of the variable investment options, the fixed-rate option and the Loan Account.

Policy Anniversary

The same date each year as the Policy Date.

Policy Date

This date is used to measure Policy Months, Policy Years, Policy Anniversaries, and Monthly Processing Dates. It also determines the age of the insured at issue. Your Policy Date is shown in the Policy Data section of your Policy.

Policy Debt

The unpaid Policy Loan Amount plus the accrued and unpaid interest on those loans.

Policy Year

The year commencing with the Policy Date or with an anniversary of that date.

SEC

The United States Securities and Exchange Commission.

Supplemental Face Amount

Additional insurance coverage that provides a level death benefit to the Policy Anniversary nearest the insured’s 100th birthday.

Target Premium

A measure of premium used to determine your Policy’s premium charges and agent commissions. Only the Policy’s Basic Face Amount has a Target Premium. The Target Premium associated with the Basic Face Amount is based on the insured’s age at issue, underwriting class and sex (unless sex-neutral rates are required by law).

Total Face Amount

The sum of the Basic Face Amount plus any Supplemental Face Amount, including any increases or decreases in the Total Face Amount, since the Issue Date. On the Policy Anniversary on which the insured is Attained Age 100, all Supplemental Face Amount coverage will end and thereafter the Total Face Amount will equal the Basic Face Amount in effect on the date of determination.

Unloaned Policy Account Value

The Policy Account Value less the Loan Account.

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APPENDIX B

TABLE OF ALTERNATE CASH SURRENDER VALUE PERCENTAGES

Table of percentages used in the calculation of the Alternate Cash Surrender Value.

Policy Month	Percentage	Policy Month	Percentage
1	120%	43	89.17%
2	120%	44	88.33%
3	120%	45	87.50%
4	120%	46	86.67%
5	120%	47	85.83%
6	120%	48	85.00%
7	120%	49	82.92%
8	120%	50	80.83%
9	120%	51	78.75%
10	120%	52	76.67%
11	120%	53	74.58%
12	120%	54	72.50%
13	118.75%	55	70.42%
14	117.50%	56	68.33%
15	116.25%	57	66.25%
16	115.00%	58	64.17%
17	113.75%	59	62.08%
18	112.50%	60	60.00%
19	111.25%	61	57.92%
20	110.00%	62	55.83%
21	108.75%	63	53.75%
22	107.50%	64	51.67%
23	106.25%	65	49.58%
24	105.00%	66	47.50%
25	104.17%	67	45.42%
26	103.33%	68	43.33%
27	102.50%	69	41.25%
28	101.67%	70	39.17%
29	100.83%	71	37.08%
30	100.00%	72	35.00%
31	99.17%	73	32.08%
32	98.34%	74	29.17%
33	97.50%	75	26.25%
34	96.67%	76	23.33%
35	95.83%	77	20.42%
36	95.00%	78	17.50%
37	94.17%	79	14.58%
38	93.33%	80	11.67%
39	92.50%	81	8.75%
40	91.67%	82	5.83%
41	90.83%	83	2.92%
42	90.00%	84 & Over	0%

APPENDICES	PROSPECTUS	83

APPENDIX C

HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

The following tables illustrate how the Policies operate. Specifically, they show how the death benefit, Net Cash Surrender Value and Policy Account Value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after-tax annual rates of 0%, 6% and 10%. The tables are based on Policies with face amounts of $1,000,000 for a male insured, issue age 48, guaranteed underwriting class, utilizing the Cash Value Accumulation Test. Values are first given based on current charges and then based on the Policy’s higher guaranteed charges. Each illustration is given for a policy with a level death benefit (sometimes known as Option 1). These illustrations may assist in the comparison of death benefits, Net Cash Surrender Values and Policy Account Values for Executive Benefits VUL Policies with those for other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing an Executive Benefits VUL Policy, particularly if the decision to replace existing coverage is based primarily on a comparison of policy illustrations.

Actual returns will fluctuate over time and likely will be both positive and negative. The actual death benefits, Net Cash Surrender Values and Policy Account Values under the Policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 10%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the policyowner pays more than the stated premium.

Death benefits, Net Cash Surrender Values and Policy Account Values will also be different from the amounts shown if (1) the actual gross rates of return average 0%, 6% or 10%, but vary above and below the average over the period; and (2) premiums are paid at other than annual intervals. Benefits and values will also be affected by the policyowner’s allocation of the Unloaned Policy Account Value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6% or 10%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy’s performance. Policy loans and other Policy transactions, such as partial withdrawals, will also affect results, as will the insured’s sex and underwriting class.

Death benefits, Net Cash Surrender Values and Policy Account Values shown in the tables reflect the fact that: (1) deductions have been made from premiums for premium charges; and (2) the Monthly Deduction is deducted from the Policy Account Value on each Monthly Processing Date. See “Deductions and Charges.” The amounts shown in the illustrations also reflect an arithmetic average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.96% of the average daily net assets of such funds. The arithmetic average is based upon actual expenses of the funds incurred during 2013, before taking into account any applicable expense reimbursements or fee waivers. For an explanation of the expenses, see the accompanying fund prospectuses. Please note that a decline in a mutual fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein.

Taking account of the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 10% correspond to net investment experience at -0.96%, 5.04% and 9.04%, respectively.

The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Net Cash Surrender Values and Policy Account Values illustrated. See “GIAC’s taxes.”

84	PROSPECTUS	APPENDICES

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

GIAC will furnish upon request an illustration reflecting the proposed insured’s age, sex, underwriting class, face amount requested and applicable life insurance test, but a premium-based illustration must reflect GIAC’s current minimum Face Amount requirement for Executive Benefits VUL — which is $100,000 ($250,000 for fully underwritten preferred plus NT Policies). These personalized illustrations will use either (i) a fund-specific weighted average of the investment advisory fees and operating expenses incurred by the mutual funds during 2013 selected by the policyowner (ii) an arithmetic average of the investment advisory fees and expenses incurred by all funds, based on actual fees and expenses of the funds incurred during 2013, or (iii) a weighted average of the investment advisory fees and expenses incurred by all the mutual funds during 2013, all after applicable reimbursements, waivers and restatements.

These illustrations will refer to “net outlay” as the cash flow into or out of the Policy. It is equal to the sum of all premiums and accrued loan interest paid in cash and reduced by the proceeds of any Policy loan or partial withdrawal received in cash. For purposes of these illustrations, “net outlay” will be equal to Target Premium. With this Policy, we reasonably expect that policyowners will pay the Target Premium annually. Therefore, the illustrations are based on this expectation and as a result show premiums being paid only through Policy Year seven. If the policyowner pays the Target Premium for seven years, any additional payment after that would cause the Policy to become a modified endowment contract.

From time to time, advertisements or sales literature for Executive Benefits VUL may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with historical average annual total returns of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples. Any such information is intended to show the Policy’s investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

GIAC began to offer Executive Benefits VUL on October 15, 2008. As such, the Policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates. The results for any period prior to the Policies’ being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies. Thus the illustrations will reflect deductions for each fund’s expenses, and the charges deducted from premiums, Monthly Deductions and any transaction deductions associated with the Policy in question.

APPENDICES	PROSPECTUS	85

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect CURRENT cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

End of Policy Year	Assuming Current Charges and 0% Gross (-0.96% Net) Return				Assuming Current Charges and 6% Gross (5.04% Net) Return				Assuming Current Charges and 10% Gross (9.04% Net) Return
	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	45,937	51,668	1,000,000	53,060	48,776	54,506	1,000,000	53,060	50,669	56,399	1,000,000
2	53,060	91,320	101,348	1,000,000	53,060	99,902	109,930	1,000,000	53,060	105,815	115,843	1,000,000
3	53,060	136,163	149,772	1,000,000	53,060	153,517	167,127	1,000,000	53,060	165,870	179,480	1,000,000
4	53,060	180,473	196,709	1,000,000	53,060	209,761	225,997	1,000,000	53,060	231,303	247,540	1,000,000
5	53,060	224,256	238,582	1,000,000	53,060	268,782	283,108	1,000,000	53,060	302,631	316,958	1,000,000
6	53,060	267,524	277,553	1,000,000	53,060	330,749	340,777	1,000,000	53,060	380,435	390,463	1,000,000
7	53,060	310,289	310,289	1,000,000	53,060	395,842	395,842	1,000,000	53,060	464,901	464,901	1,120,032
8	0	304,550	304,550	1,000,000	0	413,336	413,336	1,002,163	0	504,014	504,014	1,177,279
9	0	298,559	298,559	1,000,000	0	431,526	431,526	1,008,501	0	546,273	546,273	1,237,770
10	0	292,285	292,285	1,000,000	0	450,421	450,421	1,015,062	0	591,914	591,914	1,301,661
15	0	254,941	254,941	1,000,000	0	555,445	555,445	1,079,191	0	879,908	879,908	1,676,126
20	0	201,855	201,855	1,000,000	0	678,986	678,986	1,158,904	0	1,296,620	1,296,620	2,169,728
25	0	119,943	119,943	1,000,000	0	822,286	822,286	1,246,972	0	1,892,910	1,892,910	2,814,259
30	0	0	0	1,000,000	0	987,573	987,573	1,348,312	0	2,740,514	2,740,514	3,668,157
35	0	0	0	1,000,000	0	1,177,124	1,177,124	1,470,993	0	3,937,682	3,937,682	4,824,130
40	0	0	0	1,000,000	0	1,395,604	1,395,604	1,627,505	0	5,627,770	5,627,770	6,434,032
45	0	0	0	1,000,000	0	1,648,321	1,648,321	1,827,865	0	8,012,566	8,012,566	8,710,816
50	0	0	0	1,000,000	0	1,958,566	1,958,566	2,061,324	0	11,476,879	11,476,879	11,842,070
55	0	0	0	1,000,000	0	2,462,439	2,462,439	2,398,329	0	17,394,291	17,394,291	16,610,752
60	0	0	0	1,000,000	0	3,148,756	3,148,756	3,066,777	0	26,812,415	26,812,415	25,604,630
65	0	0	0	1,000,000	0	4,026,359	4,026,359	3,921,532	0	41,329,974	41,329,974	39,468,236
70	0	0	0	1,000,000	0	5,148,563	5,148,563	5,014,518	0	63,708,055	63,708,055	60,838,279
73	0	0	0	1,000,000	0	5,966,919	5,966,919	5,811,568	0	82,594,641	82,594,641	78,874,105

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

86	PROSPECTUS	APPENDICES

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect GUARANTEED cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

End of Policy Year	Assuming Guaranteed Charges and 0% Gross (-0.96% Net) Return				Assuming Guaranteed Charges and 6% Gross (5.04% Net) Return				Assuming Guaranteed Charges and 10% Gross (9.04% Net) Return
	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	44,657	50,388	1,000,000	53,060	47,456	53,186	1,000,000	53,060	49,323	55,053	1,000,000
2	53,060	88,861	98,889	1,000,000	53,060	97,293	107,321	1,000,000	53,060	103,104	113,132	1,000,000
3	53,060	132,587	146,197	1,000,000	53,060	149,615	163,225	1,000,000	53,060	161,740	175,350	1,000,000
4	53,060	175,810	192,046	1,000,000	53,060	204,534	220,771	1,000,000	53,060	225,671	241,908	1,000,000
5	53,060	218,473	232,799	1,000,000	53,060	262,142	276,468	1,000,000	53,060	295,356	309,682	1,000,000
6	53,060	260,577	270,606	1,000,000	53,060	322,599	332,627	1,000,000	53,060	371,368	381,396	1,000,000
7	53,060	302,087	302,087	1,000,000	53,060	386,050	386,050	1,000,000	53,060	453,778	453,778	1,094,866
8	0	294,868	294,868	1,000,000	0	401,648	401,648	1,000,000	0	490,411	490,411	1,147,397
9	0	287,169	287,169	1,000,000	0	417,698	417,698	1,000,000	0	529,724	529,724	1,202,419
10	0	278,943	278,943	1,000,000	0	434,220	434,220	1,000,000	0	571,898	571,898	1,260,050
15	0	228,891	228,891	1,000,000	0	525,084	525,084	1,022,506	0	834,111	834,111	1,592,423
20	0	150,679	150,679	1,000,000	0	625,763	625,763	1,071,127	0	1,198,286	1,198,286	2,010,849
25	0	25,498	25,498	1,000,000	0	737,372	737,372	1,121,720	0	1,702,129	1,702,129	2,538,461
30	0	0	0	1,000,000	0	856,099	856,099	1,173,425	0	2,382,239	2,382,239	3,201,004
35	0	0	0	1,000,000	0	975,292	975,292	1,225,503	0	3,271,536	3,271,536	4,029,827
40	0	0	0	1,000,000	0	1,088,189	1,088,189	1,278,238	0	4,400,247	4,400,247	5,066,697
45	0	0	0	1,000,000	0	1,190,602	1,190,602	1,331,710	0	5,803,572	5,803,572	6,363,097
50	0	0	0	1,000,000	0	1,308,051	1,308,051	1,387,133	0	7,686,148	7,686,148	7,990,061
55	0	0	0	1,000,000	0	1,613,122	1,613,122	1,571,124	0	11,426,340	11,426,340	10,911,633
60	0	0	0	1,000,000	0	2,062,722	2,062,722	2,009,018	0	17,613,123	17,613,123	16,819,727
65	0	0	0	1,000,000	0	2,637,632	2,637,632	2,568,960	0	27,149,733	27,149,733	25,926,754
70	0	0	0	1,000,000	0	3,372,777	3,372,777	3,284,966	0	41,849,933	41,849,933	39,964,773
73	0	0	0	1,000,000	0	3,908,875	3,908,875	3,807,106	0	54,256,565	54,256,565	51,812,539

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDICES	PROSPECTUS	87

TABLE OF CONTENTS FOR

STATEMENT OF ADDITIONAL INFORMATION

ABOUT GIAC

ADDITIONAL INFORMATION ABOUT THE POLICY

ADDITIONAL INFORMATION ABOUT CHARGES

PERFORMANCE INFORMATION

ADDITIONAL INFORMATION

FINANCIAL STATEMENTS OF THE GUARDIAN SEPARATE ACCOUNT N

CONSOLIDATED FINANCIAL STATEMENTS OF THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

88	PROSPECTUS	STATEMENT OF ADDITIONAL INFORMATION–CONTENTS

BACK COVER PAGE

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the Policy described in this prospectus and is incorporated into this prospectus by reference. If you would like a free copy, please call us toll-free at 800-441-6455, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26125

Lehigh Valley, PA 18002-6125

Information about us (including the SAI), is also available on the SEC’s Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC’s Public Reference Room, 100 F Street, NE, Room 1580, Washington, DC 20549. (Direct questions to the SEC at 202-551-5850.)

HOW TO COMMUNICATE WITH US

Except for proper telephone transfer requests, we cannot act on any request unless it is received in writing at our Customer Service Office, in a form acceptable to us. Your request must include:

•	your policy number;

•	the full name of all policyowners;

•	the full name of the insured; and

•	your current address.

Our address for regular mail is:

The Guardian Insurance & Annuity Company, Inc.

P.O. Box 26125

Lehigh Valley, PA 18002-6125

Our address for registered, certified or express mail is:

The Guardian Insurance & Annuity Company, Inc.

3900 Burgess Place

Bethlehem, PA 18017

If you need information on your Policy, or a free personalized illustration of death benefits, surrender values and cash values under your Policy, please contact your Registered Representative, or call us at 800-441-6455 between 8:00 a.m. and 6:00 p.m. New York (eastern) time or write us at the above address. Current policyowners should contact their Registered Representative for current personalized illustrations.

Investment Company Act File No. 811-09725

Securities Act of 1933 File No. 333-151073

BACK COVER PAGE	PROSPECTUS	89

EXECUTIVE BENEFITS VUL

Issued through The Guardian Separate Account N of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated April 30, 2014

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for The Guardian Separate Account N variable universal life insurance policy (marketed under the name “Executive Benefits VUL”) (the “Policy”) dated April 30, 2014.

A free prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26125

Lehigh Valley, PA 18002

800.441.6455

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

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ABOUT GIAC

Your Policy is issued through Separate Account N, (Separate Account or Separate Account N), of The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance and annuities in all 50 states of the United States of America and the District of Columbia. As of December 31, 2013, our total admitted assets (Statutory basis) exceeded $14.8 billion.

We are wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2013, Guardian Life had total admitted assets (Statutory basis) in excess of $42.1 billion. The offices of both Guardian Life and GIAC are located at 7 Hanover Square, New York, NY 10004.

Both Guardian Life and GIAC have consistently received exemplary ratings from Moody’s Investors Service, Inc., Standard & Poor’s Corporation, Duff & Phelps and A.M. Best. These ratings may change at any time, and only reflect GIAC’s ability to meet its insurance-related obligations and the guaranteed return on the fixed-rate option. These ratings do not apply to the variable investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Policies, and does not guarantee the benefits provided by the Policy. The Guardian Separate Account N was established by GIAC’s Board of Directors on September 23, 1999, under the insurance laws of the State of Delaware. It is registered with the SEC as a unit investment trust.

ADDITIONAL INFORMATION ABOUT THE POLICY

DEATH BENEFIT OPTIONS

Cash Value Accumulation Test

To satisfy the Cash Value Test, the death benefit must be at least equal to the Alternate Cash Surrender Value on a given date multiplied by a death benefit factor. A table of death benefit factors appears in your Policy. These factors are equal to one divided by the net single premium (the single premium that would be needed to pay for the death benefit under the Policy, including any Supplemental Face Amount coverage).

Experience Factor

We calculate the unit value of each variable investment option on each Business Day by multiplying the option’s immediately preceding unit value by the experience factor (sometimes referred to as the “net investment factor”) for that day. We calculate the experience factor as follows on each Business Day:

•	the net asset value of one share of the mutual fund corresponding to the variable investment option at the close of the current Business Day; plus

•

the amount per share of any dividends or capital gains distributed by the fund on the current Business Day, minus any federal, state or local taxes payable by GIAC and allocated by GIAC to the variable investment option; divided by

•	the net asset value of one share of the same mutual fund at the close of the previous Business Day.

We do not calculate the unit value on non-Business Days. Non-Business Days use the unit value calculated as of the most recent preceding Business Day.

The prospectuses for each fund describe how they calculate the net asset values of their mutual fund shares.

Decreasing the Total Face Amount

A partial withdrawal will typically cause an immediate reduction in your Policy’s Total Face Amount;

Your Total Face Amount will be decreased by first decreasing any Supplemental Face Amount coverage and then the Basic Face Amount coverage. Your net single premiums will be recalculated.

Reducing the Total Face Amount of your Policy may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code. A decrease in Total Face

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Amount may also reduce the federal tax law limits on what you can put into the Policy. In these cases you may need to have a portion of the policy’s cash value paid to you to comply with federal tax law. See “Federal tax considerations” in the prospectus.

Increasing the Total Face Amount

We’ll issue any increase as Supplemental Face Amount coverage. Each increase has its own issue date, face amount and issue age.

You don’t have to pay an additional premium to increase the Total Face Amount, so long as your Policy Account Value, less the Monthly Deduction and less Policy Debt, is not less than zero.

Increasing the Total Face Amount of your Policy may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract. The tax consequences associated with your Policy being classified as a modified endowment contract are discussed in the prospectus under “Federal tax considerations.”

Dollar Cost Averaging Transfer Option

The amount of your monthly transfer under this option must be at least $100 for each variable investment option you wish to invest in. Amounts will be transferred automatically on each Monthly Processing Date from a money market fund that we make available into the variable investment options you have chosen. Before the program can begin, you must submit an authorization form. We will stop your dollar cost averaging program when:

•	the period of time listed on your dollar cost averaging authorization form ends;

•

your Policy Account Value in the money market fund that we make available is insufficient to cover your monthly transfer to the variable investment options you have chosen. If this happens we will divide what you do have in the money market fund proportionally among the variable investment options you have chosen, leaving a balance of zero in the money market fund;

•	you tell us in writing to end the program, and we receive this notice at least three Business Days before the next Monthly Processing Date; or

•	your Policy lapses or you surrender it.

You may change your transfer instructions or reinstate the dollar cost averaging program, subject to the rules above, if we receive a new authorization form at our Customer Service Office at least three Business Days before your Policy’s next Monthly Processing Date.

Automatic Portfolio Rebalancing Transfer Option

If you choose automatic portfolio rebalancing, your Policy Account Value will be automatically rebalanced to maintain a selected proportion of your Policy Account Value in each of the variable investment options. Generally, this selected proportion will correspond to your then-current premium allocation designation.

Before the program can begin, you must submit an authorization form. We will rebalance your Policy Account Value beginning on the date you specify in your written authorization, received in Good Order at our Customer Service Office or on the Business Day next following if the selected date is a non-Business Day. Once rebalancing begins, we will rebalance quarterly thereafter.

Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not currently charge you for using this service.

We will stop automatic rebalancing of your Policy Account Value when:

•	The period of time, if any, listed on your automatic rebalancing authorization form ends;

•	any of the variable investment options that are part of your portfolio rebalancing selections becomes unavailable for investment;

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•	you tell us in writing to end the program, and we receive this notice at our Customer Service Office at least three Business Days before the next rebalancing date; or

•	Your Policy lapses or you surrender it.

Payment Options

Under Payment Option 1, we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of 3%.

Under Payment Option 2, we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. Guaranteed interest of 3% will be added to the proceeds each year.

Under Payment Option 3, we will make monthly payments for a specified number of years. The amount of the payments will include interest at 3% per year.

Under Payment Option 4, we will make monthly payments for the longer of the life of the payee or 10 years. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 5, we will make monthly payments until the amount paid equals the proceeds settled, and for the remaining life of the payee. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 6, we will make monthly payments for 10 years and for the remaining life of the last surviving of two payees.

The minimum amount of each payment will include interest at 3% per year.

Payment option tables for Options 4, 5 and 6 are based on the Annuity 2000 Mortality Tables (male and female) projected 20 years to the year 2020 by 100% of the male scale G Factors (for males) and 50% of the female scale G Factors (for females).

Your Policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6.

Exchanging a Policy

If you elect to exchange your Policy for a level premium, fixed-benefit whole life policy then being issued by us or our affiliate, Guardian Life, the exchange may result in a cost or credit to you.

The exchange cost or credit is calculated using the following values where:

•

(a) is the cumulative premiums for the new policy (i.e., the premiums that would have been paid to the date of exchange if the new policy had been in force from the Policy Date) with an annual interest rate of 6%, less the cumulative premiums for this Policy (i.e., the actual premiums paid for this Policy to the date of the exchange) accumulated at an annual interest rate of 6%; and

•	(b) is the cash value of the new policy, less this Policy’s Net Cash Surrender Value on the exchange date.

For purposes of calculating cumulative premiums for this Policy under (a) above, any withdrawals from the Policy will be deducted from the sum of the actual premiums paid to date.

If either or both of these values are greater than zero, you must pay an exchange cost to the issuing company. If both of these values are less than zero, the issuing company will pay an exchange credit to you. The exchange cost will be the greater of (a) or (b). If one value is positive and one value is negative, the exchange cost is the positive value. The exchange credit will be the greater of (a) and (b) (i.e., the amount closer to zero).

In calculating an exchange cost or credit, we reserve the right to assess an additional charge if the insured is in a substandard risk class. This charge would be based on the substandard reserve for the new policy.

B-4

If your policy is issued in Florida or New York, you will also have the option to convert the Policy to paid-up insurance. This option can be exercised on any Policy Anniversary and the election is irrevocable. You can obtain more information from your Registered Representative or our Customer Service Office.

Assigning the Rights to Your Policy

You may assign the rights under your Policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, as well as the business or person to whom you are assigning your rights, and your Policy’s beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the assignment papers. We are not responsible for determining whether the transfer of your Policy’s rights is legally valid. The entity or person to whom you assign your rights may exercise all rights granted under the Policy except the right to:

•	change the Policyowner or beneficiary;

•	change a payment option; and

•	direct where your Net Premiums will be invested or make transfers among the fixed-rate and variable investment options.

Assigning the rights to your Policy also may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code.

Modifying the Policy

Only the President, a Vice President, or the Secretary of GIAC may make or modify this Policy. No agent has the authority to:

•	change this Policy;

•	waive any provision of this Policy or any of GIAC’s requirements; or

•	waive an answer to any question in the application(s).

GIAC will not be bound by any promise or statement made by any agent or other person except as stated above.

Other Policies

We offer other variable life insurance policies that have different death benefits, policy features and optional programs.

However, these other policies also have different charges that would affect the performance of the investment divisions of the Separate Account in which you invest, as well as your Policy Account Value. To obtain more information about these other policies, contact our Customer Service Office or your registered representative.

Distribution of the Policy and Other Contractual Arrangements

We have an agreement with Guardian Investor Services LLC (GIS) for GIS to act as the principal underwriter of the Policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. GIS is a broker-dealer registered under the Securities Exchange Act of 1934, and a member of the Financial Industry Regulatory Authority (“FINRA”). Under this agreement we paid through GIS for the sale of products issued by the Separate Account a total of $2,234,946 in 2011, $143,633 in 2012 and $301,316 in 2013. GIS did not retain any of such commissions.

GIS is a Delaware corporation organized on December 19, 2001; it is a wholly owned subsidiary of GIAC and is located at 7 Hanover Square, New York, NY 10004.

The offering of the Policies is continuous, and we do not anticipate discontinuing offering the Policies. However, we reserve the right to discontinue the offering at any time. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the policyowners or the Separate Account.

B-5

Agents and Commissions

GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of GIS, or of broker-dealer firms that have entered into agreements with GIAC and GIS to sell Policies, which may include our affiliate Park Avenue Securities LLC.

The prospectus contains information regarding commissions paid to GIAC agents. Information on how to obtain a Prospectus is available on the cover page of this Statement of Additional Information.

Because registered representatives also are GIAC agents, they are eligible for additional compensation in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your Policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

Administrative Services

Through an agreement with our parent company, Guardian Life, to carry out the administration of Policies, we are billed quarterly for the time that their staff spends on GIAC business, and for the use of their centralized services and sales force.

Currently, our parent company, Guardian Life, has an agreement with American Financial Systems, Inc. (“AFS”), a Massachusetts corporation, having its principal place of business at 610 Lincoln Street, Suite 100, Waltham, MA, pursuant to which AFS will provide certain services to support GIAC’s Executive Benefits VUL Policies including but not limited to (i) providing illustrations for the Policies, (ii) providing third party administrative services for executive benefit plans using the Policies as funding vehicles, such as plan enrollment, implementation, administration and case management, (iii) coordinating allocation of cash values with allocations made by the policyowner’s plan participants/insureds on an ongoing basis, and (iv) providing the policyowner and plan participants/insureds access to on-line account information services. Guardian Life will make payments to AFS on behalf of GIAC consisting of royalties based on premiums received by GIAC for the Policies, an annual maintenance fee for on-line systems access services, and reimbursement for services provided by employees of AFS on behalf of the Policies including a percentage of salaries and bonuses, allocated overhead expenses and information technology infrastructure expenses. This agreement took effect in 2012. Prior to 2012, AFS was a wholly-owned subsidiary of Guardian Life. For the year ended December 31, 2011, pursuant to the predecessor agreement, GIAC made payments of $821,289 to AFS. Under the agreement that took effect in 2012, Guardian Life made payments of $72,000 and GIAC made payments of $184,581 to AFS in 2012 and Guardian Life made payments of $81,796 and GIAC made payments of $112,757 to AFS in 2013.

Other Agreements

We have entered into several other agreements, including:

•

agreements with the RS, AllianceBernstein, Alger, American Century, BlackRock, Davis, Delaware, Fidelity, Franklin, Gabelli, Ibbotson, Invesco, Ivy, Janus, Legg Mason (ClearBridge), MFS, Oppenheimer, PIMCO, Templeton, and Wells Fargo fund complexes (or affiliated entities) under which we are compensated for certain distribution and/or administrative costs and expenses connected to the offering and sale of their funds to our policyholders. The amount we receive is based on a percentage of assets under management. We may also receive 12b-1 fees from the funds.

ADDITIONAL INFORMATION ABOUT CHARGES

Cost of Insurance Charge

Changes in the health of the insured will not cause your cost of insurance charge to increase. Increases in the cost of insurance rates are not made to an individual Policy, but are made equally to all Policies where the insured people are of the same Attained Age, sex, and underwriting class. We may increase this charge when we expect:

•	a higher number of deaths among people in a certain group;

•	higher expenses or federal income taxes;

•	a higher number of Policies that are allowed to lapse by their policyowners;

•	an increase in state or local premium taxes; or

•	lower earnings.

B-6

Generally, reducing the Net Amount at Risk results in lower charges for the cost of insurance. Under Option 1, in which the death benefit is the Total Face Amount of your Policy, you reduce the Net Amount at Risk when you pay premiums. That’s because premiums increase the Policy Account Value. The Net Amount at Risk can increase, for example, when we increase a Policy’s death benefit to meet the requirements of the Internal Revenue Code. See “Death benefit” in the prospectus. A higher Net Amount at Risk results in higher deductions for cost of insurance.

Actuarial Experts

The actuarial matters contained in this prospectus have been examined by Elizabeth C. Rogalin, FSA, MAAA, Vice President & Chief Actuary, Retirement Solutions, of GIAC. Her opinion on actuarial matters is filed as an exhibit to the registration statement filed with the Securities and Exchange Commission.

ADDITIONAL INFORMATION

Communications We’ll Send You

Shortly after your Policy Anniversary each year, we will send you an updated statement showing the following information:

•	the amount of your current death benefit;

•	the instructions we have on file regarding where to invest your Net Premiums, and how much you have invested in each of the allocation options;

•	your Policy Account Value and Alternate Cash Surrender Value;

•	the amount you have paid in Policy premiums and the charges that we have deducted since the last Policy Anniversary;

•	a summary of any transfers or partial withdrawals, loans or loan repayments that you have made since your last annual statement;

•	the total of any outstanding Policy Debt that you owe us; and

•	the interest rate for allocations to the fixed-rate option.

Twice a year we will send you reports containing the financial statements of the underlying funds. The annual reports will contain audited financial statements.

We will confirm in writing receipt of your Policy premiums and any transfers or other transactions. However, you will not automatically receive a confirmation statement for premium payments paid through the pre-authorized checking plan; these confirmation statements will be mailed only upon request. We will also write you to request a required payment to keep your Policy from lapsing.

If several members of the same household own a Policy, we may send only one annual report, semi-annual report and prospectus to that address unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

Advertising Practices

In our advertisements and sales materials for the Policies we may include:

•	articles or reports on variable life insurance in general, or specifically, and any other information published in business or general information publications;

•	relevant indices or rankings of investment securities or similar groups of funds;

•	comparisons of the variable investment options with the mutual funds offered through the separate accounts of other insurance companies, or those with similar investment objectives and policies; and

•

comparisons with other investments, including those guaranteed by various governments. We may use the past performance of the variable investment options and funds to promote the policies. This data is not indicative of the performance of the funds or the policies in the future or the investment experience of individual policyowners.

B-7

We may feature individual funds and their managers, and describe the asset levels and sales volumes of GIAC, GIS and others in the investment industry. We may also refer to past, current or prospective economic trends and investment performance, and any other information that may be of interest.

Advertisements and sales literature about the variable life policies and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps

These ratings relate only to GIAC’s ability to meet its obligations under the Policy’s fixed-rate option and to pay death benefits provided under the Policy, not to the performance or safety of the variable investment options.

Legal Matters

The legal validity of the Policy has been confirmed by Richard T. Potter, Jr., Senior Vice President and Counsel of GIAC.

Financial Statements

The GIAC consolidated financial statements contained in this Statement of Additional Information should only be used to determine our ability to meet our obligations under the Policies, and not as an indication of the investment experience of the Separate Account.

Experts

The statutory basis balance sheets of GIAC as of December 31, 2013 and 2012 and the related statements of operations, of changes in surplus and of cash flows for each of the two years in the period ended December 31, 2013 and the statement of assets and liabilities of Separate Account N as of December 31, 2013 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2013, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-8

[This page intentionally left blank.]

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT N

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

	RS Large Cap Alpha VIP Series Class I	RS S&P 500 Index VIP Series Class I

Assets:
Shares owned in underlying fund	133,678	625,203
Net asset value per share (NAV)	51.52	13.43

Total Assets (Shares x NAV)	$6,887,070	$8,396,473
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$6,887,070	$8,396,473

Net Assets: Total
Contract value in accumulation period	$6,887,070	$8,396,473

Net Assets	$6,887,070	$8,396,473

Total Units Outstanding	510,114	533,255

Unit Value (Accumulation)	$13.50	$15.75

Cost of Shares in Underlying Fund	$4,864,628	$6,228,689

STATEMENTS OF OPERATIONS Year Ended December 31, 2013

	RS Large Cap Alpha VIP Series Class I	RS S&P 500 Index VIP Series Class I
2013 Investment Income
Income:
Reinvested dividends	$80,182	$140,859
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	80,182	140,859

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	279,432	758,027
Reinvested realized gain distributions	240,532	—

Net realized gain/(loss) on investments	519,964	758,027
Net change in unrealized appreciation/(depreciation) of investments	1,332,041	1,194,937

Net realized and unrealized gain/(loss) from investments	1,852,005	1,952,964

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,932,187	$2,093,823

See notes to financial statements.

B-10

Investment Divisions
RS High Yield VIP Series Class I	RS Low Duration Bond VIP Series Class I	RS Partners VIP Series Class I	RS Investment Quality Bond VIP Series Class I	RS Global Natural Resources VIP Series Class II	RS Money Market VIP Series Class I	Gabelli Capital Asset

66,082	93,225	—	220,254	—	8,699,479	114,696
7.70	10.30	—	12.18	—	1.00	25.08

$508,830	$960,216	$—	$2,682,694	$—	$8,699,479	$2,876,568

—	—	—	—	—	—	—

$508,830	$960,216	$—	$2,682,694	$—	$8,699,479	$2,876,568

$508,830	$960,216	$—	$2,682,694	$—	$8,699,479	$2,876,568

$508,830	$960,216	$—	$2,682,694	$—	$8,699,479	$2,876,568

21,982	70,510	—	126,835	—	688,320	91,063

$23.15	$13.62	$—	$21.15	$—	$12.64	$31.59

$517,819	$976,796	$—	$2,808,626	$—	$8,699,479	$2,359,068

Investment Divisions
RS High Yield VIP Series Class I	RS Low Duration Bond VIP Series Class I	RS Partners VIP Series Class I	RS Investment Quality Bond VIP Series Class I	RS Global Natural Resources VIP Series Class II	RS Money Market VIP Series Class I	Gabelli Capital Asset

$34,232	$15,917	$—	$72,232	$—	$814	$17,057

—	—	—	—	—	—	—

34,232	15,917	—	72,232	—	814	17,057

14,766	(930)	—	(19,211)	—	—	301,652
—	82	—	12,107	—	—	214,587

14,766	(848)	—	(7,104)	—	—	516,239
(14,427)	(12,569)	—	(126,987)	—	—	278,331

339	(13,417)	—	(134,091)	—	—	794,570

$34,571	$2,500	$—	$(61,859)	$—	$814	$811,627

B-11

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	RS International VIP Series Class I	RS Emerging Markets VIP Series Class I

Assets:
Shares owned in underlying fund	113,620	176,384
Net asset value per share (NAV)	17.26	14.79

Total Assets (Shares x NAV)	$1,961,083	$2,608,723
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$1,961,083	$2,608,723

Net Assets: Total
Contract value in accumulation period	$1,961,083	$2,608,723

Net Assets	$1,961,083	$2,608,723

Total Units Outstanding	124,006	74,438

Unit Value (Accumulation)	$15.81	$35.05

Cost of Shares in Underlying Fund	$2,052,723	$3,096,519

STATEMENTS OF OPERATIONS Year Ended December 31, 2013 (continued)

	RS International VIP Series Class I	RS Emerging Markets VIP Series Class I
2013 Investment Income
Income:
Reinvested dividends	$25,107	$6,418
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	25,107	6,418

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	45,924	(232,610)
Reinvested realized gain distributions	493,698	378,685

Net realized gain/(loss) on investments	539,622	146,075
Net change in unrealized appreciation/(depreciation) of investments	(226,041)	(255,235)

Net realized and unrealized gain/(loss) from investments	313,581	(109,160)

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$338,688	$(102,742)

See notes to financial statements.

B-12

Investment Divisions
RS Small Cap Growth Equity VIP Series Class I	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Utilities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II

296,569	21,492	70,050	8,847	24,919	19,212	4,282
18.87	18.86	23.17	50.63	17.03	38.43	38.03

$5,596,265	$405,330	$1,623,062	$447,901	$424,367	$738,329	$162,839

—	—	—	—	—	—	—

$5,596,265	$405,330	$1,623,062	$447,901	$424,367	$738,329	$162,839

$5,596,265	$405,330	$1,623,062	$447,901	$424,367	$738,329	$162,839

$5,596,265	$405,330	$1,623,062	$447,901	$424,367	$738,329	$162,839

202,871	36,077	86,544	45,034	29,883	57,148	10,984

$27.59	$11.24	$18.75	$9.95	$14.20	$12.92	$14.83

$4,549,358	$244,530	$1,261,503	$289,970	$400,537	$527,759	$151,909

Investment Divisions
RS Small Cap Growth Equity VIP Series Class I	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Utilities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II

$—	$2,014	$15,371	$1,666	$13,000	$15,782	$2,447

—	—	—	—	—	—	—

—	2,014	15,371	1,666	13,000	15,782	2,447

589,754	4,332	188,854	17,013	32,782	207,400	21,082
800,531	—	149,351	—	9,054	—	—

1,390,285	4,332	338,205	17,013	41,836	207,400	21,082
529,609	90,494	(2,455)	110,707	(5,585)	42,919	8,690

1,919,894	94,826	335,750	127,720	36,251	250,319	29,772

$1,919,894	$96,840	$351,121	$129,386	$49,251	$266,101	$32,219

B-13

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

Assets:
Shares owned in underlying fund	75,047	14,430
Net asset value per share (NAV)	11.54	14.95

Total Assets (Shares x NAV)	$866,039	$215,725
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$866,039	$215,725

Net Assets: Total
Contract value in accumulation period	$866,039	$215,725

Net Assets	$866,039	$215,725

Total Units Outstanding	72,022	15,291

Unit Value (Accumulation)	$12.02	$14.11

Cost of Shares in Underlying Fund	$924,201	$197,241

STATEMENTS OF OPERATIONS Year Ended December 31, 2013 (continued)

	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II
2013 Investment Income
Income:
Reinvested dividends	$30,659	$1,079
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	30,659	1,079

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(9,779)	9,127
Reinvested realized gain distributions	—	15,000

Net realized gain/(loss) on investments	(9,779)	24,127
Net change in unrealized appreciation/(depreciation) of investments	(47,470)	13,675

Net realized and unrealized gain/(loss) from investments	(57,249)	37,802

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(26,590)	$38,881

See notes to financial statements.

B-14

Investment Divisions
Invesco V.I. Utilities Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. American Franchise Series II	Alger Capital Appreciation Class S	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B

413	23,931	—	27,642	18,217	24,567	12,739
16.92	26.23	—	71.54	14.10	27.49	41.62

$6,982	$627,722	$—	$1,977,518	$256,860	$675,360	$530,196

—	—	—	—	—	—	—

$6,982	$627,722	$—	$1,977,518	$256,860	$675,360	$530,196

$6,982	$627,722	$—	$1,977,518	$256,860	$675,360	$530,196

$6,982	$627,722	$—	$1,977,518	$256,860	$675,360	$530,196

564	39,393	—	112,688	14,084	34,688	27,767

$12.38	$15.93	$—	$17.55	$18.24	$19.47	$19.09

$7,016	$498,573	$—	$1,738,242	$180,948	$649,663	$424,123

Investment Divisions
Invesco V.I. Utilities Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. American Franchise Series II	Alger Capital Appreciation Class S	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B

$171	$8,107	$—	$1,881	$4,479	$6,389	$—

—	—	—	—	—	—	—

171	8,107	—	1,881	4,479	6,389	—

(503)	45,508	—	88,820	1,960	324,903	103,826
132	5,602	—	198,857	—	—	—

(371)	51,110	—	287,677	1,960	324,903	103,826
991	105,126	—	177,509	58,552	(48,748)	79,673

620	156,236	—	465,186	60,512	276,155	183,499

$791	$164,343	$—	$467,067	$64,991	$282,544	$183,499

B-15

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS International Value Class B

Assets:
Shares owned in underlying fund	9,147	370
Net asset value per share (NAV)	20.18	14.86

Total Assets (Shares x NAV)	$184,578	$5,497
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$184,578	$5,497

Net Assets: Total
Contract value in accumulation period	$184,578	$5,497

Net Assets	$184,578	$5,497

Total Units Outstanding	13,036	584

Unit Value (Accumulation)	$14.16	$9.42

Cost of Shares in Underlying Fund	$145,547	$5,053

STATEMENTS OF OPERATIONS Year Ended December 31, 2013 (continued)

	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS International Value Class B
2013 Investment Income
Income:
Reinvested dividends	$39	$1,772
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	39	1,772

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	14,379	7,341
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	14,379	7,341
Net change in unrealized appreciation/(depreciation) of investments	24,392	(2,099)

Net realized and unrealized gain/(loss) from investments	38,771	5,242

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$38,810	$7,014

See notes to financial statements.

B-16

Investment Divisions
Alliance Bernstein VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I	American Century VP Mid Cap Value Class I	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III	Davis Financial	Davis Real Estate

48,566	32,002	20,887	—	87,748	37,085	124,091
11.22	18.28	18.47	—	15.58	15.08	10.56

$544,908	$585,001	$385,783	$—	$1,367,107	$559,243	$1,310,399

—	—	—	—	—	—	—

$544,908	$585,001	$385,783	$—	$1,367,107	$559,243	$1,310,399

$544,908	$585,001	$385,783	$—	$1,367,107	$559,243	$1,310,399

$544,908	$585,001	$385,783	$—	$1,367,107	$559,243	$1,310,399

38,599	37,800	21,455	—	96,452	29,904	43,466

$14.12	$15.48	$17.98	$—	$14.17	$18.70	$30.15

$589,292	$478,233	$328,315	$—	$1,278,626	$398,383	$1,337,394

Investment Divisions
Alliance Bernstein VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I	American Century VP Mid Cap Value Class I	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III	Davis Financial	Davis Real Estate

$6,696	$—	$3,952	$—	$13,783	$2,953	$18,562

—	—	—	—	—	—	—

6,696	—	3,952	—	13,783	2,953	18,562

(16,435)	37,713	21,872	—	12,714	72,021	55,871
56,228	18,130	3,843	—	53,989	—	—

39,793	55,843	25,715	—	66,703	72,021	55,871
(37,073)	88,671	49,106	—	75,239	72,264	(102,794)

2,720	144,514	74,821	—	141,942	144,285	(46,923)

$9,416	$144,514	$78,773	$—	$155,725	$147,238	$(28,361)

B-17

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	Davis Value	Delaware VIP Limited-Term Diversified Income Service Class

Assets:
Shares owned in underlying fund	209,168	121,967
Net asset value per share (NAV)	13.48	9.79

Total Assets (Shares x NAV)	$2,819,584	$1,194,394
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$2,819,584	$1,194,394

Net Assets: Total
Contract value in accumulation period	$2,819,584	$1,194,394

Net Assets	$2,819,584	$1,194,394

Total Units Outstanding	153,217	95,671

Unit Value (Accumulation)	$18.40	$12.48

Cost of Shares in Underlying Fund	$2,247,188	$1,221,692

STATEMENTS OF OPERATIONS Year Ended December 31, 2013 (continued)

	Davis Value	Delaware VIP Limited-Term Diversified Income Service Class
2013 Investment Income
Income:
Reinvested dividends	$22,481	$14,551
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	22,481	14,551

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(5,476)	(1,792)
Reinvested realized gain distributions	190,117	963

Net realized gain/(loss) on investments	184,641	(829)
Net change in unrealized appreciation/(depreciation) of investments	523,135	(29,736)

Net realized and unrealized gain/(loss) from investments	707,776	(30,565)

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$730,257	$(16,014)

See notes to financial statements.

B-18

Investment Divisions
Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo Advantage VT International Equity Class II	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity- Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Fidelity VIP High Income Service Class 2

45,956	10,409	87,237	202,310	90,066	22,332	38,097
10.47	21.40	5.50	33.77	22.88	29.68	5.64

$481,159	$222,744	$479,802	$6,832,005	$2,060,705	$662,820	$214,866

—	—	—	—	—	—	—

$481,159	$222,744	$479,802	$6,832,005	$2,060,705	$662,820	$214,866

$481,159	$222,744	$479,802	$6,832,005	$2,060,705	$662,820	$214,866

$481,159	$222,744	$479,802	$6,832,005	$2,060,705	$662,820	$214,866

33,270	17,488	32,594	304,539	102,847	44,446	13,991

$14.46	$12.74	$14.72	$22.43	$20.04	$14.91	$15.36

$496,355	$210,904	$417,134	$4,995,034	$1,700,711	$350,627	$219,299

Investment Divisions
Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo Advantage VT International Equity Class II	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Fidelity VIP High Income Service Class 2

$12,724	$3,370	$8,426	$52,864	$43,777	$276	$12,827

—	—	—	—	—	—	—

12,724	3,370	8,426	52,864	43,777	276	12,827

(6,768)	8,646	4,475	384,328	151,247	28,365	(85)
8,246	—	19,594	1,851	128,972	311	—

1,478	8,646	24,069	386,179	280,219	28,676	(85)
(24,593)	4,911	42,715	1,203,955	144,784	162,245	283

(23,115)	13,557	66,784	1,590,134	425,003	190,921	198

$(10,391)	$16,927	$75,210	$1,642,998	$468,780	$191,197	$13,025

B-19

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2

Assets:
Shares owned in underlying fund	167,989	11,642
Net asset value per share (NAV)	35.60	12.54

Total Assets (Shares x NAV)	$5,980,413	$145,987
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$5,980,413	$145,987

Net Assets: Total
Contract value in accumulation period	$5,980,413	$145,987

Net Assets	$5,980,413	$145,987

Total Units Outstanding	157,490	10,716

Unit Value (Accumulation)	$37.97	$13.62

Cost of Shares in Underlying Fund	$5,407,324	$133,974

STATEMENTS OF OPERATIONS Year Ended December 31, 2013 (continued)

	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
2013 Investment Income
Income:
Reinvested dividends	$16,316	$2,164
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	16,316	2,164

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	385,154	969
Reinvested realized gain distributions	775,645	1,681

Net realized gain/(loss) on investments	1,160,799	2,650
Net change in unrealized appreciation/(depreciation) of investments	529,422	11,517

Net realized and unrealized gain/(loss) from investments	1,690,221	14,167

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,706,537	$16,331

See notes to financial statements.

B-20

Investment Divisions
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Index 500 Initial Class	Templeton Growth Securities Class 2	Templeton Global Bond Securities Class 2	Templeton Foreign Securities Class 2	Mutual Shares Securities Class 2	Franklin Small Cap Value Securities Class 2

9,432	10	3,092	40,534	3	7,481	44,519
12.78	186.29	15.23	18.60	17.24	21.63	24.07

$120,544	$1,892	$47,095	$753,940	$52	$161,821	$1,071,584

—	—	—	—	—	—	—

$120,544	$1,892	$47,095	$753,940	$52	$161,821	$1,071,584

$120,544	$1,892	$47,095	$753,940	$52	$161,821	$1,071,584

$120,544	$1,892	$47,095	$753,940	$52	$161,821	$1,071,584

8,714	169	3,262	58,829	5	9,272	62,074

$13.83	$11.22	$14.44	$12.82	$11.42	$17.45	$17.26

$106,773	$1,882	$43,068	$767,244	$50	$151,816	$793,386

Investment Divisions
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Index 500 Initial Class	Templeton Growth Securities Class 2	Templeton Global Bond Securities Class 2	Templeton Foreign Securities Class 2	Mutual Shares Securities Class 2	Franklin Small Cap Value Securities Class 2

$1,678	$1	$3,217	$26,243	$—	$4,605	$11,461

—	—	—	—	—	—	—

1,678	1	3,217	26,243	—	4,605	11,461

14,180	(1)	2,083	10,011	(1)	57,099	36,971
1,459	—	—	6,776	—	—	14,791

15,639	(1)	2,083	16,787	(1)	57,099	51,762
5,867	10	2,659	(35,166)	2	(5,281)	202,948

21,506	9	4,742	(18,379)	1	51,818	254,710

$23,184	$10	$7,959	$7,864	$1	$56,423	$266,171

B-21

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	Ibbotson Balanced ETF Asset Allocation Class II	Ibbotson Growth ETF Asset Allocation Class II

Assets:
Shares owned in underlying fund	144,803	42,937
Net asset value per share (NAV)	11.26	10.77

Total Assets (Shares x NAV)	$1,630,479	$462,426
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$1,630,479	$462,426

Net Assets: Total
Contract value in accumulation period	$1,630,479	$462,426

Net Assets	$1,630,479	$462,426

Total Units Outstanding	111,565	29,748

Unit Value (Accumulation)	$14.61	$15.54

Cost of Shares in Underlying Fund	$1,435,940	$414,969

STATEMENTS OF OPERATIONS Year Ended December 31, 2013 (continued)

	Ibbotson Balanced ETF Asset Allocation Class II	Ibbotson Growth ETF Asset Allocation Class II
2013 Investment Income
Income:
Reinvested dividends	$21,806	$5,123
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	21,806	5,123

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	27,858	3,113
Reinvested realized gain distributions	8,448	558

Net realized gain/(loss) on investments	36,306	3,671
Net change in unrealized appreciation/(depreciation) of investments	114,143	59,548

Net realized and unrealized gain/(loss) from investments	150,449	63,219

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$172,255	$68,342

See notes to financial statements.

B-22

Investment Divisions
Ibbotson Income & Growth ETF Asset Allocation Class II	IVY Funds VIP Small Cap Growth	IVY Funds VIP Mid Cap Growth	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Global Research Institutional Shares

9,376	8,364	—	35,991	34,715	23,312	41,820
11.33	13.75	—	58.96	53.34	34.20	38.99

$106,225	$115,067	$—	$2,122,055	$1,851,688	$797,268	$1,630,555

—	—	—	—	—	—	—

$106,225	$115,067	$—	$2,122,055	$1,851,688	$797,268	$1,630,555

$106,225	$115,067	$—	$2,122,055	$1,851,688	$797,268	$1,630,555

$106,225	$115,067	$—	$2,122,055	$1,851,688	$797,268	$1,630,555

8,030	6,698	—	181,780	105,045	69,091	164,887

$13.23	$17.18	$—	$11.67	$17.63	$11.54	$9.89

$105,134	$84,809	$—	$1,259,905	$1,184,625	$503,403	$1,177,345

Investment Divisions
Ibbotson Income & Growth ETF Asset Allocation Class II	IVY Funds VIP Small Cap Growth	IVY Funds VIP Mid Cap Growth	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Global Research Institutional Shares

$1,519	$—	$—	$10,114	$11,810	$5,538	$18,476

—	—	—	—	—	—	—

1,519	—	—	10,114	11,810	5,538	18,476

4,877	13,208	—	137,111	45,631	29,431	117,555
963	—	—	—	—	—	—

5,840	13,208	—	137,111	45,631	29,431	117,555
3,432	33,616	—	415,254	394,264	151,381	235,113

9,272	46,824	—	552,365	439,895	180,812	352,668

$10,791	$46,824	$—	$562,479	$451,705	$186,350	$371,144

B-23

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	Janus Aspen Forty Service Shares	Janus Aspen Janus Service Shares

Assets:
Shares owned in underlying fund	282	5,197
Net asset value per share (NAV)	52.40	33.74

Total Assets (Shares x NAV)	$14,760	$175,335
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$14,760	$175,335

Net Assets: Total
Contract value in accumulation period	$14,760	$175,335

Net Assets	$14,760	$175,335

Total Units Outstanding	1,036	11,430

Unit Value (Accumulation)	$14.25	$15.34

Cost of Shares in Underlying Fund	$13,852	$161,902

STATEMENTS OF OPERATIONS Year Ended December 31, 2013 (continued)

	Janus Aspen Forty Service Shares	Janus Aspen Janus Service Shares
2013 Investment Income
Income:
Reinvested dividends	$199	$380
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	199	380

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	5,802	4,668
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	5,802	4,668
Net change in unrealized appreciation/(depreciation) of investments	662	13,582

Net realized and unrealized gain/(loss) from investments	6,464	18,250

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,663	$18,630

See notes to financial statements.

B-24

Investment Divisions
Janus Aspen Enterprise Service Shares	Janus Aspen Perkins Mid Cap Value Service Shares	Janus Aspen Balanced Service Shares	Janus Aspen Global Research Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class

—	31,701	12,906	5,199	21,115	11,899	72,357
—	18.98	31.72	38.40	39.07	29.95	22.07

$—	$601,689	$409,385	$199,634	$824,964	$356,360	$1,596,915

—	—	—	—	—	—	—

$—	$601,689	$409,385	$199,634	$824,964	$356,360	$1,596,915

$—	$601,689	$409,385	$199,634	$824,964	$356,360	$1,596,915

$—	$601,689	$409,385	$199,634	$824,964	$356,360	$1,596,915

—	39,483	10,108	13,848	68,101	20,756	72,776

$—	$15.24	$40.50	$14.42	$12.11	$17.17	$21.94

$—	$522,499	$362,869	$164,042	$518,964	$245,278	$1,261,462

Investment Divisions
Janus Aspen Enterprise Service Shares	Janus Aspen Perkins Mid Cap Value Service Shares	Janus Aspen Balanced Service Shares	Janus Aspen Global Research Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class

$—	$6,085	$8,104	$1,991	$2,228	$3,624	$—

—	—	—	—	—	—	—

—	6,085	8,104	1,991	2,228	3,624	—

—	24,342	3,713	13,980	200,186	20,374	208,745
—	10,469	18,752	—	7,056	—	12,359

—	34,811	22,465	13,980	207,242	20,374	221,104
—	73,674	41,817	28,228	86,136	63,230	296,135

—	108,485	64,282	42,208	293,378	83,604	517,239

$—	$114,570	$72,386	$44,199	$295,606	$87,228	$517,239

B-25

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	MFS Research Initial Class	MFS Total Return Initial Class

Assets:
Shares owned in underlying fund	6,079	136,001
Net asset value per share (NAV)	28.74	23.44

Total Assets (Shares x NAV)	$174,705	$3,187,863
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$174,705	$3,187,863

Net Assets: Total
Contract value in accumulation period	$174,705	$3,187,863

Net Assets	$174,705	$3,187,863

Total Units Outstanding	11,428	142,483

Unit Value (Accumulation)	$15.29	$22.37

Cost of Shares in Underlying Fund	$119,510	$2,467,770

STATEMENTS OF OPERATIONS Year Ended December 31, 2013 (continued)

	MFS Research Initial Class	MFS Total Return Initial Class
2013 Investment Income
Income:
Reinvested dividends	$433	$57,506
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	433	57,506

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	12,068	140,381
Reinvested realized gain distributions	323	—

Net realized gain/(loss) on investments	12,391	140,381
Net change in unrealized appreciation/(depreciation) of investments	26,083	360,979

Net realized and unrealized gain/(loss) from investments	38,474	501,360

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$38,907	$558,866

See notes to financial statements.

B-26

Investment Divisions
MFS Growth Service Class	MFS Strategic Income Portfolio Service Class	MFS Research Service Class	MFS Total Return Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	Oppenheimer Global/VA Service Class

9,715	31,943	43,420	2,054	—	89	9,719
38.22	9.93	28.49	23.12	—	21.02	40.47

$371,298	$317,196	$1,237,029	$47,477	$—	$1,875	$393,329
—	—	—	—	—	—	—

$371,298	$317,196	$1,237,029	$47,477	$—	$1,875	$393,329

$371,298	$317,196	$1,237,029	$47,477	$—	$1,875	$393,329

$371,298	$317,196	$1,237,029	$47,477	$—	$1,875	$393,329

21,702	22,493	75,985	3,317	—	157	22,534

$17.11	$14.10	$16.28	$14.31	$—	$11.94	$17.45

$313,416	$341,971	$864,094	$42,983	$—	$1,852	$367,657

Investment Divisions
MFS Growth Service Class	MFS Strategic Income Portfolio Service Class	MFS Research Service Class	MFS Total Return Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	Oppenheimer Global/VA Service Class

$327	$28,453	$3,120	$472	$—	$—	$1,626

—	—	—	—	—	—	—

327	28,453	3,120	472	—	—	1,626

7,246	(159)	13,433	1,750	—	1	26,651
1,994	—	2,607	—	—	—	—

9,240	(159)	16,040	1,750	—	1	26,651
59,006	(24,804)	267,436	3,711	—	22	14,515

68,246	(24,963)	283,476	5,461	—	23	41,166

$68,573	$3,490	$286,596	$5,933	$—	$23	$42,792

B-27

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

Assets:
Shares owned in underlying fund	87,181	341,837
Net asset value per share (NAV)	12.60	10.98

Total Assets (Shares x NAV)	$1,098,477	$3,753,372
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$1,098,477	$3,753,372

Net Assets: Total
Contract value in accumulation period	$1,098,477	$3,753,372

Net Assets	$1,098,477	$3,753,372

Total Units Outstanding	88,721	305,960

Unit Value (Accumulation)	$12.38	$12.27

Cost of Shares in Underlying Fund	$1,244,780	$3,905,744

STATEMENTS OF OPERATIONS Year Ended December 31, 2013 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class
2013 Investment Income
Income:
Reinvested dividends	$18,971	$88,353
Expenses:
Mortality and expense risk charges	—	—

Net investment income/(expense)	18,971	88,353

2013 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(17,339)	15,917
Reinvested realized gain distributions	8,905	34,424

Net realized gain/(loss) on investments	(8,434)	50,341
Net change in unrealized appreciation/(depreciation) of investments	(133,449)	(221,292)

Net realized and unrealized gain/(loss) from investments	(141,883)	(170,951)

2013 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(122,912)	$(82,598)

See notes to financial statements.

B-28

Investment Divisions
ClearBridge Variable Appreciation Class II	ClearBridge Variable Mid Cap Core Class II	ClearBridge Variable Small Cap Growth Class II	Columbia VIT Portfolio- Small Cap Value Class 2	Dreyfus VIF Appreciation Service Class	Pioneer Equity Income VCT Class II

—	—	47,668	—	—	—
—	—	23.54	—	—	—

$—	$—	$1,122,096	$—	$—	$—

—	—	—	—	—	—

$—	$—	$1,122,096	$—	$—	$—

$—	$—	$1,122,096	$—	$—	$—

$—	$—	$1,122,096	$—	$—	$—

—	—	41,682	—	—	—

$—	$—	$26.92	$—	$—	$—

$—	$—	$892,394	$—	$—	$—

Investment Divisions
ClearBridge Variable Appreciation Class II	ClearBridge Variable Mid Cap Core Class II	ClearBridge Variable Small Cap Growth Class II	Columbia VIT Portfolio- Small Cap Value Class 2	Dreyfus VIF Appreciation Service Class	Pioneer Equity Income VCT Class II

$—	$—	$409	$—	$—	$—

—	—	—	—	—	—

—	—	409	—	—	—

99	—	10,601	—	—	—
—	—	74,304	—	—	—

99	—	84,905	—	—	—
—	—	253,670	—	—	—

99	—	338,575	—	—	—

$99	$—	$338,984	$—	$—	$—

B-29

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013

	RS Large Cap Alpha VIP Series Class I	RS S&P 500 Index VIP Series Class I

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$98,307	$123,667
Net realized gain/(loss) from sale of investments	(26,595)	(48,711)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	678,836	827,678

Net increase/(decrease) resulting from operations	750,548	902,634

2012 Policy Transactions
Net policy purchase payments	615,848	928,605
Transfers on account of death, surrenders and withdrawals	(632,827)	(837,322)
Transfers of policy loans	1,045	(109,786)
Transfers of cost of insurance and policy fees	(475,918)	(414,367)
Transfers between investment divisions, net	4,599	530,851
Transfers–other	38	166

Net increase/(decrease) from policy transactions	(487,215)	98,147

Total Increase/(Decrease) in Net Assets	263,333	1,000,781
Net Assets at December 31, 2011	4,728,167	5,595,864

Net Assets at December 31, 2012	$4,991,500	$6,596,645

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$80,182	$140,859
Net realized gain/(loss) from sale of investments	279,432	758,027
Reinvested realized gain distributions	240,532	—
Net change in unrealized appreciation/(depreciation) of investments	1,332,041	1,194,937

Net increase/(decrease) resulting from operations	1,932,187	2,093,823

2013 Policy Transactions
Net policy purchase payments	567,244	718,914
Transfers on account of death, surrenders and withdrawals	(398,234)	(546,666)
Transfers of policy loans	(44,178)	(95,231)
Transfers of cost of insurance and policy fees	(467,808)	(394,379)
Transfers between investment divisions, net	309,349	23,419
Transfers–other	(2,990)	(52)

Net increase/(decrease) from policy transactions	(36,617)	(293,995)

Total Increase/(Decrease) in Net Assets	1,895,570	1,799,828
Net Assets at December 31, 2012	4,991,500	6,596,645

Net Assets at December 31, 2013	$6,887,070	$8,396,473

See notes to financial statements.

B-30

Investment Divisions
RS High Yield VIP Series Class I	RS Low Duration Bond VIP Series Class I	RS Partners VIP Series Class I	RS Investment Quality Bond VIP Series Class I	RS Global Natural Resources VIP Series Class II	RS Money Market VIP Series Class I	Gabelli Capital Asset

$36,839	$17,895	$—	$83,412	$—	$1,038	$30,790
4,873	(6,730)	72,733	42,270	(63,326)	—	199,363
—	381	—	44,874	—	—	167,026
40,720	21,131	17,138	3,327	54,737	—	(38,929)

82,432	32,677	89,871	173,883	(8,589)	1,038	358,250

76,250	256,336	38,408	670,924	278,958	3,041,793	265,849
(283,042)	(238,502)	(5,043)	(514,444)	—	(2,752,904)	(780,690)
1,658	(3,448)	(3,113)	(540)	(49)	(39,148)	(11,269)
(48,476)	(81,009)	(19,638)	(248,019)	(13,627)	(735,075)	(176,585)
139,476	39,767	(1,272,111)	495,878	(843,974)	(4,090,753)	403,091
241	(11)	—	(653)	(7)	(282)	(23)

(113,893)	(26,867)	(1,261,497)	403,146	(578,699)	(4,576,369)	(299,627)

(31,461)	5,810	(1,171,626)	577,029	(587,288)	(4,575,331)	58,623
610,649	935,903	1,171,626	2,643,326	587,288	11,966,904	2,121,873

$579,188	$941,713	$—	$3,220,355	$—	$7,391,573	$2,180,496

$34,232	$15,917	$—	$72,232	$—	$814	$17,057
14,766	(930)	—	(19,211)	—	—	301,652
—	82	—	12,107	—	—	214,587
(14,427)	(12,569)	—	(126,987)	—	—	278,331

34,571	2,500	—	(61,859)	—	814	811,627

97,845	158,807	—	353,088	—	2,097,956	242,800
(42,210)	(103,625)	—	(230,496)	—	(1,433,701)	(129,759)
(670)	(38,321)	—	(191,665)	—	30,671	(140,239)
(37,296)	(67,053)	—	(256,124)	—	(511,549)	(165,570)
(122,802)	66,195	—	(150,966)	—	1,124,105	76,683
204	—	—	361	—	(390)	530

(104,929)	16,003	—	(475,802)	—	1,307,092	(115,555)

(70,358)	18,503	—	(537,661)	—	1,307,906	696,072
579,188	941,713	—	3,220,355	—	7,391,573	2,180,496

$508,830	$960,216	$—	$2,682,694	$—	$8,699,479	$2,876,568

B-31

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	RS International VIP Series Class I	RS Emerging Markets VIP Series Class I

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$19,112	$16,819
Net realized gain/(loss) from sale of investments	108,311	(160,917)
Reinvested realized gain distributions	—	88,312
Net change in unrealized appreciation/(depreciation) of investments	260,893	386,311

Net increase/(decrease) resulting from operations	388,316	330,525

2012 Policy Transactions
Net policy purchase payments	330,408	629,133
Transfers on account of death, surrenders and withdrawals	(746,290)	(570,662)
Transfers of policy loans	(7,088)	(49,196)
Transfers of cost of insurance and policy fees	(181,622)	(211,094)
Transfers between investment divisions, net	(720,342)	(133,113)
Transfers–other	18	11

Net increase/(decrease) from policy transactions	(1,324,916)	(334,921)

Total Increase/(Decrease) in Net Assets	(936,600)	(4,396)
Net Assets at December 31, 2011	2,700,610	2,567,744

Net Assets at December 31, 2012	$1,764,010	$2,563,348

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$25,107	$6,418
Net realized gain/(loss) from sale of investments	45,924	(232,610)
Reinvested realized gain distributions	493,698	378,685
Net change in unrealized appreciation/(depreciation) of investments	(226,041)	(255,235)

Net increase/(decrease) resulting from operations	338,688	(102,742)

2013 Policy Transactions
Net policy purchase payments	268,428	459,802
Transfers on account of death, surrenders and withdrawals	(116,912)	(169,077)
Transfers of policy loans	(88,558)	(12,382)
Transfers of cost of insurance and policy fees	(142,220)	(169,058)
Transfers between investment divisions, net	(62,282)	37,707
Transfers–other	(71)	1,125

Net increase/(decrease) from policy transactions	(141,615)	148,117

Total Increase/(Decrease) in Net Assets	197,073	45,375
Net Assets at December 31, 2012	1,764,010	2,563,348

Net Assets at December 31, 2013	$1,961,083	$2,608,723

See notes to financial statements.

B-32

Investment Divisions
RS Small Cap Growth Equity VIP Series Class I	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Utilities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II

$—	$—	$10,636	$—	$13,803	$8,654	$1,670
451,619	(38,369)	(30,986)	(8,712)	10,810	8,166	23,923
—	—	29,175	—	15,758	—	—
61,992	87,813	245,782	46,501	(24,691)	108,141	12,599

513,611	49,444	254,607	37,789	15,680	124,961	38,192

632,235	36,217	131,212	49,778	52,242	83,523	36,700
(492,878)	(95,252)	(358,971)	(9,197)	(7,747)	(105,730)	(331,503)
(55,835)	3,758	242	(7,242)	(1,867)	(16,403)	3,924
(258,566)	(25,464)	(131,884)	(34,386)	(43,664)	(65,815)	(13,508)
426,598	549	42,397	4,908	14,707	(11,862)	(110,170)
413	(5)	405	26	11	1,104	—

251,967	(80,197)	(316,599)	3,887	13,682	(115,183)	(414,557)

765,578	(30,753)	(61,992)	41,676	29,362	9,778	(376,365)
3,092,621	350,966	1,744,975	297,000	407,820	967,705	486,225

$3,858,199	$320,213	$1,682,983	$338,676	$437,182	$977,483	$109,860

$—	$2,014	$15,371	$1,666	$13,000	$15,782	$2,447
589,754	4,332	188,854	17,013	32,782	207,400	21,082
800,531	—	149,351	—	9,054	—	—
529,609	90,494	(2,455)	110,707	(5,585)	42,919	8,690

1,919,894	96,840	351,121	129,386	49,251	266,101	32,219

462,868	27,612	133,004	65,103	48,791	59,797	48,991
(428,026)	(14,543)	(450,964)	(19,078)	(35,602)	(430,966)	—
(33,044)	(5,302)	(42,525)	(585)	(44,233)	(79,877)	1,657
(273,112)	(18,063)	(114,549)	(30,452)	(41,274)	(55,164)	(4,039)
89,016	(1,375)	63,961	(34,648)	10,451	1,069	(26,052)
470	(52)	31	(501)	(199)	(114)	203

(181,828)	(11,723)	(411,042)	(20,161)	(62,066)	(505,255)	20,760

1,738,066	85,117	(59,921)	109,225	(12,815)	(239,154)	52,979
3,858,199	320,213	1,682,983	338,676	437,182	977,483	109,860

$5,596,265	$405,330	$1,623,062	$447,901	$424,367	$738,329	$162,839

B-33

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$27,916	$—
Net realized gain/(loss) from sale of investments	14,831	(10,151)
Reinvested realized gain distributions	—	1,714
Net change in unrealized appreciation/(depreciation) of investments	(23,347)	21,091

Net increase/(decrease) resulting from operations	19,400	12,654

2012 Policy Transactions
Net policy purchase payments	179,848	39,263
Transfers on account of death, surrenders and withdrawals	(5,927)	(97,216)
Transfers of policy loans	9,745	3,949
Transfers of cost of insurance and policy fees	(26,725)	(5,254)
Transfers between investment divisions, net	331,803	7,910
Transfers–other	—	—

Net increase/(decrease) from policy transactions	488,744	(51,348)

Total Increase/(Decrease) in Net Assets	508,144	(38,694)
Net Assets at December 31, 2011	455,942	142,039

Net Assets at December 31, 2012	$964,086	$103,345

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$30,659	$1,079
Net realized gain/(loss) from sale of investments	(9,779)	9,127
Reinvested realized gain distributions	—	15,000
Net change in unrealized appreciation/(depreciation) of investments	(47,470)	13,675

Net increase/(decrease) resulting from operations	(26,590)	38,881

2013 Policy Transactions
Net policy purchase payments	156,860	42,111
Transfers on account of death, surrenders and withdrawals	(17,408)	(4,731)
Transfers of policy loans	4,131	1,662
Transfers of cost of insurance and policy fees	(25,831)	(3,159)
Transfers between investment divisions, net	(189,209)	37,677
Transfers–other	—	(61)

Net increase/(decrease) from policy transactions	(71,457)	73,499

Total Increase/(Decrease) in Net Assets	(98,047)	112,380
Net Assets at December 31, 2012	964,086	103,345

Net Assets at December 31, 2013	$866,039	$215,725

See notes to financial statements.

B-34

Investment Divisions
Invesco V.I. Utilities Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. American Franchise Series II	Alger Capital Appreciation Class S	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B

$419	$13,481	$—	$6,477	$2,249	$13,178	$202
2,749	104,695	—	71,773	(3,663)	199,280	156,303
524	—	—	433	—	—	—
(4,544)	(3,104)	—	65,694	20,137	(9,200)	2,720

(852)	115,072	—	144,377	18,723	203,258	159,225

5,031	79,804	—	204,985	14,652	223,858	126,045
—	(610,605)	—	(479,718)	(2,464)	(326,261)	(297,231)
—	—	—	1,872	(737)	(235)	(46)
(2,547)	(28,149)	—	(29,456)	(10,429)	(57,784)	(39,893)
(99,052)	(15,350)	—	886,220	13,859	(39,202)	282,993
—	—	—	(16)	(44)	517	69

(96,568)	(574,300)	—	583,887	14,837	(199,107)	71,937

(97,420)	(459,228)	—	728,264	33,560	4,151	231,162
112,390	896,534	—	496,662	113,880	1,238,559	801,692

$14,970	$437,306	$—	$1,224,926	$147,440	$1,242,710	$1,032,854

$171	$8,107	$—	$1,881	$4,479	$6,389	$—
(503)	45,508	—	88,820	1,960	324,903	103,826
132	5,602	—	198,857	—	—	—
991	105,126	—	177,509	58,552	(48,748)	79,673

791	164,343	—	467,067	64,991	282,544	183,499

—	32,674	—	181,154	17,124	93,749	83,336
—	(4,801)	—	(73,269)	(11,451)	(18,769)	(2,086)
—	—	—	(16,992)	5,521	(7,869)	—
(301)	(12,527)	—	(28,294)	(13,117)	(39,570)	(26,839)
(8,478)	10,780	—	222,869	46,257	(877,812)	(740,596)
—	(53)	—	57	95	377	28

(8,779)	26,073	—	285,525	44,429	(849,894)	(686,157)

(7,988)	190,416	—	752,592	109,420	(567,350)	(502,658)
14,970	437,306	—	1,224,926	147,440	1,242,710	1,032,854

$6,982	$627,722	$—	$1,977,518	$256,860	$675,360	$530,196

B-35

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	Alliance Bernstein VPS Global Thematic Growth	Alliance Bernstein VPS International Value Class B

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$677
Net realized gain/(loss) from sale of investments	(28,937)	(556)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	38,961	3,205

Net increase/(decrease) resulting from operations	10,024	3,326

2012 Policy Transactions
Net policy purchase payments	104,238	36,009
Transfers on account of death, surrenders and withdrawals	(27,262)	(320)
Transfers of policy loans	(919)	—
Transfers of cost of insurance and policy fees	(12,843)	(2,346)
Transfers between investment divisions, net	(96,203)	11,360
Transfers–other	2	—

Net increase/(decrease) from policy transactions	(32,987)	44,703

Total Increase/(Decrease) in Net Assets	(22,963)	48,029
Net Assets at December 31, 2011	252,930	2,639

Net Assets at December 31, 2012	$229,967	$50,668

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$39	$1,772
Net realized gain/(loss) from sale of investments	14,379	7,341
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	24,392	(2,099)

Net increase/(decrease) resulting from operations	38,810	7,014

2013 Policy Transactions
Net policy purchase payments	26,333	23,839
Transfers on account of death, surrenders and withdrawals	(10,499)	(73,181)
Transfers of policy loans	(5,082)	—
Transfers of cost of insurance and policy fees	(8,914)	(1,451)
Transfers between investment divisions, net	(86,338)	(1,385)
Transfers–other	301	(7)

Net increase/(decrease) from policy transactions	(84,199)	(52,185)

Total Increase/(Decrease) in Net Assets	(45,389)	(45,171)
Net Assets at December 31, 2012	229,967	50,668

Net Assets at December 31, 2013	$184,578	$5,497

See notes to financial statements.

B-36

Investment Divisions
Alliance Bernstein VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I	American Century VP Mid Cap Value Class I	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III	Davis Financial	Davis Real Estate

$10,125	$—	$4,987	$—	$14,459	$9,703	$14,660
109,404	(1,779)	(17,375)	—	(7,261)	(11,748)	355,439
139,356	18,844	25,685	—	3,256	3,083	—
(52,077)	23,537	10,413	—	60,982	81,355	(173,208)

206,808	40,602	23,710	—	71,436	82,393	196,891

126,135	62,262	102,881	—	385,983	58,068	219,094
(730,467)	(29,279)	—	—	(96,249)	(25,135)	(354,875)
—	—	—	—	(24)	325	(6,592)
(37,828)	(15,267)	(9,228)	—	(26,341)	(46,665)	(127,569)
(399,494)	122,533	(19,869)	—	86,892	(13,309)	441,253
1	—	77	—	25	301	195

(1,041,653)	140,249	73,861	—	350,286	(26,415)	171,506

(834,845)	180,851	97,571	—	421,722	55,978	368,397
1,264,649	241,547	90,034	—	574,171	439,456	1,076,327

$429,804	$422,398	$187,605	$—	$995,893	$495,434	$1,444,724

$6,696	$—	$3,952	$—	$13,783	$2,953	$18,562
(16,435)	37,713	21,872	—	12,714	72,021	55,871
56,228	18,130	3,843	—	53,989	—	—
(37,073)	88,671	49,106	—	75,239	72,264	(102,794)

9,416	144,514	78,773	—	155,725	147,238	(28,361)

86,123	108,952	101,712	—	267,923	40,702	214,443
—	(36,076)	—	—	(48,703)	(40,771)	(94,268)
(7,698)	—	(12,415)	—	(6)	(10,002)	3,590
(15,028)	(18,208)	(9,145)	—	(24,968)	(43,493)	(128,105)
42,013	(36,797)	39,152	—	21,225	(29,882)	(102,973)
278	218	101	—	18	17	1,349

105,688	18,089	119,405	—	215,489	(83,429)	(105,964)

115,104	162,603	198,178	—	371,214	63,809	(134,325)
429,804	422,398	187,605	—	995,893	495,434	1,444,724

$544,908	$585,001	$385,783	$—	$1,367,107	$559,243	$1,310,399

B-37

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	Davis Value	Delaware VIP Limited-Term Diversified Income Service Class

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$36,421	$17,339
Net realized gain/(loss) from sale of investments	(122,098)	480
Reinvested realized gain distributions	133,539	8,320
Net change in unrealized appreciation/(depreciation) of investments	210,176	4,020

Net increase/(decrease) resulting from operations	258,038	30,159

2012 Policy Transactions
Net policy purchase payments	276,085	86,863
Transfers on account of death, surrenders and withdrawals	(160,110)	(45,060)
Transfers of policy loans	(4,341)	—
Transfers of cost of insurance and policy fees	(137,073)	(40,101)
Transfers between investment divisions, net	(1,587)	141,967
Transfers–other	3,367	237

Net increase/(decrease) from policy transactions	(23,659)	143,906

Total Increase/(Decrease) in Net Assets	234,379	174,065
Net Assets at December 31, 2011	1,987,171	1,015,867

Net Assets at December 31, 2012	$2,221,550	$1,189,932

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$22,481	$14,551
Net realized gain/(loss) from sale of investments	(5,476)	(1,792)
Reinvested realized gain distributions	190,117	963
Net change in unrealized appreciation/(depreciation) of investments	523,135	(29,736)

Net increase/(decrease) resulting from operations	730,257	(16,014)

2013 Policy Transactions
Net policy purchase payments	244,171	41,082
Transfers on account of death, surrenders and withdrawals	(229,880)	(594)
Transfers of policy loans	(9,545)	—
Transfers of cost of insurance and policy fees	(125,541)	(39,516)
Transfers between investment divisions, net	(12,401)	19,404
Transfers–other	972.76	100

Net increase/(decrease) from policy transactions	(132,223)	20,476

Total Increase/(Decrease) in Net Assets	598,034	4,462
Net Assets at December 31, 2012	2,221,550	1,189,932

Net Assets at December 31, 2013	$2,819,584	$1,194,394

See notes to financial statements.

B-38

Investment Divisions
Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo Advantage VT International Equity Class II	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity- Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Fidelity VIP High Income Service Class 2

$33,726	$893	$5,125	$57,360	$48,644	$807	$23,654
(2,608)	(757)	(8,979)	607,654	148,912	3,069	16,125
35,656	—	25,559	—	108,765	—	—
55	24,134	25,424	152,947	(46,691)	84,716	980

66,829	24,270	47,129	817,961	259,630	88,592	40,759

109,002	61,604	29,303	676,165	267,840	62,989	82,187
(813,839)	(94,396)	(6,079)	(1,142,563)	(118,759)	(33,408)	—
(22)	3,898	—	(65,277)	4,312	(1,929)	—
(40,949)	(4,904)	(5,264)	(390,424)	(150,550)	(49,093)	(11,436)
49,518	(4,964)	337,200	8,755	(98,846)	1,867	212,339
—	137	3	550	(339)	91	(1)

(696,290)	(38,625)	355,163	(912,794)	(96,342)	(19,483)	283,089

(629,461)	(14,355)	402,292	(94,833)	163,288	69,109	323,848
1,120,434	157,818	30,609	5,301,655	1,562,893	460,088	99,924

$490,973	$143,463	$432,901	$5,206,822	$1,726,181	$529,197	$423,772

$12,724	$3,370	$8,426	$52,864	$43,777	$276	$12,827
(6,768)	8,646	4,475	384,328	151,247	28,365	(85)
8,246	—	19,594	1,851	128,972	311	—
(24,593)	4,911	42,715	1,203,955	144,784	162,245	283

(10,391)	16,927	75,210	1,642,998	468,780	191,197	13,025

142,146	39,076	16,105	693,192	203,850	61,288	97,487
(5,486)	(114)	—	(326,552)	(84,883)	(54,071)	(784)
(5)	(10,006)	—	(89,732)	(64,995)	(15,178)	—
(23,573)	(4,885)	(5,087)	(381,866)	(144,986)	(44,780)	(6,576)
(112,575)	38,288	(39,413)	85,504	(43,249)	(4,901)	(312,053)
70	(5)	86	1,639	7	68	(5)

577	62,354	(28,309)	(17,815)	(134,256)	(57,574)	(221,931)

(9,814)	79,281	46,901	1,625,183	334,524	133,623	(208,906)
490,973	143,463	432,901	5,206,822	1,726,181	529,197	423,772

$481,159	$222,744	$479,802	$6,832,005	$2,060,705	$662,820	$214,866

B-39

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$18,564	$1,906
Net realized gain/(loss) from sale of investments	562,556	6,800
Reinvested realized gain distributions	384,574	1,121
Net change in unrealized appreciation/(depreciation) of investments	(233,818)	495

Net increase/(decrease) resulting from operations	731,876	10,322

2012 Policy Transactions
Net policy purchase payments	721,473	31,729
Transfers on account of death, surrenders and withdrawals	(1,096,165)	(94,815)
Transfers of policy loans	(52,188)	—
Transfers of cost of insurance and policy fees	(402,536)	(4,173)
Transfers between investment divisions, net	(519,195)	99,684
Transfers–other	320	79

Net increase/(decrease) from policy transactions	(1,348,291)	32,504

Total Increase/(Decrease) in Net Assets	(616,415)	42,826
Net Assets at December 31, 2011	5,430,598	65,259

Net Assets at December 31, 2012	$4,814,183	$108,085

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$16,316	$2,164
Net realized gain/(loss) from sale of investments	385,154	969
Reinvested realized gain distributions	775,645	1,681
Net change in unrealized appreciation/(depreciation) of investments	529,422	11,517

Net increase/(decrease) resulting from operations	1,706,537	16,331

2013 Policy Transactions
Net policy purchase payments	695,225	31,729
Transfers on account of death, surrenders and withdrawals	(896,827)	—
Transfers of policy loans	22,206	—
Transfers of cost of insurance and policy fees	(377,188)	(2,922)
Transfers between investment divisions, net	16,522	(7,311)
Transfers–other	(245)	75

Net increase/(decrease) from policy transactions	(540,307)	21,571

Total Increase/(Decrease) in Net Assets	1,166,230	37,902
Net Assets at December 31, 2012	4,814,183	108,085

Net Assets at December 31, 2013	$5,980,413	$145,987

See notes to financial statements.

B-40

Investment Divisions
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Index 500 Initial Class	Templeton Growth Securities Class 2	Templeton Global Bond Securities Class 2	Templeton Foreign Securities Class 2	Mutual Shares Securities Class 2	Franklin Small Cap Value Securities Class 2

$4,612	$—	$8,173	$30,523	$—	$6,880	$4,628
11,494	—	(723)	(12,188)	—	9,888	14,006
1,661	—	—	766	—	—	—
7,904	—	23,166	43,713	—	12,527	77,418

25,671	—	30,616	62,814	—	29,295	96,052

23,268	—	8,990	76,958	—	68,419	101,781
(94,040)	—	(548,166)	(97,830)	—	—	(9,071)
—	—	—	(69)	—	—	(130)
(7,406)	—	(10,314)	(15,057)	—	(9,611)	(17,819)
249,391	—	185,526	58,942	—	122,644	249,214
77	—	—	(1)	—	129	(6)

171,290	—	(363,964)	22,943	—	181,581	323,969

196,961	—	(333,348)	85,757	—	210,876	420,021
50,523	—	354,046	361,961	—	77,726	252,560

$247,484	$—	$20,698	$447,718	$—	$288,602	$672,581

$1,678	$1	$3,217	$26,243	$—	$4,605	$11,461
14,180	(1)	2,083	10,011	(1)	57,099	36,971
1,459	—	—	6,776	—	—	14,791
5,867	10	2,659	(35,166)	2	(5,281)	202,948

23,184	10	7,959	7,864	1	56,423	266,171

23,268	2,132	3,773	57,835	69	119,138	99,699
—	—	—	(34,566)	—	—	(9,073)
—	—	—	(17)	—	—	(24)
(2,917)	(251)	(562)	(16,623)	(18)	(5,759)	(23,460)
(170,565)	—	15,227	291,702	—	(296,662)	65,780
90	1	—	27	—	79	(90)

(150,124)	1,882	18,438	298,358	51	(183,204)	132,832

(126,940)	1,892	26,397	306,222	52	(126,781)	399,003
247,484	—	20,698	447,718	—	288,602	672,581

$120,544	$1,892	$47,095	$753,940	$52	$161,821	$1,071,584

B-41

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	Ibbotson Balanced ETF Asset Allocation Class II	Ibbotson Growth ETF Asset Allocation Class II

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$20,463	$5,111
Net realized gain/(loss) from sale of investments	41,493	(446)
Reinvested realized gain distributions	58,864	30,287
Net change in unrealized appreciation/(depreciation) of investments	27,433	1,404

Net increase/(decrease) resulting from operations	148,253	36,356

2012 Policy Transactions
Net policy purchase payments	105,709	36,569
Transfers on account of death, surrenders and withdrawals	(30,085)	—
Transfers of policy loans	1,880	(364)
Transfers of cost of insurance and policy fees	(72,400)	(12,150)
Transfers between investment divisions, net	(175,798)	106,561
Transfers–other	6	155

Net increase/(decrease) from policy transactions	(170,688)	130,771

Total Increase/(Decrease) in Net Assets	(22,435)	167,127
Net Assets at December 31, 2011	1,453,164	247,745

Net Assets at December 31, 2012	$1,430,729	$414,872

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$21,806	$5,123
Net realized gain/(loss) from sale of investments	27,858	3,113
Reinvested realized gain distributions	8,448	558
Net change in unrealized appreciation/(depreciation) of investments	114,143	59,548

Net increase/(decrease) resulting from operations	172,255	68,342

2013 Policy Transactions
Net policy purchase payments	29,221	44,538
Transfers on account of death, surrenders and withdrawals	—	(5,045)
Transfers of policy loans	809	(109)
Transfers of cost of insurance and policy fees	(75,229)	(14,179)
Transfers between investment divisions, net	72,696	(45,883)
Transfers–other	(2)	(110)

Net increase/(decrease) from policy transactions	27,495	(20,788)

Total Increase/(Decrease) in Net Assets	199,750	47,554
Net Assets at December 31, 2012	1,430,729	414,872

Net Assets at December 31, 2013	$1,630,479	$462,426

See notes to financial statements.

B-42

Investment Divisions
Ibbotson Income & Growth ETF Asset Allocation Class II	IVY Funds VIP Small Cap Growth	IVY Funds VIP Mid Cap Growth	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Global Research Institutional Shares

$3,263	$—	$—	$—	$10,278	$3,423	$9,985
22	(555)	—	140,341	61,575	9,246	(53,459)
6,113	2,241	—	—	—	10,459	—
4,030	1,550	—	149,951	276,794	97,569	263,114

13,428	3,236	—	290,292	348,647	120,697	219,640

41,813	35,370	—	152,186	184,807	73,869	168,291
(42,104)	—	—	(205,750)	(109,673)	(110,161)	(190,335)
7,829	—	—	(8,222)	(31,735)	(1,610)	(30,965)
(10,466)	(3,900)	—	(106,045)	(138,641)	(55,857)	(103,366)
10,274	23,802	—	(154,588)	(314,509)	(105,811)	103,441
(2)	79	—	2,216	(96)	(63)	1,298

7,344	55,351	—	(320,203)	(409,847)	(199,633)	(51,636)

20,772	58,587	—	(29,911)	(61,200)	(78,936)	168,004
162,294	74,785	—	1,814,401	1,531,310	694,549	1,105,912

$183,066	$133,372	$—	$1,784,490	$1,470,110	$615,613	$1,273,916

$1,519	$—	$—	$10,114	$11,810	$5,538	$18,476
4,877	13,208	—	137,111	45,631	29,431	117,555
963	—	—	—	—	—	—
3,432	33,616	—	415,254	394,264	151,381	235,113

10,791	46,824	—	562,479	451,705	186,350	371,144

34,014	24,466	—	130,511	163,772	67,740	171,430
(336)	(17,386)	—	(130,130)	(147,265)	(16,973)	(208,923)
3,309	—	—	(29,970)	2,459	(8,531)	23,930
(5,616)	(3,626)	—	(85,229)	(123,394)	(46,873)	(99,066)
(119,203)	(68,633)	—	(109,655)	34,280	—	97,956
200	50	—	(441)	21	(58)	168

(87,632)	(65,129)	—	(224,914)	(70,127)	(4,695)	(14,505)

(76,841)	(18,305)	—	337,565	381,578	181,655	356,639
183,066	133,372	—	1,784,490	1,470,110	615,613	1,273,916

$106,225	$115,067	$—	$2,122,055	$1,851,688	$797,268	$1,630,555

B-43

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	Janus Aspen Forty Service Shares	Janus Aspen Janus Service Shares

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$384	$107
Net realized gain/(loss) from sale of investments	(5,943)	(2,276)
Reinvested realized gain distributions	—	412
Net change in unrealized appreciation/(depreciation) of investments	1,819	10,224

Net increase/(decrease) resulting from operations	(3,740)	8,467

2012 Policy Transactions
Net policy purchase payments	13,283	—
Transfers on account of death, surrenders and withdrawals	(373,068)	(91,910)
Transfers of policy loans	—	—
Transfers of cost of insurance and policy fees	(3,963)	(1,891)
Transfers between investment divisions, net	368,736	11,250
Transfers–other	106	—

Net increase/(decrease) from policy transactions	5,094	(82,551)

Total Increase/(Decrease) in Net Assets	1,354	(74,084)
Net Assets at December 31, 2011	29,403	98,775

Net Assets at December 31, 2012	$30,757	$24,691

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$199	$380
Net realized gain/(loss) from sale of investments	5,802	4,668
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	662	13,582

Net increase/(decrease) resulting from operations	6,663	18,630

2013 Policy Transactions
Net policy purchase payments	12,385	75,161
Transfers on account of death, surrenders and withdrawals	(73)	—
Transfers of policy loans	—	—
Transfers of cost of insurance and policy fees	(660)	(1,931)
Transfers between investment divisions, net	(34,288)	58,768
Transfers–other	(24)	16

Net increase/(decrease) from policy transactions	(22,660)	132,014

Total Increase/(Decrease) in Net Assets	(15,997)	150,644
Net Assets at December 31, 2012	30,757	24,691

Net Assets at December 31, 2013	$14,760	$175,335

See notes to financial statements.

B-44

Investment Divisions
Janus Aspen Enterprise Service Shares	Janus Aspen Perkins Mid Cap Value Service Shares	Janus Aspen Balanced Service Shares	Janus Aspen Global Research Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class

$—	$3,239	$9,444	$872	$—	$2,233	$—
—	(14,125)	(1,264)	(10,124)	59,491	12,429	40,460
—	28,290	25,455	—	—	—	112,939
—	20,201	4,698	26,235	92,609	30,370	65,574

—	37,605	38,333	16,983	152,100	45,032	218,973

—	149,938	—	36,616	76,011	35,741	178,911
—	(199,873)	—	(94,033)	(186,833)	(39,385)	(60,691)
—	—	—	(52)	(10,249)	(4,406)	(24,881)
—	(15,886)	(3,297)	(5,141)	(53,920)	(31,428)	(90,819)
—	(10,240)	346,869	56,619	(5,113)	14,515	55,440
—	(10)	—	22	3,392	(38)	(52)

—	(76,071)	343,572	(5,969)	(176,712)	(25,001)	57,908

—	(38,466)	381,905	11,014	(24,612)	20,031	276,881
—	401,907	—	126,512	929,439	241,332	1,004,085

$—	$363,441	$381,905	$137,526	$904,827	$261,363	$1,280,966

$—	$6,085	$8,104	$1,991	$2,228	$3,624	$—
—	24,342	3,713	13,980	200,186	20,374	208,745
—	10,469	18,752	—	7,056	—	12,359
—	73,674	41,817	28,228	86,136	63,230	296,135

—	114,570	72,386	44,199	295,606	87,228	517,239

—	76,777	6,047	58,132	63,576	37,747	206,332
—	(8,090)	—	(4,471)	(329,580)	(433)	(400,360)
—	—	—	(12)	(24,234)	499	(91,422)
—	(14,614)	(3,691)	(5,350)	(43,640)	(29,083)	(103,275)
—	69,628	(47,262)	(30,384)	(41,728)	(966)	186,739
—	(23)	—	(6)	137	5	696

—	123,678	(44,906)	17,909	(375,469)	7,769	(201,290)

—	238,248	27,480	62,108	(79,863)	94,997	315,949
—	363,441	381,905	137,526	904,827	261,363	1,280,966

$—	$601,689	$409,385	$199,634	$824,964	$356,360	$1,596,915

B-45

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	MFS Research Initial Class	MFS Total Return Initial Class

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$908	$84,242
Net realized gain/(loss) from sale of investments	5,643	(41,067)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	15,242	278,198

Net increase/(decrease) resulting from operations	21,793	321,373

2012 Policy Transactions
Net policy purchase payments	16,149	361,803
Transfers on account of death, surrenders and withdrawals	(31,412)	(252,495)
Transfers of policy loans	(2,370)	(60,909)
Transfers of cost of insurance and policy fees	(10,733)	(278,980)
Transfers between investment divisions, net	(9,685)	53,412
Transfers–other	—	100

Net increase/(decrease) from policy transactions	(38,051)	(177,069)

Total Increase/(Decrease) in Net Assets	(16,258)	144,304
Net Assets at December 31, 2011	140,615	2,872,225

Net Assets at December 31, 2012	$124,357	$3,016,529

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$433	$57,506
Net realized gain/(loss) from sale of investments	12,068	140,381
Reinvested realized gain distributions	323	—
Net change in unrealized appreciation/(depreciation) of investments	26,083	360,979

Net increase/(decrease) resulting from operations	38,907	558,866

2013 Policy Transactions
Net policy purchase payments	15,705	333,864
Transfers on account of death, surrenders and withdrawals	(11,219)	(515,882)
Transfers of policy loans	(928)	(38,596)
Transfers of cost of insurance and policy fees	(9,038)	(258,212)
Transfers between investment divisions, net	16,948	91,074
Transfers–other	(27)	220

Net increase/(decrease) from policy transactions	11,441	(387,532)

Total Increase/(Decrease) in Net Assets	50,348	171,334
Net Assets at December 31, 2012	124,357	3,016,529

Net Assets at December 31, 2013	$174,705	$3,187,863

See notes to financial statements.

B-46

Investment Divisions
MFS Growth Service Class	MFS Strategic Income Portfolio Service Class	MFS Research Service Class	MFS Total Return Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	Oppenheimer Global/VA Service Class

$—	$490	$4,218	$17,189	$—	$—	$1,707
9,268	16,937	41,122	107,599	—	—	60
—	—	—	—	—	—	—
3,913	(761)	91,885	(33,319)	—	—	12,056

13,181	16,666	137,225	91,469	—	—	13,823

35,534	—	7,714	971	—	—	7,551
(479,634)	(444,155)	(238,830)	(778,292)	—	—	—
—	—	—	(70)	—	—	—
(8,369)	(9,315)	(28,064)	(29,249)	—	—	(3,116)
293,332	85,898	(82,774)	(628,211)	—	—	46,677
(9)	2	—	—	—	—	12

(159,146)	(367,570)	(341,954)	(1,434,851)	—	—	51,124

(145,965)	(350,904)	(204,729)	(1,343,382)	—	—	64,947
239,301	359,517	971,844	1,374,342	—	—	29,915

$93,336	$8,613	$767,115	$30,960	$—	$—	$94,862

$327	$28,453	$3,120	$472	$—	$—	$1,626
7,246	(159)	13,433	1,750	—	1	26,651
1,994	—	2,607	—	—	—	—
59,006	(24,804)	267,436	3,711	—	22	14,515

68,573	3,490	286,596	5,933	—	23	42,792

27,900	12,737	23,606	1,856	—	2,091	54,136
(5,359)	—	(8,819)	—	—	—	—
(19,555)	—	—	(17)	—	—	(12,177)
(6,178)	(9,391)	(29,831)	(1,260)	—	(239)	(3,673)
212,598	301,747	198,365	10,005	—	—	217,241
(17)	—	(3)	—	—	—	148

209,389	305,093	183,318	10,584	—	1,852	255,675

277,962	308,583	469,914	16,517	—	1,875	298,467
93,336	8,613	767,115	30,960	—	—	94,862

$371,298	$317,196	$1,237,029	$47,477	$—	$1,875	$393,329

B-47

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2012 and 2013 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$12,037	$82,843
Net realized gain/(loss) from sale of investments	38,094	39,154
Reinvested realized gain distributions	65,692	77,526
Net change in unrealized appreciation/(depreciation) of investments	(8,810)	95,586

Net increase/(decrease) resulting from operations	107,013	295,109

2012 Policy Transactions
Net policy purchase payments	178,940	862,583
Transfers on account of death, surrenders and withdrawals	(93,098)	(282,606)
Transfers of policy loans	—	113,836
Transfers of cost of insurance and policy fees	(48,954)	(91,344)
Transfers between investment divisions, net	126,860	1,054,785
Transfers–other	125	174

Net increase/(decrease) from policy transactions	163,873	1,657,428

Total Increase/(Decrease) in Net Assets	270,886	1,952,537
Net Assets at December 31, 2011	1,000,680	2,249,681

Net Assets at December 31, 2012	$1,271,566	$4,202,218

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$18,971	$88,353
Net realized gain/(loss) from sale of investments	(17,339)	15,917
Reinvested realized gain distributions	8,905	34,424
Net change in unrealized appreciation/(depreciation) of investments	(133,449)	(221,292)

Net increase/(decrease) resulting from operations	(122,912)	(82,598)

2013 Policy Transactions
Net policy purchase payments	186,572	399,757
Transfers on account of death, surrenders and withdrawals	(8,963)	(10,574)
Transfers of policy loans	(911)	47,158
Transfers of cost of insurance and policy fees	(40,294)	(102,133)
Transfers between investment divisions, net	(186,574)	(699,642)
Transfers–other	(7)	(814)

Net increase/(decrease) from policy transactions	(50,177)	(366,248)

Total Increase/(Decrease) in Net Assets	(173,089)	(448,846)
Net Assets at December 31, 2012	1,271,566	4,202,218

Net Assets at December 31, 2013	$1,098,477	$3,753,372

See notes to financial statements.

B-48

Investment Divisions
ClearBridge Variable Appreciation Class II	ClearBridge Variable Mid Cap Core Class II	ClearBridge Variable Small Cap Growth Class II	Columbia VIT Portfolio- Small Cap Value Class 2	Dreyfus VIF Appreciation Service Class	Pioneer Equity Income VCT Class II

$—	$—	$690	$—	$—	$—
—	—	562	—	—	—
—	—	20,182	—	—	—
—	—	(23,968)	—	—	—

—	—	(2,534)	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	(7,540)	—	—	—
—	—	706,674	—	—	—
—	—	—	—	—	—

—	—	699,134	—	—	—

—	—	696,600	—	—	—
—	—	—	—	—	—

$—	$—	$696,600	$—	$—	$—

$—	$—	$409	$—	$—	$—
99	—	10,601	—	—	—
—	—	74,304	—	—	—
—	—	253,670	—	—	—

99	—	338,984	—	—	—

—	—	10,779	—	—	—
—	—	—	—	—	—
—	—	(11,359)	—	—	—
—	—	(26,428)	—	—	—
(99)	—	113,531	—	—	—
—	—	(11)	—	—	—

(99)	—	86,512	—	—	—

—	—	425,496	—	—	—
—	—	696,600	—	—	—

$—	$—	$1,122,096	$—	$—	$—

B-49

THE GUARDIAN SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS (December 31, 2013)

NOTE 1 — ORGANIZATION

The Guardian Separate Account N (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 23, 1999, and commenced operations on July 20, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the survivorship variable universal life, individual variable universal life and flexible premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner may transfer his or her policy value among the various investment options based on the selected policy within the Account, or the FRO. However, a policyowner may only invest in up to twenty investment options, including the FRO, at any time. Policyowners may also choose to invest all or a portion of their net premiums or policy account value in the indexed option for the Flexible Solutions VUL III contract only, which is maintained by GIAC in its general account.

The eighty-seven investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

RS Large Cap Alpha VIP Series Class I

RS S&P 500 Index VIP Series Class I

RS High Yield VIP Series Class I

RS Low Duration Bond VIP Series Class I

RS Investment Quality Bond VIP Series Class I

RS Money Market VIP Series Class I

Gabelli Capital Asset Fund

RS International VIP Series Class I (formerly RS International Growth VIP Series Class I)

RS Emerging Markets VIP Series Class I

RS Small Cap Growth Equity VIP Series Class I

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)

Invesco V.I. Utilities Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Utilities Fund Series II

Invesco V.I. Growth and Income Fund Series II (formerly Invesco Van Kampen V.I. Growth and Income Fund Series II)

Invesco V.I. American Franchise Fund Series II

Alger Capital Appreciation Portfolio Class S

AllianceBernstein VPS Value Portfolio Class B

AllianceBernstein VPS Growth & Income Portfolio Class B

AllianceBernstein VPS Large Cap Growth Portfolio Class B

AllianceBernstein VPS Global Thematic Growth Portfolio Class B

AllianceBernstein VPS International Value Portfolio Class B

AllianceBernstein VPS Real Estate Investment Portfolio Class B

American Century VP Capital Appreciation Fund Class I

American Century VP Mid Cap Value Fund Class I

American Century VP Mid Cap Value Fund Class II

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Delaware VIP Limited-Term Diversified Income Series Service Class

Delaware VIP Diversified Income Series Service Class

Delaware VIP Emerging Markets Series Service Class

Wells Fargo Advantage VT International Equity Fund Class II

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Fidelity VIP High Income Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Freedom 2020 Portfolio Service Class 2

Fidelity VIP Freedom 2030 Portfolio Service Class 2

Fidelity VIP Index 500 Portfolio Initial Class

Templeton Growth Securities Fund Class 2

Templeton Global Bond Securities Fund Class 2

Templeton Foreign Securities Fund Class 2

Mutual Shares Securities Fund Class 2

Franklin Small Cap Value Securities Fund Class 2

Ibbotson Balanced ETF Asset Allocation Portfolio Class II

Ibbotson Growth ETF Asset Allocation Portfolio Class II

Ibbotson Income & Growth ETF Asset Allocation Portfolio Class II

IVY Funds VIP Small Cap Growth

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December 31, 2013 (continued)

IVY Funds VIP Mid Cap Growth

Janus Aspen Enterprise Portfolio Institutional Shares

Janus Aspen Forty Portfolio Institutional Shares

Janus Aspen Janus Portfolio Institutional Shares

Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)

Janus Aspen Forty Portfolio Service Shares

Janus Aspen Janus Portfolio Service Shares

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Perkins Mid Cap Value Portfolio Service Shares

Janus Aspen Balanced Portfolio Service Shares

Janus Aspen Global Research Portfolio Service Shares (formerly Janus Aspen Worldwide Portfolio Service Shares)

MFS Growth Series Initial Class

MFS Investors Trust Series Initial Class

MFS New Discovery Series Initial Class

MFS Research Series Initial Class

MFS Total Return Series Initial Class

MFS Growth Series Service Class

MFS Strategic Income Portfolio Service Class (formerly MFS Strategic Income Series Service Class)

MFS Research Series Service Class

MFS Total Return Series Service Class

MFS Investors Trust Series Service Class

MFS New Discovery Series Service Class

Oppenheimer Global Fund/VA Service Class (formerly

Oppenheimer Global Securities Fund/VA Service Class)

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

ClearBridge Variable Appreciation Portfolio Class II (formerly Legg Mason ClearBridge Variable Appreciation Portfolio Class II)

ClearBridge Variable Mid Cap Core Portfolio Class II (formerly Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II)

ClearBridge Variable Small Cap Growth Portfolio Class II (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II)

Columbia Variable Portfolio — Small Cap Value Fund Class 2

Dreyfus VIF Appreciation Portfolio Service Class

Pioneer Equity Income VCT Portfolio Class II

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

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December 31, 2013 (continued)

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2013, there were no transfers in and out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2013, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by RS Investment Management Co., an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in each mutual fund in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2013, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $102,929,075.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2013, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2013, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 14, 2014, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2013.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Life Insurance policies is based on the 1980 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 4.0%.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year December 31, 2013, were as follows:

	Purchases	Sales
RS Large Cap Alpha VIP Series Class I	$1,206,521	$922,423
RS S&P 500 Index VIP Series Class I	1,697,602	1,850,739
RS High Yield VIP Series Class I	208,673	279,371
RS Low Duration Bond VIP Series Class I	359,256	327,255
RS Investment Quality Bond VIP Series Class I	1,343,212	1,734,675
RS Money Market VIP Series Class I	6,355,973	5,048,067
Gabelli Capital Asset Fund	793,968	677,878
RS International VIP Series Class I (formerly RS International Growth VIP Series Class I)	950,625	573,435
RS Emerging Markets VIP Series Class I	1,086,392	553,172
RS Small Cap Growth Equity VIP Series Class I	1,844,168	1,225,465
Value Line Centurion Fund	26,146	35,855
Value Line Strategic Asset Management Trust	381,841	628,162
Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)	61,400	79,896
Invesco V.I. Utilities Fund Series I	122,127	162,139
Invesco V.I. Core Equity Fund Series I	69,952	559,425
Invesco V.I. Core Equity Fund Series II	176,944	153,736
Invesco V.I. Government Securities Fund Series II	299,816	340,614
Invesco V.I. Mid Cap Core Equity Fund Series II	143,328	53,749
Invesco V.I. Utilities Fund Series II	1,384	9,859
Invesco V.I. Growth and Income Fund Series II (formerly Invesco Van Kampen V.I. Growth and Income Fund Series II)	212,387	172,605
Invesco V.I. American Franchise Fund Series II	—	—
Alger Capital Appreciation Portfolio Class S	889,009	402,745
AllianceBernstein VPS Value Portfolio Class B	72,899	23,990
AllianceBernstein VPS Growth & Income Portfolio Class B	1,195,927	2,039,432
AllianceBernstein VPS Large Cap Growth Portfolio Class B	220,063	906,220
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	35,535	119,696
AllianceBernstein VPS International Value Portfolio Class B	27,189	77,602
AllianceBernstein VPS Real Estate Investment Portfolio Class B	508,359	339,748
American Century VP Capital Appreciation Fund Class I	211,784	175,565
American Century VP Mid Cap Value Fund Class I	241,725	114,525
American Century VP Mid Cap Value Fund Class II	—	—
BlackRock Global Allocation V.I. Fund Class III	595,329	312,067
Davis Financial Portfolio	71,473	151,949
Davis Real Estate Portfolio	435,137	522,540
Davis Value Portfolio	452,772	372,397
Delaware VIP Limited-Term Diversified Income Series Service Class	154,111	118,027
Delaware VIP Diversified Income Series Service Class	318,393	296,846
Delaware VIP Emerging Markets Series Service Class	187,394	121,671
Wells Fargo Advantage VT International Equity Fund Class II	89,554	89,843
Fidelity VIP Contrafund Portfolio Service Class 2	1,122,142	1,085,241
Fidelity VIP Equity-Income Portfolio Service Class 2	375,791	337,297
Fidelity VIP Growth Opportunities Portfolio Service Class 2	56,914	113,900
Fidelity VIP High Income Portfolio Service Class 2	120,086	329,190
Fidelity VIP Mid Cap Portfolio Service Class 2	1,737,229	1,485,576
Fidelity VIP Freedom 2020 Portfolio Service Class 2	35,649	10,233
Fidelity VIP Freedom 2030 Portfolio Service Class 2	26,496	173,482
Fidelity VIP Index 500 Portfolio Initial Class	1,975	92
Templeton Growth Securities Fund Class 2	116,759	95,103
Templeton Global Bond Securities Fund Class 2	806,153	474,776
Templeton Foreign Securities Fund Class 2	96	46
Mutual Shares Securities Fund Class 2	255,381	433,978

B-54

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NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Purchases	Sales
Franklin Small Cap Value Securities Fund Class 2	$319,192	$160,108
Ibbotson Balanced ETF Asset Allocation Portfolio Class II	226,445	168,696
Ibbotson Growth ETF Asset Allocation Portfolio Class II	121,771	136,878
Ibbotson Income & Growth ETF Asset Allocation Portfolio Class II	112,971	198,121
IVY Funds VIP Small Cap Growth	38,564	103,693
IVY Funds VIP Mid Cap Growth	—	—
Janus Aspen Enterprise Portfolio Institutional Shares	230,341	445,140
Janus Aspen Forty Portfolio Institutional Shares	198,438	256,756
Janus Aspen Janus Portfolio Institutional Shares	65,577	64,734
Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)	329,534	325,563
Janus Aspen Forty Portfolio Service Shares	17,672	40,132
Janus Aspen Janus Portfolio Service Shares	194,058	61,665
Janus Aspen Enterprise Portfolio Service Shares	—	—
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	328,381	188,149
Janus Aspen Balanced Portfolio Service Shares	34,478	52,529
Janus Aspen Global Research Portfolio Service Shares (formerly Janus Aspen Worldwide Portfolio Service Shares)	115,327	95,427
MFS Growth Series Initial Class	57,436	423,621
MFS Investors Trust Series Initial Class	55,222	43,830
MFS New Discovery Series Initial Class	412,136	601,067
MFS Research Series Initial Class	37,206	25,008
MFS Total Return Series Initial Class	466,846	796,872
MFS Growth Series Service Class	249,379	37,668
MFS Strategic Income Portfolio Service Class (formerly MFS Strategic Income Series Service Class)	346,102	12,556
MFS Research Series Service Class	253,428	64,383
MFS Total Return Series Service Class	24,562	13,505
MFS Investors Trust Series Service Class	—	—
MFS New Discovery Series Service Class	1,916	65
Oppenheimer Global Fund/VA Service Class (formerly Oppenheimer Global Securities Fund/VA Service Class)	372,695	115,394
PIMCO Real Return Portfolio Advisor Class	330,465	352,767
PIMCO Total Return Portfolio Advisor Class	1,160,409	1,403,880
ClearBridge Variable Appreciation Portfolio Class II (formerly Legg Mason ClearBridge Variable Appreciation Portfolio Class II)	6,217	6,316
ClearBridge Variable Mid Cap Core Portfolio Class II (formerly Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II)	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II)	212,942	51,718
Columbia Variable Portfolio- Small Cap Value Fund Class 2	—	—
Dreyfus VIF Appreciation Portfolio Service Class	—	—
Pioneer Equity Income VCT Portfolio Class II	—	—

Total	$34,022,744	$32,358,535

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NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

Under the terms of the policy, GIAC deducts certain charges from the policy account value. These contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	Mortality and expense risk charges are as follows:

•

For Park Avenue Millenneium Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the twelfth policy year. Starting in the thirteenth policy year, GIAC deducts at a current annual rate of .40% up to account value breakpoint and .20% on the amount of net assets in excess of the breakpoint.

•

For Flexible Solutions Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .20% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•

For Flexible Solution — Gold Series, GIAC deducts at a current annual rate of .50% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .10% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•

For Executive Benefits, GIAC deducts at a current annual rate of .00% of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

•

For Flexible Solutions VUL III, GIAC deducts at a current annual rate of .00% of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

The breakpoint is defined as $100,000 less any policy account value allocated to the fixed rate option, but not less than zero.

b)	Policy and administrative fees, which vary with the basic sum, face amount, age, sex and rating class.

c)	A monthly charge for the cost of life insurance, based on age, sex, duration and rating class, is deducted as compensation for the anticipated cost of paying death benefits.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2012 and 2013, contractual charges amounted to $6,178,586 and $5,495,303, respectively, and represent the aggregate fair value of the units at the redemption date.

For Flexible Solutions VUL III, GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of .70% of the indexed account value.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, has a majority interest in RS Investment Management Co. LLC (RS Investments), a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

RS Investments serves as investment adviser and administrator to each of the Variable Products Funds Series (RS Funds). GIS serves as sub-adviser to certain RS funds and is the principal underwriter to all RS Funds. In addition, RS Investments, GIS, Guardian Baillie Gifford Ltd. (GBG), and Baillie Gifford Overseas Ltd. (BG Overseas) also have the roles described below. GIAC and BG Overseas each have an equity ownership interest in GBG.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

RS Investments provides day-to-day investment management services to the following funds:

•RS Large Cap Alpha VIP Series Class I	•RS Emerging Markets VIP Series Class I
•RS Small Cap Growth Equity VIP Series Class I	•RS International VIP Series Class I (formerly RS International Growth VIP Series Class 1)

From January 1, 2013 through February 28, 2013 and from January 1, 2013 through June 30, 2013, BG Overseas served as sub-sub-adviser, with GBG serving as sub-adviser, and provided day-to-day investment management services to RS Emerging Markets VIP Series and RS International VIP Series, respectively, subject to RS Investments’ and GBG’s general oversight of BG Overseas’ performance. Effective March 1, 2013 and July 1, 2013, RS Investments serves as sole investment adviser and administrator to the aforementioned funds.

As of April 27, 2012, the RS Global Natural Resources VIP Series Class II and the RS Partners VIP Series Class I were liquidated and no longer available as investment options under these policies. The policy owner had the option to transfer the amounts to another investment option by the liquidation date. After the liquidation date, the remaining amounts in these investment options were transferred to the RS Money Market VIP Series.

As sub-adviser, GIS provides day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of GIS’s performance:

•RS Investment Quality Bond VIP Series Class I	•RS Low Duration Bond VIP Series Class I
•RS High Yield VIP Series Class I	•RS Money Market VIP Series Class I
•RS S&P 500 Index VIP Series Class I

Under an investment management agreement between each RS Fund and RS Investments, the RS Funds pay a monthly fee to RS Investments at the annual rates shown in the table below for investment advisory and administrative services. Under investment sub-advisory agreements between RS Investments and the respective sub-adviser for certain RS Funds specified below, RS Investments pays a monthly fee to the sub-adviser for investment advisory services at the annual rates set out in the table below, based on the respective RS Funds’ average daily net assets. The sub-advisory fee payable to GIS by RS Investments also covers the administrative and accounting services provided by GIS to the RS Funds.

RS Fund	Sub-adviser	Advisory Fee Rate	Sub-advisory Fee Rate
RS Large Cap Alpha VIP Series Class I	None	0.50%	N/A
RS S&P 500 Index VIP Series Class I	GIS	0.25%	0.070%
RS High Yield VIP Series Class I	GIS	0.60%	0.168%
RS Low Duration Bond VIP Series Class I	GIS	0.45%	0.126%
RS Investment Quality Bond VIP Series Class I	GIS	0.50%	0.140%
RS Money Market VIP Series Class I	GIS	0.45%	0.126%
RS International VIP Series Class I	None	0.80%	N/A
RS Emerging Markets VIP Series Class I	None	1.00%	N/A
RS Small Cap Growth Equity VIP Series Class I	None	0.75%	N/A

GIS has a management agreement with Gabelli Capital Asset Fund and earns fees of .25% of the average daily net assets. GIAC has administrative service fee agreements with GIS, RS Investment Management Co., LLC, Invesco Advisers, Inc., AllianceBernstein, L.P., ALPS Advisors, Inc., American Century Investment Management, Inc., BlackRock Advisors, LLC, Davis Selected Advisers, LP, Delaware Management Company, Wells Fargo Funds Management, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Fred Alger Management, Inc., Janus Capital Management, LLC, Massachusetts Financial Services Company (MFS), OppenheimerFunds, Inc., PIMCO, Templeton Global Advisors Limited, EULAV Asset Management, LLC, Legg Mason Partners Fund Advisor, LLC, Waddell & Reed Investment Management Company, Columbia Management Investment Advisers, LLC, The Dreyfus Corporation, and Pioneer Investment Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2013 and 2012, were as follows:

	2013			2012
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
RS Large Cap Alpha VIP Series Class I	107,431	110,161	(2,730)	134,973	188,165	(53,192)
RS S&P 500 Index VIP Series Class I	140,455	160,254	(19,799)	178,668	168,319	10,349
RS High Yield VIP Series Class I	8,775	13,552	(4,777)	18,428	23,991	(5,563)
RS Low Duration Bond VIP Series Class I	27,273	26,079	1,194	49,137	50,887	(1,750)
RS Partners VIP Series Class I	—	—	—	6,068	90,232	(84,164)
RS Investment Quality Bond VIP Series Class I	76,261	99,207	(22,946)	65,753	46,740	19,013
RS Global Natural Resources VIP Series Class II	—	—	—	34,263	98,057	(63,794)
RS Money Market VIP Series Class I	588,542	485,087	103,455	694,417	1,056,521	(362,104)
Gabelli Capital Asset Fund	26,584	30,456	(3,872)	40,114	53,579	(13,465)
RS International VIP Series Class I (formerly RS International Growth VIP Series Class I)	36,771	46,737	(9,966)	68,620	177,389	(108,769)
RS Emerging Markets VIP Series Class I	24,885	21,049	3,836	42,734	52,463	(9,729)
RS Small Cap Growth Equity VIP Series Class I	56,440	63,550	(7,110)	105,356	89,776	15,580
Value Line Centurion Fund	2,859	4,108	(1,249)	17,855	27,694	(9,839)
Value Line Strategic Asset Management Trust	16,604	39,205	(22,601)	25,252	46,740	(21,488)
Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)	8,096	10,781	(2,685)	9,518	8,905	613
Invesco V.I. Utilities Fund Series I	8,421	12,635	(4,214)	6,586	5,443	1,143
Invesco V.I. Core Equity Fund Series I	6,071	46,711	(40,640)	17,291	29,752	(12,461)
Invesco V.I. Core Equity Fund Series II	12,947	11,518	1,429	18,130	56,619	(38,489)
Invesco V.I. Government Securities Fund Series II	25,239	31,105	(5,866)	74,358	34,123	40,235
Invesco V.I. Mid Cap Core Equity Fund Series II	10,027	4,146	5,881	18,872	23,769	(4,897)
Invesco V.I. Utilities Fund Series II	91	863	(772)	25,441	34,473	(9,032)
Invesco V.I. Growth and Income Fund Series II (formerly Invesco Van Kampen V.I. Growth and Income Fund Series II)	33,923	31,240	2,683	38,758	88,107	(49,349)
Invesco V.I. American Franchise Fund Series II	—	—	—	—	—	—
Alger Capital Appreciation Portfolio Class S	47,408	28,805	18,603	110,970	61,858	49,112
AllianceBernstein VPS Value Portfolio Class B	5,110	2,060	3,050	3,112	1,925	1,187
AllianceBernstein VPS Growth & Income Portfolio Class B	66,471	117,692	(51,221)	142,317	156,795	(14,478)
AllianceBernstein VPS Large Cap Growth Portfolio Class B	14,625	60,963	(46,338)	150,153	142,841	7,312
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	3,857	10,786	(6,929)	49,251	54,152	(4,901)
AllianceBernstein VPS International Value Portfolio Class B	3,222	9,240	(6,018)	6,710	501	6,209
AllianceBernstein VPS Real Estate Investment Portfolio Class B	30,973	24,028	6,945	50,151	131,038	(80,887)
American Century VP Capital Appreciation Fund Class I	14,739	12,672	2,067	17,640	5,611	12,029
American Century VP Mid Cap Value Fund Class I	15,170	7,290	7,880	44,830	38,833	5,997
American Century VP Mid Cap Value Fund Class II	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund Class III	40,713	24,652	16,061	47,142	17,719	29,423
Davis Financial Portfolio	4,975	9,845	(4,870)	5,103	6,981	(1,878)

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The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	2013			2012
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Davis Real Estate Portfolio	16,472	20,295	(3,823)	40,417	34,401	6,016
Davis Value Portfolio	17,318	25,173	(7,855)	33,561	35,413	(1,852)
Delaware VIP Limited-Term Diversified Income Series Service Class	15,216	13,602	1,614	63,623	51,906	11,717
Delaware VIP Diversified Income Series Service Class	21,197	21,393	(196)	28,015	76,172	(48,157)
Delaware VIP Emerging Markets Series Service Class	15,401	10,287	5,114	33,545	36,714	(3,169)
Wells Fargo Advantage VT International Equity Fund Class II	4,442	6,997	(2,555)	42,370	10,042	32,328
Fidelity VIP Contrafund Portfolio Service Class 2	73,024	72,419	605	106,700	162,186	(55,486)
Fidelity VIP Equity-Income Portfolio Service Class 2	12,374	19,651	(7,277)	21,277	27,865	(6,588)
Fidelity VIP Growth Opportunities Portfolio Service Class 2	5,079	9,440	(4,361)	6,743	8,569	(1,826)
Fidelity VIP High Income Portfolio Service Class 2	7,551	22,727	(15,176)	43,917	22,588	21,329
Fidelity VIP Mid Cap Portfolio Service Class 2	42,417	57,179	(14,762)	43,306	93,658	(50,352)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	2,345	803	1,542	13,121	10,210	2,911
Fidelity VIP Freedom 2030 Portfolio Service Class 2	1,699	14,706	(13,007)	39,771	23,157	16,614
Fidelity VIP Index 500 Portfolio Initial Class	203	34	169	—	—	—
Templeton Growth Securities Fund Class 2	9,077	7,691	1,386	41,026	77,984	(36,958)
Templeton Global Bond Securities Fund Class 2	60,928	37,603	23,325	30,967	28,491	2,476
Templeton Foreign Securities Fund Class 2	12	7	5	—	—	—
Mutual Shares Securities Fund Class 2	16,238	28,176	(11,938)	46,642	31,958	14,684
Franklin Small Cap Value Securities Fund Class 2	20,942	11,947	8,995	52,594	23,111	29,483
Ibbotson Balanced ETF Asset Allocation Portfolio Class II	14,534	12,477	2,057	29,700	43,445	(13,745)
Ibbotson Growth ETF Asset Allocation Portfolio Class II	8,265	9,621	(1,356)	12,553	2,422	10,131
Ibbotson Income & Growth ETF Asset Allocation Portfolio Class II	30,508	37,332	(6,824)	11,055	10,406	649
IVY Funds VIP Small Cap Growth	2,828	7,259	(4,431)	4,924	358	4,566
IVY Funds VIP Mid Cap Growth	—	—	—	—	—	—
Janus Aspen Enterprise Portfolio Institutional Shares	24,796	45,373	(20,577)	31,230	70,198	(38,968)
Janus Aspen Forty Portfolio Institutional Shares	15,285	19,681	(4,396)	19,023	51,119	(32,096)
Janus Aspen Janus Portfolio Institutional Shares	6,956	7,398	(442)	9,419	32,916	(23,497)
Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)	40,271	40,826	(555)	45,529	52,551	(7,022)
Janus Aspen Forty Portfolio Service Shares	1,415	3,204	(1,789)	46,695	47,215	(520)
Janus Aspen Janus Portfolio Service Shares	14,042	4,704	9,338	10,429	18,238	(7,809)
Janus Aspen Enterprise Portfolio Service Shares	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	23,366	13,887	9,479	32,158	38,914	(6,756)
Janus Aspen Balanced Portfolio Service Shares	210	1,399	(1,189)	14,301	3,005	11,296
Janus Aspen Global Research Portfolio Service Shares (formerly Janus Aspen Worldwide Portfolio Service Shares)	9,397	7,767	1,630	27,248	28,502	(1,254)

B-59

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	2013			2012
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
MFS Growth Series Initial Class	6,461	40,579	(34,118)	22,264	43,300	(21,036)
MFS Investors Trust Series Initial Class	3,713	3,059	654	10,920	12,940	(2,020)
MFS New Discovery Series Initial Class	29,101	38,940	(9,839)	20,597	16,485	4,112
MFS Research Series Initial Class	2,670	2,003	667	2,022	5,531	(3,509)
MFS Total Return Series Initial Class	28,608	46,629	(18,021)	25,622	35,147	(9,525)
MFS Growth Series Service Class	16,701	2,445	14,256	31,525	46,430	(14,905)
MFS Strategic Income Portfolio Service Class (formerly MFS Strategic Income Series Service Class)	23,052	1,178	21,874	7,584	35,516	(27,932)
MFS Research Series Service Class	18,587	4,801	13,786	7,761	37,680	(29,919)
MFS Total Return Series Service Class	1,755	1,006	749	16,192	140,114	(123,922)
MFS Investors Trust Series Service Class	—	—	—	—	—	—
MFS New Discovery Series Service Class	185	28	157	—	—	—
Oppenheimer Global Fund/VA Service Class (formerly Oppenheimer Global Securities Fund/VA Service Class)	22,875	7,242	15,633	22,607	18,338	4,269
PIMCO Real Return Portfolio Advisor Class	30,439	34,860	(4,421)	87,038	73,540	13,498
PIMCO Total Return Portfolio Advisor Class	94,683	124,139	(29,456)	273,521	134,729	138,792
ClearBridge Variable Appreciation Portfolio Class II (formerly Legg Mason ClearBridge Variable Appreciation Portfolio Class II)	206	206	—	—	—	—
ClearBridge Variable Mid Cap Core Portfolio Class II (formerly Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II)	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II)	6,018	2,275	3,743	40,112	2,173	37,939
Columbia Variable Portfolio- Small Cap Value Fund Class 2	—	—	—	—	—	—
Dreyfus VIF Appreciation Portfolio Service Class	—	—	—	—	—	—
Pioneer Equity Income VCT Portfolio Class II	—	—	—	—	—	—

NOTE 6 — UNIT VALUES

GIAC sells a number of variable life insurance policy products that are funded by the Account. These products have unique combinations of features and fees that are charged against the policyholder’s account balance. The differences in the fee structures result in a same unit values, expense ratios and total returns since fee charges are made directly to policy owners’ accounts through redemption of units.

In 2010, the Account elected to present in the Financial Highlights appearing in Note 6 based on the aggregate product basis for each of the Account’s investment options, rather than separate information for each product level as reported in prior periods as permitted by AICPA Statement of Position 03-5. The Account similarly elected to report aggregate period-end units outstanding, unit value and net assets for each investment option in the Statement of Assets and Liabilities and the Financial Highlights Notes herein. Prior-period financial highlights appearing in Note 6 have been retrospectively adjusted conforming to the current period presentation.

B-60

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders’ accounts through redemption of units:

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
RS Large Cap Alpha VIP Series Class I
2013	510,114	$13.50	$6,887,070	—	1.33%	38.71%
2012	512,844	9.73	4,991,500	—	1.98%	16.52%
2011	566,036	8.35	4,728,167	—	0.96%	-9.22%
2010	612,540	9.20	5,636,491	—	2.33%	17.05%
2009	654,885	7.86	5,148,228	—	0.19%	25.09%
RS S&P 500 Index VIP Series Class I
2013	533,255	$15.75	$8,396,473	—	1.85%	32.01%
2012	553,054	11.93	6,596,645	—	1.91%	15.68%
2011	542,705	10.31	5,595,864	—	1.86%	1.95%
2010	496,030	10.11	5,016,818	—	1.77%	14.77%
2009	515,238	8.81	4,540,444	—	1.94%	26.25%
RS High Yield VIP Series Class I
2013	21,982	$23.15	$508,830	—	6.67%	6.94%
2012	26,759	21.64	579,188	—	5.92%	14.57%
2011	32,322	18.89	610,649	—	7.51%	4.19%
2010	39,655	18.13	719,060	—	11.07%	13.72%
2009	21,807	15.95	347,718	—	10.06%	38.10%
RS Low Duration Bond VIP Series Class I
2013	70,510	$13.62	$960,216	—	1.67%	0.24%
2012	69,316	13.59	941,713	—	1.69%	3.16%
2011	71,066	13.17	935,903	—	2.43%	1.91%
2010	68,766	12.92	888,643	—	2.81%	4.57%
2009	84,568	12.36	1,045,038	—	4.96%	6.38%
RS Partners VIP Series Class I(10)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	84,164	13.92	1,171,626	—	0.00%	-7.74%
2010	50,338	15.09	759,538	—	0.00%	26.66%
2009	51,289	11.91	611,002	—	0.00%	39.66%
RS Investment Quality Bond VIP Series Class I
2013	126,835	$21.15	$2,682,694	—	2.25%	-1.63%
2012	149,781	21.50	3,220,355	—	2.94%	6.37%
2011	130,768	20.21	2,643,326	—	3.08%	7.08%
2010	233,326	18.88	4,404,746	—	4.16%	7.72%
2009	199,660	17.53	3,499,140	—	4.42%	11.20%
RS Global Natural Resources VIP Series Class II(10)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	63,794	9.21	587,288	—	0.00%	-7.46%
2010	15,994	9.95	159,102	—	0.00%	26.81%
2009	8,648	7.84	67,838	—	0.00%	50.59%
RS Money Market VIP Series Class I
2013	688,320	$12.64	$8,699,479	—	0.01%	0.01%
2012	584,865	12.64	7,391,573	—	0.01%	0.01%
2011	946,969	12.64	11,966,904	—	0.04%	0.03%
2010	624,853	12.63	7,894,769	—	0.02%	0.02%
2009	349,802	12.63	4,418,862	—	0.06%	0.06%

B-61

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Gabelli Capital Asset Fund
2013	91,063	$31.59	$2,876,568	—	0.66%	37.53%
2012	94,935	22.97	2,180,496	—	1.28%	17.34%
2011	108,401	19.57	2,121,873	—	0.48%	-0.26%
2010	100,175	19.63	1,965,967	—	0.42%	29.89%
2009	113,458	15.11	1,714,279	—	0.84%	34.70%
RS International VIP Series Class I (formerly RS International Growth VIP Series Class I)
2013	124,006	$15.81	$1,961,083	—	1.37%	20.11%
2012	133,972	13.17	1,764,010	—	0.72%	18.35%
2011	242,741	11.13	2,700,610	—	1.33%	-11.65%
2010	162,455	12.59	2,045,625	—	1.78%	14.19%
2009	159,552	11.03	1,759,396	—	2.27%	38.98%
RS Emerging Markets VIP Series Class I
2013	74,438	$35.05	$2,608,723	—	0.24%	-3.47%
2012	70,602	36.31	2,563,348	—	0.58%	13.59%
2011	80,331	31.96	2,567,744	—	0.00%	-20.97%
2010	83,275	40.45	3,368,298	—	2.95%	19.13%
2009	84,423	33.95	2,866,357	—	3.83%	96.37%
RS Small Cap Growth Equity VIP Series Class I
2013	202,871	$27.59	$5,596,265	—	0.00%	50.13%
2012	209,982	18.37	3,858,199	—	0.00%	15.50%
2011	194,401	15.91	3,092,621	—	0.00%	-2.28%
2010	196,115	16.28	3,192,783	—	0.00%	27.57%
2009	179,849	12.76	2,295,135	—	0.00%	37.15%
Value Line Centurion Fund
2013	36,077	$11.24	$405,330	—	0.56%	30.96%
2012	37,326	8.58	320,213	—	0.00%	15.29%
2011	47,165	7.44	350,966	—	0.00%	5.19%
2010	46,165	7.07	326,566	—	2.26%	25.75%
2009	43,910	5.63	247,013	—	0.00%	11.09%
Value Line Strategic Asset Management Trust
2013	86,544	$18.75	$1,623,062	—	0.84%	21.63%
2012	109,146	15.42	1,682,983	—	0.61%	15.43%
2011	130,633	13.36	1,744,975	—	0.56%	3.68%
2010	148,837	12.88	1,917,554	—	0.81%	15.20%
2009	152,315	11.18	1,703,383	—	1.13%	21.16%
Invesco V.I. American Franchise Fund Series I (formerly Invesco Van Kampen V.I. American Franchise Fund Series I)
2013	45,034	$9.95	$447,901	—	0.44%	40.14%
2012	47,720	7.10	338,676	—	0.00%	12.57%
2011	47,107	6.30	297,000	—	0.14%	-7.91%
2010	53,416	6.85	365,708	—	0.74%	15.49%
2009	62,333	5.93	369,523	—	0.63%	21.08%
Invesco V.I. Utilities Fund Series I
2013	29,883	$14.20	$424,367	—	2.83%	10.76%
2012	34,097	12.82	437,182	—	3.22%	3.61%
2011	32,954	12.38	407,820	—	3.44%	16.45%
2010	35,435	10.63	376,586	—	3.78%	6.30%
2009	37,278	10.00	372,706	—	5.08%	14.93%

B-62

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Invesco V.I. Core Equity Fund Series I
2013	57,148	$12.92	$738,329	—	1.45%	29.25%
2012	97,788	10.00	977,483	—	0.94%	13.88%
2011	110,249	8.78	967,705	—	0.94%	-0.06%
2010	121,353	8.78	1,065,848	—	0.96%	9.56%
2009	119,995	8.02	961,998	—	1.93%	28.30%
Invesco V.I. Core Equity Fund Series II
2013	10,984	$14.83	$162,839	—	1.86%	28.93%
2012	9,555	11.50	109,860	—	0.54%	13.61%
2011	48,044	10.12	486,225	—	0.94%	-0.29%
2010	25,820	10.15	262,082	—	0.97%	9.25%
2009	13,824	9.29	128,438	—	2.22%	27.98%
Invesco V.I. Government Securities Fund Series II(5)
2013	72,022	$12.02	$866,039	—	3.34%	-2.85%
2012	77,888	12.38	964,086	—	3.24%	2.22%
2011	37,652	12.11	455,942	—	2.68%	7.63%
2010	10,428	11.25	117,328	—	6.81%	5.10%
2009	—	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund Series II
2013	15,291	$14.11	$215,725	—	0.65%	28.46%
2012	9,411	10.98	103,345	—	0.00%	10.62%
2011	14,308	9.93	142,039	—	0.10%	-6.50%
2010	11,419	10.62	121,251	—	0.42%	13.78%
2009	5,663	9.33	52,852	—	1.27%	29.86%
Invesco V.I. Utilities Fund Series II(5)
2013	564	$12.38	$6,982	—	2.63%	10.52%
2012	1,336	11.20	14,970	—	0.55%	3.34%
2011	10,368	10.84	112,390	—	4.85%	16.15%
2010	904	9.33	8,436	—	4.86%	6.01%
2009	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund Series II (formerly Invesco Van Kampen V.I. Growth and Income Fund Series II)
2013	39,393	$15.93	$627,722	—	1.37%	33.77%
2012	36,710	11.91	437,306	—	1.38%	14.35%
2011	86,059	10.42	896,534	—	1.25%	-2.26%
2010	51,456	10.66	548,460	—	0.10%	12.19%
2009	47,538	9.50	451,634	—	5.06%	24.11%
Invesco V.I. American Franchise Fund Series II(4)(9)
2013	—	$—	$—	—	—	—
Alger Capital Appreciation Portfolio Class S
2013	112,688	$17.55	$1,977,518	—	0.12%	34.79%
2012	94,085	13.02	1,224,926	—	0.52%	17.89%
2011	44,973	11.04	496,662	—	0.00%	-0.63%
2010	24,544	11.11	272,758	—	0.18%	13.63%
2009	16,075	9.78	157,220	—	0.00%	50.69%

B-63

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
AllianceBernstein VPS Value Portfolio Class B
2013	14,084	$18.24	$256,860	—	2.05%	36.49%
2012	11,034	13.36	147,440	—	1.76%	15.54%
2011	9,847	11.56	113,880	—	1.16%	-3.78%
2010	9,048	12.02	108,740	—	1.72%	11.42%
2009	8,560	10.79	92,340	—	3.00%	21.04%
AllianceBernstein VPS Growth & Income Portfolio Class B
2013	34,688	$19.47	$675,360	—	0.72%	34.59%
2012	85,909	14.47	1,242,710	—	1.07%	17.24%
2011	100,387	12.34	1,238,559	—	0.80%	6.07%
2010	26,487	11.63	308,094	—	0.00%	12.80%
2009	28,302	10.31	291,860	—	3.65%	20.35%
AllianceBernstein VPS Large Cap Growth Portfolio Class B
2013	27,767	$19.09	$530,196	—	0.00%	37.00%
2012	74,105	13.94	1,032,854	—	0.02%	16.70%
2011	66,793	11.94	801,692	—	0.08%	-3.75%
2010	12,599	12.41	156,337	—	0.27%	9.83%
2009	12,412	11.30	140,234	—	0.00%	37.10%
AllianceBernstein VPS Global Thematic Growth Portfolio Class B
2013	13,036	$14.16	$184,578	—	0.02%	22.93%
2012	19,965	11.52	229,967	—	0.00%	13.24%
2011	24,866	10.17	252,930	—	0.33%	-23.41%
2010	17,758	13.28	235,828	—	1.41%	18.58%
2009	10,216	11.20	114,418	—	0.00%	53.14%
AllianceBernstein VPS International Value Portfolio Class B
2013	584	$9.42	$5,497	—	5.86%	22.73%
2012	6,602	7.67	50,668	—	2.38%	14.19%
2011	393	6.72	2,639	—	3.87%	-19.44%
2010	279	8.34	2,327	—	4.51%	4.30%
2009	27	8.00	214	—	1.22%	34.36%
AllianceBernstein VPS Real Estate Investment Portfolio Class B
2013	38,599	$14.12	$544,908	—	1.30%	3.97%
2012	31,655	13.58	429,804	—	0.88%	20.83%
2011	112,541	11.24	1,264,649	—	1.03%	8.75%
2010	71,371	10.33	737,483	—	1.21%	26.05%
2009	71,286	8.20	584,377	—	0.00%	29.22%
American Century VP Capital Appreciation Fund Class I
2013	37,800	$15.48	$585,001	—	0.00%	30.92%
2012	35,733	11.82	422,398	—	0.00%	16.00%
2011	23,704	10.19	241,547	—	0.00%	-6.51%
2010	7,860	10.90	85,667	—	0.00%	31.29%
2009	4,761	8.30	39,528	—	0.00%	37.07%

B-64

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
American Century VP Mid Cap Value Fund Class I(7)
2013	21,455	$17.98	$385,783	—	1.23%	30.11%
2012	13,576	13.82	187,605	—	2.03%	16.33%
2011	7,579	11.88	90,034	—	1.37%	-0.69%
2010	451	11.96	5,394	—	2.82%	19.62%
American Century VP Mid Cap Value Fund Class II(4)(9)
2013	—	$—	$—	—	—	—
BlackRock Global Allocation V.I. Fund Class III(6)
2013	96,452	$14.17	$1,367,107	—	1.17%	14.42%
2012	80,391	12.39	995,893	—	1.69%	9.97%
2011	50,968	11.27	574,171	—	3.14%	-3.64%
2010	21,784	11.69	254,673	—	1.89%	9.76%
2009	—	—	—	—	—	—
Davis Financial Portfolio
2013	29,904	$18.70	$559,243	—	0.56%	31.26%
2012	34,773	14.25	495,434	—	2.02%	18.83%
2011	36,652	11.99	439,456	—	1.27%	-7.96%
2010	39,646	13.03	516,462	—	0.89%	11.10%
2009	36,783	11.73	431,288	—	0.85%	41.18%
Davis Real Estate Portfolio
2013	43,466	$30.15	$1,310,399	—	1.15%	-1.32%
2012	47,289	30.55	1,444,724	—	1.02%	17.15%
2011	41,273	26.08	1,076,327	—	1.32%	8.89%
2010	40,949	23.95	980,666	—	1.84%	19.70%
2009	46,130	20.01	922,933	—	2.81%	31.73%
Davis Value Portfolio
2013	153,217	$18.40	$2,819,584	—	0.88%	33.43%
2012	161,072	13.79	2,221,550	—	1.72%	13.08%
2011	162,924	12.20	1,987,171	—	0.87%	-4.18%
2010	157,900	12.73	2,009,803	—	1.35%	12.76%
2009	160,909	11.29	1,816,264	—	0.87%	31.16%
Delaware VIP Limited-Term Diversified Income Series Service Class(5)
2013	95,671	$12.48	$1,194,394	—	1.21%	-1.32%
2012	94,056	12.65	1,189,932	—	1.43%	2.54%
2011	82,340	12.34	1,015,867	—	1.60%	2.56%
2010	9,552	12.03	114,976	—	1.89%	4.30%
2009	—	—	—	—	—	—
Delaware VIP Diversified Income Series Service Class
2013	33,270	$14.46	$481,159	—	2.21%	-1.42%
2012	33,467	14.67	490,973	—	3.49%	6.87%
2011	81,624	13.73	1,120,434	—	3.36%	6.15%
2010	55,966	12.93	723,699	—	4.41%	7.87%
2009	45,278	11.99	542,797	—	0.00%	26.66%

B-65

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Delaware VIP Emerging Markets Series Service Class
2013	17,488	$12.74	$222,744	—	1.60%	9.86%
2012	12,374	11.59	143,463	—	0.55%	14.19%
2011	15,543	10.15	157,818	—	1.08%	-20.00%
2010	1,919	12.69	24,354	—	1.46%	18.21%
2009	12,176	10.74	130,725	—	0.00%	77.67%
Wells Fargo Advantage VT International Equity Fund Class II(6)
2013	32,594	$14.72	$479,802	—	2.01%	19.52%
2012	35,149	12.32	432,901	—	1.34%	13.48%
2011	2,820	10.85	30,609	—	0.13%	-12.91%
2010	432	12.46	5,385	—	0.77%	16.50%
2009	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2
2013	304,539	$22.43	$6,832,005	—	0.87%	30.95%
2012	303,934	17.13	5,206,822	—	0.98%	16.14%
2011	359,420	14.75	5,301,655	—	0.87%	-2.78%
2010	301,961	15.17	4,581,654	—	1.03%	16.93%
2009	308,874	12.98	4,008,132	—	1.25%	35.47%
Fidelity VIP Equity-Income Portfolio Service Class 2
2013	102,847	$20.04	$2,060,705	—	2.25%	27.83%
2012	110,124	15.67	1,726,181	—	2.94%	17.05%
2011	116,712	13.39	1,562,893	—	2.25%	0.66%
2010	122,372	13.30	1,628,017	—	1.69%	14.92%
2009	116,557	11.58	1,349,379	—	2.26%	29.88%
Fidelity VIP Growth Opportunities Portfolio Service Class 2
2013	44,446	$14.91	$662,820	—	0.05%	37.54%
2012	48,807	10.84	529,197	—	0.15%	19.32%
2011	50,632	9.09	460,088	—	0.00%	1.97%
2010	49,810	8.91	443,879	—	0.00%	23.47%
2009	54,922	7.22	396,394	—	0.26%	45.46%
Fidelity VIP High Income Portfolio Service Class 2(5)
2013	13,991	$15.36	$214,866	—	6.25%	5.70%
2012	29,167	14.53	423,772	—	6.73%	13.97%
2011	7,838	12.75	99,924	—	10.71%	3.72%
2010	3,022	12.29	37,148	—	15.70%	13.67%
2009	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2
2013	157,490	$37.97	$5,980,413	—	0.29%	35.87%
2012	172,252	27.95	4,814,183	—	0.35%	14.56%
2011	222,604	24.40	5,430,598	—	0.02%	-10.85%
2010	205,178	27.37	5,614,820	—	0.13%	28.57%
2009	217,577	21.28	4,631,012	—	0.50%	39.75%

B-66

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Fidelity VIP Freedom 2020 Portfolio Service Class 2(8)
2013	10,716	$13.62	$145,987	—	1.93%	15.63%
2012	9,175	11.78	108,085	—	2.01%	13.07%
2011	6,263	10.42	65,259	—	0.00%	4.19%
Fidelity VIP Freedom 2030 Portfolio Service Class 2(8)
2013	8,714	$13.83	$120,544	—	1.59%	21.41%
2012	21,721	11.39	247,484	—	2.52%	15.18%
2011	5,107	9.89	50,523	—	0.00%	-1.08%
Fidelity VIP Index 500 Portfolio Initial Class(9)
2013	169	$11.22	$1,892	—	0.00%	12.23%
Templeton Growth Securities Fund Class 2
2013	3,262	$14.44	$47,095	—	11.16%	30.82%
2012	1,875	11.04	20,698	—	3.18%	21.07%
2011	38,833	9.12	354,046	—	1.73%	-6.97%
2010	3,459	9.80	33,905	—	0.71%	7.39%
2009	2,122	9.13	19,364	—	0.00%	31.10%
Templeton Global Bond Securities Fund Class 2(7)
2013	58,829	$12.82	$753,940	—	4.42%	1.63%
2012	35,504	12.61	447,718	—	6.63%	15.07%
2011	33,028	10.96	361,961	—	7.09%	-0.87%
2010	—	—	—	—	—	—
Templeton Foreign Securities Fund Class 2(9)
2013	5	$11.42	$52	—	0.00%	14.23%
Mutual Shares Securities Fund Class 2(6)
2013	9,272	$17.45	$161,821	—	2.22%	28.26%
2012	21,210	13.61	288,602	—	2.36%	14.24%
2011	6,526	11.91	77,726	—	2.61%	-1.04%
2010	5,555	12.04	66,854	—	0.80%	11.19%
2009	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class 2(5)
2013	62,074	$17.26	$1,071,584	—	1.35%	36.24%
2012	53,079	12.67	672,581	—	0.89%	18.39%
2011	23,597	10.70	252,560	—	0.76%	-3.76%
2010	12,490	11.12	138,907	—	0.84%	28.22%
2009	—	—	—	—	—	—
Ibbotson Balanced ETF Asset Allocation Portfolio Class II(6)
2013	111,565	$14.61	$1,630,479	—	1.45%	11.86%
2012	109,508	13.06	1,430,729	—	1.45%	10.81%
2011	123,253	11.79	1,453,164	—	1.05%	-0.89%
2010	114,084	11.90	1,357,093	—	0.75%	12.47%
2009	99,064	10.58	1,055,636	—	0.68%	5.77%

B-67

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Ibbotson Growth ETF Asset Allocation Portfolio Class II(6)
2013	29,748	$15.54	$462,426	—	1.16%	16.54%
2012	31,105	13.34	414,872	—	1.66%	12.92%
2011	20,974	11.81	247,745	—	0.82%	-3.68%
2010	10,989	12.26	134,759	—	1.47%	13.86%
2009	—	—	—	—	—	—
Ibbotson Income & Growth ETF Asset Allocation Portfolio Class II(6)
2013	8,030	$13.23	$106,225	—	0.89%	7.33%
2012	14,854	12.32	183,066	—	1.85%	7.87%
2011	14,205	11.42	162,294	—	0.86%	1.08%
2010	9,284	11.30	104,925	—	1.47%	8.88%
2009	—	—	—	—	—	—
IVY Funds VIP Small Cap Growth(7)
2013	6,698	$17.18	$115,067	—	0.00%	43.36%
2012	11,129	11.99	133,372	—	0.00%	5.16%
2011	6,563	11.40	74,785	—	0.00%	-10.60%
2010	1,186	12.75	15,117	—	0.00%	27.48%
IVY Funds VIP Mid Cap Growth(4)(9)
2013	—	$—	$—	—	—	—
Janus Aspen Enterprise Portfolio Institutional Shares
2013	181,780	$11.67	$2,122,055	—	0.50%	32.38%
2012	202,357	8.82	1,784,490	—	0.00%	17.29%
2011	241,324	7.52	1,814,401	—	0.00%	-1.42%
2010	244,555	7.63	1,865,190	—	0.07%	25.85%
2009	254,859	6.06	1,544,530	—	0.00%	44.83%
Janus Aspen Forty Portfolio Institutional Shares
2013	105,045	$17.63	$1,851,688	—	0.72%	31.23%
2012	109,441	13.43	1,470,110	—	0.67%	24.16%
2011	141,537	10.82	1,531,310	—	0.38%	-6.69%
2010	145,856	11.60	1,691,254	—	0.36%	6.75%
2009	145,024	10.86	1,575,280	—	0.04%	46.33%
Janus Aspen Janus Portfolio Institutional Shares
2013	69,091	$11.54	$797,268	—	0.79%	30.34%
2012	69,533	8.85	615,613	—	0.52%	18.59%
2011	93,030	7.47	694,549	—	0.59%	-5.30%
2010	94,973	7.88	748,747	—	1.10%	14.52%
2009	103,416	6.88	711,952	—	0.53%	36.35%
Janus Aspen Global Research Portfolio Institutional Shares (formerly Janus Aspen Worldwide Portfolio Institutional Shares)
2013	164,887	$9.89	$1,630,555	—	1.23%	28.43%
2012	165,441	7.70	1,273,916	—	0.87%	20.08%
2011	172,463	6.41	1,105,912	—	0.58%	-13.74%
2010	180,425	7.43	1,341,275	—	0.61%	15.83%
2009	200,728	6.42	1,288,222	—	1.43%	37.70%

B-68

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Janus Aspen Forty Portfolio Service Shares(5)
2013	1,036	$14.25	$14,760	—	0.78%	30.89%
2012	2,825	10.89	30,757	—	0.27%	23.86%
2011	3,344	8.79	29,403	—	0.28%	-6.94%
2010	3,344	9.45	31,591	—	0.36%	6.48%
2009	—	—	—	—	—	—
Janus Aspen Janus Portfolio Service Shares(5)
2013	11,430	$15.34	$175,335	—	0.65%	29.99%
2012	2,092	11.80	24,691	—	0.23%	18.28%
2011	9,901	9.98	98,775	—	0.70%	-5.54%
2010	—	—	—	—	—	—
2009	—	—	—	—	—	—
Janus Aspen Enterprise Portfolio Service Shares(4)(5)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	—	—	—	—	—	—
2010	—	—	—	—	—	—
2009	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
2013	39,483	$15.24	$601,689	—	1.16%	25.81%
2012	30,004	12.11	363,441	—	0.77%	10.79%
2011	36,761	10.93	401,907	—	0.51%	-2.98%
2010	24,637	11.27	277,634	—	0.58%	15.36%
2009	14,049	9.77	137,231	—	0.33%	32.92%
Janus Aspen Balanced Portfolio Service Shares(8)
2013	10,108	$40.50	$409,385	—	2.01%	19.80%
2012	11,297	33.81	381,905	—	2.62%	21.87%
2011	—	—	—	—	—	—
Janus Aspen Global Research Portfolio Service Shares (formerly Janus Aspen Worldwide Portfolio Service Shares)(5)
2013	13,848	$14.42	$199,634	—	1.10%	28.08%
2012	12,218	11.26	137,526	—	0.63%	19.86%
2011	13,472	9.39	126,512	—	0.54%	-13.99%
2010	4,663	10.92	50,912	—	0.59%	15.52%
2009	—	—	—	—	—	—
MFS Growth Series Initial Class
2013	68,101	$12.11	$824,964	—	0.23%	36.85%
2012	102,220	8.85	904,827	—	0.00%	17.39%
2011	123,255	7.54	929,439	—	0.19%	-0.32%
2010	128,254	7.57	970,280	—	0.12%	15.34%
2009	126,446	6.56	829,397	—	0.31%	37.68%
MFS Investors Trust Series Initial Class
2013	20,756	$17.17	$356,360	—	1.14%	32.05%
2012	20,102	13.00	261,363	—	0.84%	19.18%
2011	22,122	10.91	241,332	—	0.89%	-2.18%
2010	23,872	11.15	266,225	—	1.15%	11.10%
2009	23,177	10.04	232,655	—	1.64%	26.90%

B-69

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
MFS New Discovery Series Initial Class
2013	72,776	$21.94	$1,596,915	—	0.00%	41.52%
2012	82,615	15.51	1,280,966	—	0.00%	21.22%
2011	78,503	12.79	1,004,085	—	0.00%	-10.27%
2010	69,959	14.25	997,187	—	0.00%	36.34%
2009	81,558	10.45	852,687	—	0.00%	63.18%
MFS Research Series Initial Class
2013	11,428	$15.29	$174,705	—	0.31%	32.28%
2012	10,761	11.56	124,357	—	0.69%	17.27%
2011	14,270	9.85	140,615	—	0.86%	-0.45%
2010	14,337	9.90	141,918	—	0.90%	15.90%
2009	15,868	8.54	135,530	—	1.41%	30.54%
MFS Total Return Series Initial Class
2013	142,483	$22.37	$3,187,863	—	1.77%	19.05%
2012	160,505	18.79	3,016,529	—	2.79%	11.26%
2011	170,029	16.89	2,872,225	—	2.62%	1.77%
2010	184,237	16.60	3,058,056	—	2.74%	9.93%
2009	193,629	15.10	2,923,642	—	3.65%	18.03%
MFS Growth Series Service Class
2013	21,702	$17.11	$371,298	—	0.15%	36.49%
2012	7,446	12.53	93,336	—	0.00%	17.07%
2011	22,351	10.71	239,301	—	0.02%	-0.56%
2010	—	—	—	—	—	—
2009	5,485	9.36	51,337	—	0.00%	37.33%
MFS Strategic Income Portfolio Service Class (formerly MFS Strategic Income Series Service Class)
2013	22,493	$14.10	$317,196	—	11.54%	1.25%
2012	618	13.93	8,613	—	0.27%	10.60%
2011	28,550	12.59	359,517	—	5.48%	4.53%
2010	9,971	12.05	120,113	—	5.26%	9.79%
2009	6,936	10.97	76,100	—	0.00%	23.88%
MFS Research Series Service Class
2013	75,985	$16.28	$1,237,029	—	0.30%	32.00%
2012	62,199	12.33	767,115	—	0.50%	16.90%
2011	92,117	10.55	971,844	—	0.63%	-0.69%
2010	17,050	10.62	181,127	—	0.74%	15.64%
2009	14,037	9.19	128,949	—	0.00%	30.20%
MFS Total Return Series Service Class
2013	3,317	$14.31	$47,477	—	1.34%	18.74%
2012	2,569	12.05	30,960	—	1.90%	10.93%
2011	126,491	10.87	1,374,342	—	2.75%	1.58%
2010	72,196	10.70	772,184	—	2.45%	9.63%
2009	71,982	9.76	702,249	—	0.00%	17.72%
MFS Investors Trust Series Service Class(4)(9)
2013	—	$—	$—	—	—	—
MFS New Discovery Series Service Class(9)
2013	157	$11.94	$1,875	—	0.00%	19.35%

B-70

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Oppenheimer Global Fund/VA Service Class (formerly Oppenheimer Global Securities Fund/VA Service Class)(7)
2013	22,534	$17.45	$393,329	—	0.86%	26.99%
2012	6,902	13.75	94,862	—	1.48%	20.95%
2011	2,632	11.36	29,915	—	0.05%	-8.53%
2010	46	12.42	577	—	0.00%	24.23%
PIMCO Real Return Portfolio Advisor Class(6)
2013	88,721	$12.38	$1,098,477	—	1.55%	-9.31%
2012	93,143	13.65	1,271,566	—	0.93%	8.65%
2011	79,645	12.56	1,000,680	—	1.67%	11.57%
2010	1,681	11.26	18,936	—	1.32%	8.00%
2009	—	—	—	—	—	—
PIMCO Total Return Portfolio Advisor Class(6)
2013	305,960	$12.27	$3,753,372	—	2.09%	-2.07%
2012	335,416	12.53	4,202,218	—	2.47%	9.48%
2011	196,624	11.44	2,249,681	—	2.54%	3.51%
2010	72,469	11.05	801,052	—	2.30%	8.01%
2009	19,305	10.23	197,578	—	0.52%	2.35%
ClearBridge Variable Appreciation Portfolio Class II (formerly Legg Mason ClearBridge Variable Appreciation Portfolio Class II)(4)(8)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	—	—	—	—	—	—
ClearBridge Variable Mid Cap Core Portfolio Class II (formerly Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II)(4)(8)
2013	—	$—	$—	—	—	—
2012	—	—	—	—	—	—
2011	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II)(8)
2013	41,682	$26.92	$1,122,096	—	0.05%	46.62%
2012	37,939	18.36	696,600	—	0.28%	21.04%
2011	—	—	—	—	—	—
Columbia Variable Portfolio- Small Cap Value Fund Class 2(4)(9)
2013	—	$—	$—	—	—	—
Dreyfus VIF Appreciation Portfolio Service Class(4)(9)
2013	—	$—	$—	—	—	—
Pioneer Equity Income VCT Portfolio Class II(4)(9)
2013	—	$—	$—	—	—	—

B-71

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (continued)

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased. For 2013, 2012, 2011 and 2010, average net assets are based on the daily net assets. For 2009, average net assets are based on the net assets calculated on January 1 and each of the twelve month-ends within the year.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	No contracts with this rider investing in this investment division.
(5)	Portfolio commenced operations on September 2, 2008.
(6)	Portfolio commenced operations on September 14, 2009.
(7)	Portfolio commenced operations on June 4, 2010.
(8)	Portfolio commenced operations on April 29, 2011.
(9)	Portfolio commenced operations on May 20, 2013.
(10)	Refer to Note 4 of the Notes to Financial Statements.

B-72

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Guardian Insurance & Annuity Company, Inc. and the Contract Owners of The Guardian Separate Account N:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the investment options constituting The Guardian Separate Account N at December 31, 2013, listed in Note 1, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the underlying funds’ transfer agents at December 31, 2013, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 14, 2014

B-73

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The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2013 and 2012

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2013	2012
Admitted assets
Bonds	$2,112	$1,731
Preferred stocks	4	4
Investment in subsidiaries	16	20
Mortgage loans	43	2
Policy loans	116	112
Cash, cash equivalents and short-term investments	23	33

Total invested assets	2,314	1,902

Due and accrued investment income	25	23
Net deferred tax asset	16	14
Income tax receivable	7	7
Other assets	6	26
Receivable from separate accounts	255	268
Separate account assets	12,161	10,100

Total admitted assets	$14,784	$12,340

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$2,286	$1,924
Asset valuation reserve	15	14
Due to parent and affiliates	14	11
Payable for securities	21	24
Other liabilities	20	34
Intercompany borrowed funds	88	20
Separate accounts liabilities	12,159	10,098

Total liabilities	14,603	12,125

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	276	183
Unassigned (deficit) surplus	(97)	30

Total capital and surplus	181	215

Total liabilities, capital and surplus	$14,784	$12,340

See notes to statutory basis financial statements.

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2013	2012
Revenues
Premiums and annuity considerations	$1,420	$1,933
Net investment income	79	83
Service fees	270	225
Commissions and expense allowances on reinsurance ceded and other income	(16)	(22)

Total revenues	1,753	2,219

Benefits and expenses
Policyholder benefits	1,427	1,088
Net transfers to separate accounts	58	844
General insurance expenses	104	99
Commissions and other expenses	131	160

Total benefits and expenses	1,720	2,191

Gain from operations before federal income taxes and realized capital losses from investments	33	28
Federal income tax benefit	(58)	(29)

Gain from operations, net of federal income taxes and before net realized capital losses	91	57
Net realized capital losses, net of tax and transfers to IMR	(174)	(86)

Net loss	$(83)	$(29)

See notes to statutory basis financial statements.

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2013	2012

Beginning of year balance	$215	$254

Adjustments to surplus
Net loss	(83)	(29)
Change in net unrealized capital losses, net of tax	(19)	(19)
Change in non-admitted assets	(11)	(10)
Change in net deferred taxes	12	11
Change in asset valuation reserve	(1)	—
Additional paid-in and capital surplus	93	8
Change in reserve valuation basis	(25)	—

Net adjustments to surplus	(34)	(39)

End of year balance	$181	$215

See notes to statutory basis financial statements.

B-78

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2013	2012
Cash flows from operating activities
Premiums and annuity considerations	$1,420	$1,915
Investment income received	88	92
Service fees and other income received	253	201
Benefits and loss related payments	(1,074)	(1,004)
Net transfers to separate accounts	(45)	(914)
Commissions, expenses and taxes paid	(235)	(257)
Federal income taxes recovered	60	11
Other	(18)	4

Net cash provided by operating activities	449	48

Cash flows from investing activities
Proceeds from bonds sold or matured	456	459
Proceeds from derivatives, brokers and miscellaneous proceeds	3	45
Costs of bonds acquired	(847)	(479)
Costs of mortgage loans acquired	(41)	(2)
Other invested assets	(8)	(8)
Cost of derivatives, brokers and miscellaneous applications	(187)	(123)
Increase in policy loans, net of repayments	(4)	(3)

Net cash used in investing activities	(628)	(111)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	93	8
Intercompany borrowed funds	68	20
Net deposits on deposit-type contracts and other insurance liabilities	8	5

Net cash provided by financing activities	169	33

Net decrease in cash, cash equivalents and short-term investments	(10)	(30)
Cash, cash equivalents and short-term investments, beginning of year	33	63

Cash, cash equivalents and short-term investments, end of year	$23	$33

See notes to statutory basis financial statements.

B-79

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE A—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

GIS is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA, Securities Investor Protection Corporation (“SIPC”) and a registered investment adviser under the Investment Adviser Act of 1940. GIS operates as the distributor and underwriter for GIAC’s variable products. RS Investment Management Co. LLC (“RS Investments”), a subsidiary of GIS, serves as the investment adviser on the RS Mutual Fund Family. GIS serves as a sub-adviser to the fixed income, asset allocation and index funds and is the sole distributor of the RS funds.

The Company, in agreement with Ballie Gifford Overseas Ltd., has an equity ownership interest in Guardian Ballie Gifford Ltd. (“GBG”), a corporation in Scotland. GBG is a registered investment sub-advisor under the Investment Advisor Act of 1940 in both the United Kingdom and the United States. From January 1, 2013 through June 30, 2013, GBG served as the sole investment sub-advisor to RS International VIP Series (formerly RS International Growth VIP Series) and RS International Growth Fund. In addition, GBG also served as the sole investment sub-advisor to RS Emerging Markets VIP Series and RS Emerging Markets Fund from January 1, 2013 through February 28, 2013. These funds are offered in the United States as investment options under certain variable annuity contracts and variable life policies sold by the Company. Effective July 1, 2013, GBG ceased to serve as the sub-advisor to the aforementioned funds. RS Investments commenced managing these funds directly subsequent to the dates noted above.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note I).

NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in

B-80

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2013 and 2012. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority- owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note L.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department of Insurance of the State of Delaware in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $34 million and $23 million at December 31, 2013 and 2012 respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents, are charged directly to unassigned surplus.

B-81

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investments:

See Note C and Note D regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, preferred stocks, and investments in subsidiaries.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value.

Other Assets:

Other assets consist primarily of deferred, uncollected and unpaid premiums, reinsurance recoverables and receivables for service fees.

Receivables from Separate Accounts:

Receivables from separate accounts are primarily separate account allowances (VACARVM) of $209 million and $230 million and fees receivables of $46 million and $38 million as of December 31, 2013 and 2012, respectively.

Other Liabilities:

Other liabilities consist primarily of contingent tax liabilities, reinsurance payables, accrued expenses and commissions payable.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 4.90%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities	1.50% to 3.35%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.00%

B-82

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

In 2013, the Company reduced the valuation rates for issue years 2011 and 2012 to 3.00% for life contingent annuities, which resulted in an increase of $18 million in statutory reserves. In addition, as a result of the change in the reserve methodology from Actuarial Guideline 38 (“AG38”) Section 8D to the Life Actuarial Task Force Statement interpretation of AG38, statutory reserves on Universal Life Secondary Guarantee policies were increased by $7 million. The Company concluded that these changes met the definition of a change in valuation basis under SSAP 51, Life Contracts; consistent with SSAP No. 3, any increase (strengthening) or decrease (destrengthening) in actuarial reserves resulting from such a change in valuation basis shall be recorded directly to surplus rather than as a part of the reserve change recognized in the summary of operations. These amounts were included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in the Capital and Surplus.

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

For guarantees of amounts in the event of death, the net amount at risk (“NAR”) is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance.

The Company also issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate (ranging from 5.00%-7.00% and either compound or simple depending on the rider version).

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted. For the GMWB, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration 10 or later in the form of a payout annuity. For the GMIB, which guarantees a base level of lifetime income at annuitization, the net amount at risk is the value of the lifetime annuity in excess of the current account balance.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB” or “LBR”) contracts guarantee the return of investment on the maturity date. For the GMAB, the net amount at risk is the amount invested in excess of the current account balance.

B-83

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The account value and net amount at risk of the contractholders at December 31, 2013 and 2012, for GMDB, GMWB, GMIB, and GMAB and (in millions, except Average Age) were as follows:

	2013			2012
	Account Value	Net Amount at Risk	Average Age	Account Value	Net Amount at Risk	Average Age
GMDB	$9,578	$56	63	$8,134	$89	63
GMWB	6,366	64	61	5,128	244	61
GMIB*	113	—	61	105	—	60
GMAB	22	—	64	36	—	63

*	In the calculation of the NAR for GMIB, the guaranteed benefit amount is decreased by 35% to reflect lower annuity factors used upon annuitization.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a single path, deterministic projection with stipulated assumptions and the stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2013 and 2012, the Standard Scenario amount was the greater of the two measures and was thus used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2013 and 2012, the Company had $657 million and $632 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $30 million and $33 million as of December 31, 2013 and 2012, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

B-84

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches—a One-Year Term reserve recognizing a 1/3 drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issues group deposit-type contracts funding agreements for qualified retirement plans. The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit-related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers to separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15.00% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note F).

B-85

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies
(See Note G).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2013 and 2012, respectively, the Company had a $0 million and $1 million liability included in “Other liabilities” for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.8 million and $0.4 million as of December 31, 2013 and 2012, respectively.

NOTE C—INVESTMENTS

Bonds and Preferred Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses). Valuation methods for the various types of investments held are as follows:

Bonds—Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at

B-86

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker-dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

Preferred stocks—Preferred stocks are carried at fair value if impaired during the reporting period or carried at the lower of cost or fair value based on the rating assigned by the SVO.

Investments in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and GBG. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The amortized cost basis and estimated fair value of bonds and the cost and estimated fair value of preferred stocks and investments in subsidiaries at December 31, 2013 and 2012 were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2013		Gains	(Losses)
		(In millions)
U.S. Government	$43	$1	$—	$44
Special Revenue	21	—	—	21
States, Territories and Possessions	7	—	—	7
Political Subdivisions	7	—	—	7
Hybrid	2	—	—	2
Industrial and Miscellaneous	2,032	49	(29)	2,052

Total Bonds	$2,112	$50	$(29)	$2,133

Preferred Stocks—Perpetual	$4	$—	$(1)	$3

Investment in Subsidiaries	$70	$—	$(54)	$16

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2012		Gains	(Losses)
		(In millions)
U.S. Government	$16	$1	$—	$17
Special Revenue	18	1	—	19
States, Territories and Possessions	12	—	—	12
Political Subdivisions	11	1	—	12
Hybrid	2	—	—	2
Industrial and Miscellaneous	1,672	95	(3)	1,764

Total Bonds	$1,731	$98	$(3)	$1,826

Preferred Stocks—Perpetual	$4	$—	$(1)	$3

Investment in Subsidiaries	$62	$4	$(46)	$20

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2013, approximately 2.0% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1.4% of the portfolio at December 31, 2013.

B-87

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2013
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$221	$224
Due after one year through five years	990	1,010
Due after five years through ten years	450	452
Due after ten years	358	354
Sinking fund bonds, mortgage-backed securities and asset-backed securities	93	93

Total	$2,112	$2,133

The net change in unrealized capital losses included in surplus for the years ended December 31, 2013 and 2012 are summarized as follows:

	2013	2012
	(In millions)
Changes in net unrealized capital losses attributable to:
Investments in subsidiaries	$(12)	$(6)
Derivatives	(6)	(13)
Tax effect on unrealized capital losses	(1)	—

Total change in net unrealized capital losses, net of tax	$(19)	$(19)

Proceeds from sales of investments in bonds amounted to $80 million and $105 million in 2013 and 2012, respectively. Gross gains of $0.4 million and $2 million and gross losses of $1.8 million and $0.3 million were realized on sales of bonds in 2013 and 2012, respectively.

Proceeds from sales of investments in common stocks amounted to $0.1 million and gross gains of $0.0 million and gross losses of $0.0 million in 2013. There were no sales of investments in common stocks in 2012.

There were no sales of investments in preferred stocks in 2013 or 2012.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2013	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$34	$—	$—	$—	$34	$—
Special Revenue	7	—	—	—	7	—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	876	(25)	28	(4)	904	(29)

Total Bonds	919	(25)	28	(4)	947	(29)
Preferred Stocks—Perpetual	—	—	3	(1)	3	(1)

Total Temporarily Impaired Securities	$919	$(25)	$31	$(5)	$950	$(30)

B-88

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2012	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$2	$—	$—	$—	$2	$—
Special Revenue	2	—	—	—	2	—
Industrial and Miscellaneous	153	(2)	3	(1)	156	(3)

Total Bonds	157	(2)	3	(1)	160	(3)
Preferred Stocks—Perpetual	—	—	3	(1)	3	(1)

Total Temporarily Impaired Securities	$157	$(2)	$6	$(2)	$163	$(4)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were thirty-two securities in an unrealized loss position for greater than 12 months with a book value of $36 million and a fair value of $31 million as of December 31, 2013. There were six securities in an unrealized loss position for greater than 12 months with a book value of $8 million and a fair value of $6 million as of December 31, 2012.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2013 and December 31, 2012, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2013 or 2012.

The Company’s investments in mortgage loans on real estate consist principally of loans on commercial and cooperative residential real estate properties. The largest concentrations of commercial real estate mortgage loans are for properties located in California and New York ($26 million or 61.07% and $5 million or 11.76%) at December 31, 2013. The largest concentrations of commercial real estate mortgage loans are for properties located in Texas ($2 million or 100.00%) at December 31, 2012. The Company estimates the fair value of mortgage loans on real estate to be $41 million and $2 million at December 31, 2013 and December 31, 2012, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.31% and 5.00% originated during 2013. The maximum percentage of any single mortgage loan to the value of the security originated in 2013 was 60.48%.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgages with interest more than 180 days past due at December 31, 2013 and December 31, 2012.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

There were no restructured mortgage loans as of December 31, 2013 or December 31, 2012.

B-89

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table set forth the credit quality indicators as of December 31, 2013 and December 31, 2012, based upon the recorded investment gross of allowance for credit losses.

	Debt Service Coverage Ratio—December 31, 2013
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
	(In millions)
Loan-to-Value Ratio
0% - 49.99%	$17	$—	$—	$5	$—	$—	$22
50% - 59.99%	10	—	3	—	—	—	13
60% - 69.99%	—	3	5	—	—	—	8
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total Industrial	$27	$3	$8	$5	$—	$—	$43

Debt Service Coverage Ratio—December 31, 2012*
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
(In millions)
Loan-to-Value Ratio
0% - 49.99%	$2	$—	$—	$—	$—	$—	$2
50% - 59.99%	—	—	—	—	—	—	—
60% - 69.99%	—	—	—	—	—	—	—
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total Industrial	$2	$—	$—	$—	$—	$—	$2

*	Effective 2012

Investment in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and GBG (See Note C). Selected financial information for PAS, the Company’s significant subsidiary at December 31, 2013 and 2012 are highlighted below:

	2013	2012
	(In millions)
Total assets	$40	$34
Total liabilities	24	18
Net loss	$(8)	$(7)

There were no dividends received from PAS in 2013 or 2012.

B-90

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2013	2012
	(In millions)
Bonds	$70	$75
Subsidiaries	5	5
Mortgage loans	1	—
Policy loans	7	7

Total gross investment income	83	87
Less: investment expenses	(4)	(4)

Net investment income	$79	$83

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2013	2012
	(In millions)
Bonds	$1	$3
Derivatives and other	(174)	(86)

Total net realized capital losses	(173)	(83)
Transfer to IMR	(1)	(2)
Capital gain federal income tax expense	—	1

Net realized capital losses, net of tax and transfers to IMR	$(174)	$(86)

There were impairment losses of $0 million and $40 thousand for 2013 and 2012, respectively.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product. Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirement, as open positions are typically closed out prior to the delivery date of the contract. These contracts have a notional amount of $0.4 million and $2 million as of December 31, 2013 and 2012, respectively. There is no carrying amounts of these contracts as of these dates as the contracts are settled daily through a margin account as stated above.

Restricted Assets and Special Deposits:

Assets of $4 million at December 31, 2013 and 2012, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2013. Assets of $10 million are included in the Statutory Basis Balance Sheets as “Cash, cash equivalents and short-term investments” as of December 31, 2012 and are subject to repurchase. The repurchase agreements had interest rates of 0.13% as of December 31, 2012 and matured on January 8, 2013. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as

B-91

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

collateral, calculated on a daily basis, in the form of either cash or securities. The collateral consists of two Federal Home Loan Bank Securities each with a par value of $5 million, a fair value (with accrued interest) of $5 million, and a coupon rate of 3.75% maturing January 29, 2014.

Information About Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk:

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. Because exchange-traded futures are processed through a regulated exchange and positions are marked to market and settle on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company is required to establish collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently uses U.S. Treasury bonds to satisfy this collateral requirement.

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. The Company’s financial instruments with off-balance sheet risk as of December 31, 2013 and 2012 were $21 million and $41 million, respectively.

NOTE D—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are unadjusted quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include preferred stocks and certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

B-92

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by RS Investments Management Co., an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2013 and 2012, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets and liabilities carried at fair value by their fair value hierarchy levels at December 31, 2013 and 2012:

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$10,816	$1,345	$—	$12,161	$12,161

Total Assets at Fair Value	$10,816	$1,345	$—	$12,161	$12,161

There were no transfers into or out of Level 1 and 2 during 2013.

December 31, 2012	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$9,064	$1,036	$—	$10,100	$10,100

Total Assets at Fair Value	$9,064	$1,036	$—	$10,100	$10,100

There were no transfers into or out of Level 1 and 2 during 2012.

NOTE E—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note G). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2013 and 2012 were as follows:

2013
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	4	4
Group life renewal	—	—

2012
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	4	4
Group life renewal	—	—

B-93

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE F—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America, and

•	First Commonwealth, Inc., and its subsidiaries

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

An estimate of the amount of any increase in the Company’s Federal or foreign income tax loss contingencies during the twelve month period ending December 31, 2014 cannot be made.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2013
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$59	$3	$62
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	59	3	62
Deferred Tax Assets Nonadmitted	30	2	32

Subtotal Net Admitted Deferred Tax Asset	29	1	30
Deferred Tax Liabilities (DTLs)	14	—	14

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$15	$1	$16

B-94

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2012
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$48	$6	$54
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	48	6	54
Deferred Tax Assets Nonadmitted	17	6	23

Subtotal Net Admitted Deferred Tax Asset	31	—	31
Deferred Tax Liabilities	17	—	17

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$14	$—	$14

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$11	$(3)	$8
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	11	(3)	8
Deferred Tax Assets Nonadmitted	13	(4)	9

Subtotal Net Admitted Deferred Tax Asset	(2)	1	(1)
Deferred Tax Liabilities	(3)	—	(3)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$1	$1	$2

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

During 2013, the Company corrected an error in the accounting for deferred income taxes. In connection with this, an adjustment was recorded to decrease the gross deferred tax asset by $6 million. In addition, a corresponding adjustment of $6 million was recorded to decrease the non admitted deferred tax asset resulting in no net impact to the net admitted deferred tax asset or surplus.

Admission calculation components SSAP No. 101 (Paragraph 11)

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principles No. 101—Income Taxes, A Replacement of SSAP No. 10R and SSAP No.10 (“SSAP 101”). SSAP 101 includes a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2012 and exceeded this minimum during 2013. The adoption of SSAP 101 did not have an impact on the company’s statutory statement for the year ended December 31, 2013.

B-95

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2013
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$1	$1	$2
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	14	—	14
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	14	—	14
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	25	—	25
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	14	—	14

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$29	$1	$30

	December 31, 2012
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$2	$—	$2
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	12	—	12
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	12	—	12
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	30	—	30
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	17	—	17

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$31	$—	$31

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$(1)	$1	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	2	—	2
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	2	—	2
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	(5)		(5)
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(3)	—	(3)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(2)	$1	$(1)

B-96

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description (In millions, except percentages)	2013	2012
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	740%	734%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$180	$215

Impact of Tax Planning Strategies

Description (In millions, except percentages)	December 31, 2013
	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	59	3
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	23%	0%
(3) Net Admitted Adjusted Gross DTAs	29	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	89%	0%

	December 31, 2012
	Ordinary	Capital
(1) Adjusted Gross DTAs	48	6
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	23%	0%
(3) Net Admitted Adjusted Gross DTAs	31	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	88%	0%

	Change
	Ordinary		Capital
(1) Adjusted Gross DTAs	11		(3)
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	(0%	)	0%
(3) Net Admitted Adjusted Gross DTAs	(2)		1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	1%		0%

All DTL were recognized as of December 31, 2013 and 2012.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2013 and 2012:

Description	2013	2012
	(In millions)
Federal income tax expense on operating income	$(58)	$(23)
Prior year overaccrual	(2)	(2)
Contingent tax	2	(4)

Current federal operations income tax benefit	(58)	(29)
Current capital gain federal income tax expense	—	1

Total current federal income tax benefits	$(58)	$(28)

B-97

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 were as follows:

	2013	2012	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$35	$28	$7
Policy acquisition costs	24	20	4
AG 38 Reserve	—	—	—
Capital loss related to RIC liquidation	—	—	—

Gross ordinary DTAs—(admitted and nonadmitted)	$59	$48	$11

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	30	17	13

Admitted ordinary DTAs	$29	$31	$(2)

Capital:
Impaired securities	$3	$1	$2
Unrealized loss on investments	—	4	(4)
Other—Capital Loss related to 2012 RIC liquidation	—	1	(1)

Gross capital DTAs—(admitted and nonadmitted)	$3	$6	$(3)

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	2	6	(4)

Admitted capital DTAs	1	—	1

Total admitted DTAs	$30	$31	$(1)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$2	$2	$—
Reserves	12	15	(3)

Total Ordinary DTLs	$14	$17	$(3)

Capital:

Total DTL	$14	$17	$(3)

Net admitted DTAs/(DTLs)	$16	$14	$2

The change in net deferred Federal income taxes is comprised of the following:

	2013	2012	Change
	(In millions)
Adjusted gross deferred tax assets	$62	$54	$8
Total Deferred Tax Liabilities	14	17	(3)

Net deferred tax assets (liabilities)	$48	$37	11

Tax effect of unrealized capital losses			1

Change in net deferred federal income tax benefit			$12

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Contingent Tax Liabilities:

As of December 31, 2013, the Company had $3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ending December 31, 2013 and 2012, the Company recognized approximately $2 and $0 million in interest and penalties, respectively. The Company has approximately $3 and $1 million accrued for payment of interest and penalties at years 2013 and 2012, respectively.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The IRS is currently reviewing the Company’s U.S. income tax returns for the tax years 2009 through 2011.

Changes in the amount of contingent tax liabilities for the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
	(In millions)
Beginning Balance	$—	$4
Additions for tax positions of the current year	—	—
Reductions for tax positions of prior years for:
Lapses of applicable statute limitations	—	(4)
Settlements during the period	—	—

Ending Balance	$—	$—

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2013	Effective Tax Rate*
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$12	35%
Net realized capital gains (losses) @ 35%	(61)	35%

Provision calculated at statutory rate	$(49)	35%
Dividends received deduction and other	(12)	8%
AG 38 reserves	(9)	7%
Section 78 Gross up	1	0%
DIT correction of error	1	(1%	)

Subtotal	(69)	49%
Contingent taxes	2	(1%	)
Return to provision	(2)	1%
Foreign tax credit	(1)	1%

Total	$(70)	50%

Total current federal income tax benefit	$(58)	41%
Change in net deferred federal income taxes benefit	(12)	9%

Total statutory income tax benefit	$(70)	50%

*	Percentages are based on whole dollars not on rounded millions as shown

B-99

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Operating Loss and Tax Credit Carryforwards:

At December 31, 2013 and 2012, the Company did not have any unused operating loss carryforwards to offset against future taxable income.

At December 31, 2013, the Company had $1 million in unused net capital loss carryforwards which will expire in 2014.

At December 31, 2013 and 2012, the Company did not have any unused tax credit.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2013	$—	$—	$—
2012	—	1	1
2011	—	1	1

Total	$—	$2	$2

NOTE G—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves ceded to the reinsured business and corresponding assets held by the Company amounted to $431 million and $379 million at December 31, 2013 and 2012, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2013			2012
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
	(In millions)
Premiums and annuity considerations	$(40)	$(8)	$(48)	$(47)	$(8)	$(55)
Commissions and other expenses	7	—	7	8	—	8
Reserve adjustments on reinsurance ceded and other income	(24)	—	(24)	(32)	—	(32)

Total Revenues	(57)	(8)	(65)	(71)	(8)	(79)

Policyholder and contract benefits	(51)	—	(51)	(71)	—	(71)
(Increase) decrease in aggregate reserves	(25)	11	(14)	(9)	18	9

Total expenses	(76)	11	(65)	(80)	18	(62)

Net gain (loss) on operations from reinsurance ceded	$19	$(19)	$—	$9	$(26)	$(17)

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE H—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $137 million and $134 million in 2013 and 2012, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $15 million and $12 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2013 and 2012, respectively.

Investments:

At December 31, 2013 and 2012, respectively, approximately 25% and 28% of the Company’s separate account assets are invested in affiliated mutual funds that are advised by RS Investments and sub-advised by GIS (see Note A). Each of these funds has an investment advisory agreement with RS Investments. Separate account assets under management invested in affiliated mutual funds amounted to $3,066 million and $2,829 million as of December 31, 2013 and 2012, respectively.

Capital:

On February 26, 2013, The Guardian’s Board of Directors granted authority to contribute up to $125 million of capital to GIAC, over the next 3 years, to fund the continued growth in the variable annuity and fixed annuity platforms, as well as continued investments in the 401k platform. During 2013, the Company received a total of $85 million from the Guardian as an additional paid-in and contributed surplus, $50 million was a non-cash settlement to reduce the outstanding borrowed money (intercompany line of credit) and $35 million cash was used to rebalance fixed product portfolios, which are reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

The Company also received an $8 million fund from the Guardian as an additional paid-in and contributed surplus, which was transferred to PAS as a capital contribution.

Administrative Services Agreement:

The Company has an administrative services agreement with GIS and RS that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts. For the years ended December 31, 2013 and 2012, such fee income amounted to $4 million, respectively which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2013 and 2012, respectively.

Reimbursement Agreement:

The Company has a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”) (See Note A). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement will be calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such dividend or dividends. For the years ended December 31, 2013 and 2012, the dividends received by the Company from GBG amounted to $5 million, respectively, which are included in “Net investment income” of which the Company reimbursed GIS $5 million and $4 million, respectively, which are included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

B-101

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Line of Credit:

Effective September 1, 2012, the Company (Borrower) entered into a revolving line of credit agreement with The Guardian (Lender) for $100 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At December 31, 2013 and 2012, the amount of drawings on the line of credit amounted to $88 million and $20 million, respectively, are included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $0.7 million and $0.06 million and $0.2 million and $0.03 million in 2013 and 2012, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $41 thousand and $4 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2013 and 2012, respectively.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note A). For the years ended December 31, 2013 and 2012, the Company paid commissions to PAS which amounted to $53 million and $55 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations. The payable for such expenses were $0.2 million at December 31, 2013 and 2012, respectively, and is included in “Other liabilities” in the Statutory Basis Balance Sheet.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2013, no intercompany receivable due to the Company is over 90 days past due.

NOTE I—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2013 and 2012, the Company’s separate accounts statement included legally insulated assets of $12,161 million and $10,100 million, respectively, of which $2 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts comprise of mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2013 and 2012. Fees and expenses due to the Company’s general account were $255 million and $268 million as of December 31, 2013 and 2012, respectively.

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account.

As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for separate accounts liabilities of $120 million and $333 million, respectively (See “NAR” in Note B). To compensate the general account for the risk taken, the separate accounts have paid risk charges of $215 million and $179 million for the years ended December 31, 2013 and 2012, respectively.

The general account of the Company had paid $0.13 million and $0.23 million towards separate accounts guarantees for the years ended December 31, 2013 and 2012, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2013 and 2012 were as follows:

December 31, 2013	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,243	$1,243

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$11,885	$11,885
Market value/not subject to discretionary withdrawals	—	19	19

Total reserves for separate accounts	—	11,904	11,904

Charges for investment management administration and contract guarantees	—	46	46
Accrued expense allowances	—	209	209

Separate accounts liabilities	$—	$12,159	$12,159

December 31, 2012	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,833	$1,833

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,814	$9,814
Market value/not subject to discretionary withdrawals	—	16	16

Total reserves for separate accounts	—	9,830	9,830

Charges for investment management administration and contract guarantees	—	38	38
Accrued expense allowances	—	230	230

Separate accounts liabilities	$—	$10,098	$10,098

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2013	2012
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,243	1,833
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,416)	(1,182)

Net transfers (from) to separate accounts	(173)	651

Reconciling Adjustments:
Mortality and expense guarantees—variable	136	115
Administrative fees—variable annuity	77	59
Cost of insurance	18	19

Total adjustments	231	193

Net transfers to separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$58	$844

NOTE J—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2013 and 2012 were as follows:

December 31, 2013	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$86	$—	$—	$86	1%
At book value less current surrender charge of 5% or more	52	—	—	52	0%
At fair value	—	8,702	2,647	11,349	85%

Total with adjustment or at market value	138	8,702	2,647	11,487	86%
At book value without adjustment (minimal or no charge or adjustment)	1,140	—	—	1,140	8%
Not subjected to discretionary withdrawal	777	19	—	796	6%

Total (gross)	2,055	8,721	2,647	13,423	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,055	$8,721	$2,647	$13,423	100%

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2012	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$80	$—	$—	$80	1%
At book value less current surrender charge of 5% or more	111	—	—	111	1%
At fair value	—	7,235	2,118	9,353	84%

Total with adjustment or at market value	191	7,235	2,118	9,544	86%
At book value without adjustment (minimal or no charge or adjustment)	1,114	—	—	1,114	10%
Not subjected to discretionary withdrawal	397	16	—	413	4%

Total (gross)	1,702	7,251	2,118	11,071	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$1,702	$7,251	$2,118	$11,071	100%

NOTE K—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

NOTE L—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31 2013, the maximum amount of dividends the Company could pay The Guardian in 2014 without prior approval from the state insurance regulatory authorities was $33 million.

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net gain (loss):

	2013	2012
	(In millions)
Statutory net loss	$(83)	$(29)
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	(8)	(7)
Change in deferred policy acquisition costs	(42)	108
Future policy benefits	259	(100)
Reinsurance	(5)	(8)
Deferred federal income tax (expense) benefit	(69)	12
Transfer to interest maintenance reserve	1	2
Amortization of interest maintenance reserve	(2)	(2)

Consolidated GAAP net gain (loss)	$51	$(24)

B-105

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2013	2012
	(In millions)
Statutory capital and surplus	$181	$215
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	441	464
Elimination of asset valuation reserve	15	14
Future policy benefits	158	(127)
Establishment of additional deferred federal income taxes	(82)	(27)
Unrealized gains on investments	19	94
Separate account allowances	(209)	(230)
Other liabilities	(69)	(65)

Consolidated GAAP stockholder’s equity	$454	$338

NOTE M—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to March 7, 2014 the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2013.

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2013

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2013	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$467,712
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	69,152,998
Bonds of affiliates	—
Preferred stocks (unaffiliated)	209,160
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	5,423,280
Mortgage loans	648,841
Real estate	—
Contract loans	6,856,501
Cash, cash equivalents and short-term investments	46,485
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	900

Total gross investment income	$82,805,877

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	42,520,504

Total mortgage loans	$42,520,504

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	16,427,242	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value	—	Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	381,048

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2013

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2013	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$245,616,599
Over 1 year through 5 years	1,046,637,804
Over 5 years through 10 years	461,129,886
Over 10 years through 20 years	104,451,476
Over 20 years	272,702,410

Total by Maturity	$2,130,538,175

Bonds by Class—Statement Value
Class 1	$1,274,014,103
Class 2	824,487,879
Class 3	22,707,853
Class 4	7,573,478
Class 5	1,754,712
Class 6	150

Total by Class	$2,130,538,175

Total Bonds Publicly Traded	1,837,819,697
Total Bonds Privately Placed	292,718,478
Preferred Stocks—Fair Value	2,500,000	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	381,048	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	16,808,480	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	(438,092,568)	Schedule DB, Part B, Sec. 1
Cash on Deposit	4,183,253	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	758,349,000
Credit Life	—
Group Life	27,835,000

Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	23,441,000	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	1,108,056,000
Credit Life	—
Group Life	263,300,000

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2013

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2013	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	72,659,445
Deferred—Fully Paid Account Balance	—
Deferred—Fully Paid—Account Balance	9,365,570,170

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & Hand Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	2,088,821,386

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	706,894,504
Dividend Accumulations—Account Balance	—

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2013

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement.

$2,369,061,965

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Park Avenue Securities	Other Invested Asset	$16,427,242	0.7%
b.	Comcast Corp.	Bonds	$15,847,630	0.7%
c.	JP Morgan Chase & Co.	Bonds	$15,106,746	0.6%
d.	AT&T Inc.	Bonds	$14,939,045	0.6%
e.	Home Depot Inc.	Bonds	$14,887,324	0.6%
f.	General Electric Co.	Bonds	$14,446,704	0.6%
g.	Medtronic Inc.	Bonds	$14,378,219	0.6%
h.	Wells Fargo & Company	Bonds	$14,306,351	0.6%
i.	Goldman Sachs Group Inc.	Bonds	$14,250,151	0.6%
j.	Baxter International Inc.	Bonds	$14,170,471	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,274,014,103	53.8%	P/RP-1	$—	0.0%
NAIC-2	$824,487,879	34.8%	P/RP-2	$—	0.0%
NAIC-3	$22,707,853	1.0%	P/RP-3	$4,000,000	0.2%
NAIC-4	$7,573,478	0.3%	P/RP-4	$—	0.0%
NAIC-5	$1,754,712	0.1%	P/RP-5	$—	0.0%
NAIC-6	$150	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$283,715,306	12.0%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$271,933,479	11.5%
Countries rated NAIC-2	$11,781,827	0.5%
Countries rated NAIC-3 or below	$—	0.0%

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2013

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$108,931,932	4.6%
Country: Australia	$39,163,931	1.7%
Countries rated NAIC-2:
Country: Ireland	$5,000,000	0.2%
Country: Mexico	$3,958,298	0.2%
Countries rated NAIC-3 or below

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	BP Capital Markets PLC	1FE	$13,181,075	0.6%
2.	Astrazeneca PLC	1FE	$12,876,944	0.5%
3.	Vodafone Group PLC	1FE	$11,855,483	0.5%
4.	Electricite De France	1FE	$9,990,174	0.4%
5.	BHP Billiton Fin USA Ltd.	1FE	$9,138,439	0.4%
6.	Credit Suisse New York	1FE/2FE	$8,156,987	0.3%
7.	Coviden Intl Finance SA	1FE	$8,048,288	0.3%
8.	Shell International Fin	1FE	$7,504,776	0.3%
9.	Woodside Finance Ltd.	2FE	$6,997,374	0.3%
10.	Rio Tinto Fin USA	1FE	$6,917,023	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?

Yes {  }    No  {X}

Total admitted assets held in Canada investments.	$60,957,742	2.6%

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2013

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

17.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$5,000,000	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2013

20.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

21.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$20,984,050	0.9%	$27,085,300	$28,998,400	$23,846,375
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2013

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$43,113,257	1.86%	$43,113,257	1.86%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	7,108,924	0.31%	7,108,924	0.31%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	7,030,258	0.30%	7,030,258	0.30%
Revenue and assessment obligations	21,009,355	0.91%	21,009,355	0.91%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	15,022	0.00%	15,022	0.00%
Issued or guaranteed by FNMA and FHLMC	203,872	0.01%	203,872	0.01%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	2,101	0.00%	2,101	0.00%
All other	68,988,398	2.98%	68,988,398	2.98%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	1,619,835,623	70.01%	1,619,835,623	70.01%
Unaffiliated non-U.S. securities (including Canada)	344,673,048	14.90%	344,673,048	14.90%
Affiliated securities	—	0.00%	—	0.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-114

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2013

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	4,000,000	0.17%	4,000,000	0.17%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity securities:
Affiliated	381,048	0.02%	381,048	0.02%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	42,520,504	1.84%	42,520,504	1.84%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	115,678,647	5.00%	115,678,647	5.00%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	—	0.00%	—	0.00%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	22,741,571	0.98%	22,741,571	0.98%
Other Invested Assets	16,427,242	0.71%	16,427,242	0.71%

Total Invested Assets	$2,313,728,870	100.00%	$2,313,728,870	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-115

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of Guardian Insurance & Annuity Company, Inc. (a wholly-owned subsidiary of the Guardian Life Insurance Company of America), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2013 and 2012, and the related statutory statements of income and changes in surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note B and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note B.

B-116

Opinion on Supplemental Schedules

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Schedule I—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule of the Company (collectively “the supplemental schedules”) as of December 31, 2013 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2013 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 7, 2014

B-117

Part C

ITEM 27:	Exhibits

The following exhibits:

(a)	Resolution of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing The Guardian Separate Account N		(1)

(b)	Custodian Agreements. Not Applicable.		N/A

(c)	Distribution Agreements.

	(c)(i)	Distribution and Service Agreement between GIAC and GIS (August 23, 1985)	(1)

	(c)(ii)	Field Representative Agreement (FRVUL)	(3)

	(c)(iii)	Agreement of Agency (FTAVUL)	(3)

	(c)(iv)	Agreement of General Agency (GAVULUL)	(3)

	(c)(v)	Memorandum of Agreement (CDM)	(3)

	(c)(vi)	Special Agreement of Agency (SPAG)	(3)

	(c)(vii)	Brokerage Agreement	(3)

	(c)(viii)	Form of GIAC Selling Agreement (08/08)	(3)

(d)	Specimen of the Flexible Premium Adjustable Variable Whole Life Insurance Policy		(1)

(e)	Applications

	(e)(i)	Form of Application for the Flexible Premium Adjustable Variable Whole Life Policy.	(1)

	(e)(ii)	Form of Application for the Flexible Premium Adjustable Variable Whole Life Policy (Guaranteed and Simplified Issue cases)	(1)

(f)	Certification of Incorporation and By-Laws.

	(f)(i)	Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.	(1)

	(f)(ii)	Certificate of Amendment to the Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.	(1)

	(f)(iii)	By-laws of The Guardian Insurance & Annuity Company, Inc.	(1)

(g)	Reinsurance Agreements.

	(g)(i)	Reinsurance Agreement #3001 (including Revisions 1-11 through Aug 1, 2008)	(2)

	(g)(ii)	Reinsurance Agreement #3002 (including Revisions 1-5 through Aug 1, 2008)	(2)

	(g)(iii)	Automatic with Facultative Option yearly Renewable Term Reinsurance Agreement (2011)	(6)

(h)	Participation Agreements.

	(h)(i)	Aim Variable Insurance Funds	(2)

		(a) Amendments to Agreement (No. 1-5)	(2)

		(b) Amendment to Agreement (No. 6)	(3)

		(c) Amendment to Agreement (No. 7) (2008)	(2)

	(h)(ii)	Davis Variable Account Fund, Inc. (including Addenda 1-2)**	(2)

		(a) Addenda #3 to Agreement (July 2004)	(2)

		(b) Addenda #4 to Agreement	(2)

		(c) Addenda #5 to Agreement (2008)	(2)

	(h)(iii)	Fidelity Variable Insurance Products Fund (including amendments 1-3)	(2)

		(a) Amendment #4 to Agreement (2002)	(2)

		(b) Amendment #5 to Agreement (2005)	(2)

		(c) Amendment #6 to Agreement (2008)	(2)

	(h)(iv)	Gabelli Capital Series Funds, LLP (including first addendum-2001)	(2)

	(h)(v)	Janus Aspen Series (service shares) (2000)	(3)

		(a) Amendment to Agreement (2000)	(3)

		(b) Amendment to Agreement (2008)	(3)

	(h)(vi)	MFS Variable Insurance Trust**	(2)

		(a) Amendment to Agreement (Aug 2000)	(2)

		(b) Amendment to Agreement (Nov 2000)	(2)

		(c) Amendment to Agreement (2006)	(2)

		(d) Amendment to Agreement (2008)	(2)

	(h)(vii)	Alliance Variable Products Series Fund, Inc.	(2)

		(a) Amendment to Agreement (2008)	(2)

	(h)(viii)	Value Line, Inc.	(2)

		(a) Amendment to Agreement (2008)	(2)

	(h)(ix)	RS Variable Product Trust	(2)

		(a) Amendment to Agreement (2008)	(3)

		(b) Amendment to Agreement (2009)	(4)

	(h)(x)	Delaware	(3)

		(a) Amendment to Participation Agreement (2008)	(3)

	(h)(xi)	Franklin Templeton	(2)

		(a) Amendment No. 1 (2004)	(2)

		(b) Amendment No. 2 (2007)	(2)

		(c) Amendment No. 3 (2008)	(2)

	(h)(xii)	Van Kampen	(2)

		(a) Amendment No. 1 (2005)	(2)

		(b) Amendment No. 2 (2008)	(2)

	(h)(xiii)	American Century**	(2)

		(a) First Amendment	(2)

		(b) Second Amendment (2008)	(2)

		(c) Amendment No. 3 (2009)	(5)

	(h)(xiv)	Fred Alger	(3)

		(a) First Amendment	(3)

		(b) Second Amendment (2008)	(2)

	(h)(xv)	Black Rock	(4)

	(h)(xvi)	PIMCO / ALLIANZ	(4)

	(h)(xvii)	ALPS Advisors (Ibbotson)	(4)

	(h)(xviii)	Evergreen	(4)

	(h)(xix)	Waddell & Reed, Inc. (IVY)**	(5)

	(h)(xx)	OppenheimerFunds	(5)

		(a) Amendment No. 1 (2010)	(5)

	(h)(xxi)	Legg Mason	(5)

	(h)(xxii)	Wells Fargo Variable Trust Participation Agreement	(6)

(i)	Administrative Contracts

	(i)(i)	Amended and Restated Agreement for Services and Reimbursement Therefor between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (2007)	(1)

	(i)(ii)	Agreement for services between The Guardian Insurance & Annuity Company, Inc and American Financial Systems**	(2)

	(i)(iii)	Amended and Restated agreement for services between Guardian and American Financial Services**	(6)

(j)	Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.:

	(j)(i)	D. Scott Dolfi	(1)

	(j)(iii)	Robert E. Broatch	(1)

	(j)(iv)	Joseph A. Caruso	(1)

	(j)(vi)	Margaret W. Skinner	(1)

	(j)(vii)	K. Rone Baldwin	(4)

	(j)(viii)	Michael Slipowitz	(6)

	(j)(ix)	Donald P. Sullivan, Jr.	(6)

	(j)(x)	Michael B. Cefole	(7)

	(j)(xi)	Marc Costantini	(7)

(k)	Legal Opinion.

	(k)(i)	Opinion of Richard T. Potter, Jr., Esq.	(2)

	(k)(ii)	Consent of Richard T. Potter, Jr., Esq.	(7)

(l)	Opinion and Consent of actuarial officers.		(7)

(m)	Calculation.		(7)

(n)	Consent of PricewaterhouseCoopers LLP		(7)

(o)	No financial statements are omitted.		N/A

(p)	Not applicable.		N/A

(q)	Memorandum on the Policy’s Issuance. Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.		(6)

(1)	Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 21, 2008 (File No. 333-151073; Accession No. 0001193125-08-120023)
(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on August 1, 2008 (File No. 333-151073; Accession No. 0001193125-08-163928)
(3)	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on August 26, 2008 (File No. 333-151073; Accession No. 0001193125-08-184460)
(4)	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2010 (File No. 333-151073; Accession No. 0001193125-10-094621)
(5)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2011 (File No. 333-151073; Accession No. 0001193125-11-111532)
(6)	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 filed by the Registrant April 25, 2012 (File No. 333-151073; Accession No. 0001193125-12-182004
(7)	Filed herewith
**	Certain financial information redacted as confidential

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 8, 2014.

POSITION with GIAC	Name
Director & President	Michael B. Cefole
Director	Marc Costantini
Director	Donald P. Sullivan, Jr.
Director, Senior Vice President & Corporate Chief Actuary	Michael Slipowitz
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Executive Vice President, General Counsel & Associate Corporate Secretary	Tracy L. Rich
Senior Vice President & Corporate Secretary	Margherita L. DiManni
Senior Vice President, Counsel & Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Financial Officer	Gordon Bailey
Senior Managing Director, Fixed Income Investments	Leslie A. Barbi
Managing Director	John Blaney
Managing Director	Kevin Booth
Vice President, Corporate Tax	Bruce P. Chapin
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Thomas M. Donohue
Senior Vice President, Product Management	Douglas Dubitsky
Vice President, Retirement Services & Operations	Kimberly A. Flemm
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director	Alexander M. Grant, Jr.
Managing Director	Marc J. Gross
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director	David J. Marmon
Managing Director	Robert A. Reale
Managing Director, Head of Real Estate	Robert T. O’Rourke
Vice President & Chief Actuary, Retirement Solutions	Elizabeth Rogalin
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Second Vice President & Controller	Patrick Cleary
Second Vice President & NRO Controller, Individual Life Finance	Paul Iannelli
Second Vice President, Retirement Services	Travis Ovitt
Senior Director	Demetrios Tsaparas
Second Vice President & Chief Compliance Officer	Linda Senker
Senior Director, Private Placements	Edward J. Brennan
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima
Senior Director, Private Placements	Gwendolyn Foster
Senior Director, Fixed Income Trading	John Gargana
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Private Placements	Barry J. Scheinholtz
Assistant Vice President, Annuity Sales Support	Robert Chamerda
Assistant Vice President & Actuary	Mordechai Shapiro
Assistant Controller	James Nemeth
Associate Actuary	Mariana Slepovitch
Director, Assistant Corporate Secretary & Secretary Pro Tem	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, Variable Contracts Administration	Michael A. Brandle
Director, GIAC Compliance & Licensing	Tricia P. Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon

Item 29.	Persons Controlled by or under Common Control with Depositor or Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2013. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Park Avenue Securities LLC	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	89.66%
RS Investments (Hong Kong) Limited	Hong Kong	100% (indirectly owned)
RS Investments (UK) Limited	England	100% (indirectly owned)
RS Funds Distributor LLC	Delaware	100% (indirectly owned)
RS Investment Management (Singapore) Pte Ltd.	Singapore	100% (indirectly owned)
RS Fund General Partner, LLC	Delaware	100% (indirectly owned)
RS Investment Management, LP	California	99.9% (indirectly owned)
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Berkshire Life Insurance Company of America	Massachusetts	100%
Berkshire Acquisition LLC	Delaware	100%
Berkshire Acquisition II, LLC	Delaware	100%
First Commonwealth, Inc.	Delaware	100%
Managed DentalGuard, Inc.	Ohio	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
Reed Group, Ltd.	Colorado	100%
eMoney Advisor Holdings, LLC	Delaware	65%
eMoney Advisor, LLC	Delaware	65% (indirectly owned)
Managed Dental Care	California	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Guardian Distributors, LLC	Delaware	100%
Innovative Underwriters, Inc.	New Jersey	100%
RS High Yield Bond VIP Series	Massachusetts	18.99%
RS Global Growth Fund	Massachusetts	89.70%
RS High Yield Fund	Massachusetts	44.55%
RS Strategic Income Fund	Massachusetts	52.58%
RS Greater China Fund	Massachusetts	92.33%
RS Investors Fund	Massachusetts	45.65%
Guardian Shores, LLC	Delaware	100%
Shores, LLC	Delaware	50%
Guardian LCP Commercial I LLC	Delaware	100%
LEI LCP-GL Commercial, LLC	Delaware	75%
Hanover Acquisition LLC	Delaware	100%
Guardian Bentley LLC	Delaware	100%
Guardian Ledges LLC	Delaware	100%
Guardian Quincy LLC	Delaware	100%
Hanover Acquisition 5 LLC	Delaware	100%
Spencer Airport Center LLC	Delaware	100%
Hanover Acquisition II LLC	Delaware	100%
Guardian Cliffside LLC	Delaware	60%
Guardian Juanita Village, LLC	Delaware	100%
Hanover Acquisition 3 LLC	Delaware	100%
Hanover Acquisition IV LLC	Delaware	100%
Guardian Wakefield LLC	Delaware	100%
Guardian Eldorado, LLC	Delaware	75%
Arrow Center LLC	Delaware	71%
Guardian Tyron Village LLC	Delaware	100%
Guardian Park Place LLC	Delaware	100%
Spencer Airport Center Phase III, LLC	Delaware	100%
Spencer Airport Center Phase IV, LLC	Delaware	100%
Guardian Piazza D’Oro	Delaware	100%
Guardian CapCo, LLC	Delaware	100%
901 Hawthorne/250 Spring Lake, LLC	Delaware	60%
360 S. Acacia Partnership	New York	53%
Airside Business Park LP	Pennsylvania	25%
B.A. Ventures, LLC	New York	50%
Broadway Denver LLC	Delaware	60%
G-M Joint Venture	Tennessee	90%
GH Scottsdale I LLC	Delaware	50%
GH Warner LLC	Delaware	50%
Golden State II	California	50%
Lowe Capital Partners, LLC	Delaware	80%
Guardian KW/Santa Maria Land Partners, LLC	Delaware	60%
Guardian /KW Hayward Member, LLC	Delaware	60%
Guardian Forest Creek LLC	Delaware	90%
Guardian Park Potomac LLC	Delaware	100%
Guardian Santa Fe Partnership	Colorado	75%
Guardian Timber Ridge LLC	Delaware	90%
Space Center Apartments, LLC	Delaware	50%
TruAmerica Muiltifamily LLC	Delaware	80%
TruAmerica Properties LLC	Delaware	80%
Hanover Acquisition VI, LLC	Delaware	100%
Guardian Blossom Hill, LLC	Delaware	100%
Guardian/KW Blossom Hill, LLC	Delaware	85%
Guardian/Abbey, LLC	Delaware	72%
400 Columbus Avenue LLC	New York	100%
Guardian LEIM, LLC	Delaware	100%
Lowe Enterprises Investment Management, LLC	Delaware	50%
Guardian Hilltop LLC	Delaware	100%
Guardian/KW Hilltop, LLC	Delaware	50%
Guardian Mercury, LLC	Delaware	100%
The Mercury Homes, LLC	Delaware	27%
Guardian/Mile High, LLC	Delaware	100%
Guardian/DCC, LLC	Delaware	90%
Guardian LCP Hospitality I LLC	Delaware	100%
LEI LCP-GL, LLC	Delaware	75%
Guardian LCP Hospitality Finance LLC	Delaware	100%
LEI LCP-GL II, LLC	Delaware	73%
GR Lenexa, LLC*	Delaware	50%
Guardian/ KW NOHO Manager, LLC*	Delaware	50%
Hanover Goodyear LLC*	Delaware	100%
Guardian Wheaton Station, LLC*	Delaware	100%
Guardian LIHTC 1 LLC*	Delaware	100%
Guardian/Edgewater, LLC*	Delaware	95%
Guardian Edgewater Terrace, LLC*	Delaware	100%
Guardian Edgewater Village, LLC*	Delaware	100%

*	Inactive

The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of December 31, 2013:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
RS Variable Products Trust	Massachusetts	100%

Item 30.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable life insurance polices and variable annuity contracts and it is also the principal underwriter of shares of:

The RS Variable Products Trust, a series trust consisting of the following series:

RS Emerging Markets VIP Series, RS High Yield VIP Series, RS International Growth VIP Series, RS Investment Quality Bond VIP Series, RS Large Cap Alpha VIP Series, RS Low Duration Bond VIP Series, RS Money Market VIP Series, RS S&P 500 Index VIP Series, and RS Small Cap Growth Equity VIP Series.

The RS Investment Trust, a series trust consisting of the following series:

(i) Value Funds: RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund, RS Global Natural Resources Fund, and RS Capital Appreciation Fund.

(ii) Growth Funds: RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund, and RS Small Cap Equity Fund;

(iii) International Funds: RS International Growth Fund and RS Emerging Markets Fund;

(iv) Fixed Income Funds: RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Yield Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund; and

(v) RS S&P 500 Index Fund.

All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts: The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of the managers and principal officers of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004. List is effective as of April 8, 2014.

POSITION with GIS	NAME
Manager & President	Michael B. Cefole
Manager	Michael Ferik
Manager	Caitlin Pincus
Executive Vice President, General Counsel & Associate Corporate Secretary	Tracy L. Rich
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Senior Vice President & Corporate Secretary	Margherita L. DiManni
Senior Vice President & National Sales Manager of Mutual Funds	Philip Eichinger
Senior Vice President, Counsel & Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President	Donald P. Sullivan, Jr.
Senior Vice President, Chief Financial Officer	John H. Walter
Senior Managing Director	Leslie A. Barbi
Managing Director & Chief Compliance Officer, Investments	Michael J. Bessel
Managing Director	Kevin Booth
Vice President	Robert S. Chamerda
Vice President, Corporate Tax	Bruce P. Chapin
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Thomas M. Donohue
Senior Vice President	Douglas B. Dubitsky
Vice President	Nahulan Ethirveerasingam
Managing Director	Atanas H. Goranov
Managing Director	Alexander M. Grant, Jr.
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director	Marc J. Gross
Managing Director	Brian E. Keating
Vice President, National Sales Manager	Colin Lake
Vice President, National Sales Manager	James Lake
Managing Director	David J. Marmon
Managing Director	John B. Murphy
Managing Director	Robert A. Reale
Vice President & Chief Compliance Officer, Broker Dealer	Linda Senker
Vice President, Risk Products Distribution	Kurt J. Shallow
Vice President, Treasurer	Walter R. Skinner
Vice President, Investment Research Group	James Tracy
Vice President, National Accounts	Robert J. Varga
Second Vice President & Assistant Controller	Paul Iannelli
Second Vice President, Retirement Services	Travis Ovitt
Managing Director	John Blaney
Senior Director	John Gargana
Senior Director	Demetrios Tsaparas
Anti-Money Laundering Officer	Charles Barresi, Jr.
Director, Assistant Corporate Secretary & Secretary Pro Tem	Sonya L. Crosswell
Director, GIS Investment Adviser Compliance	Eileen M. Doncsecz
Director, Broker Dealer Compliance	Joseph M. Dougherty
Director	James Driscoll
Director	Andrew Gunning
Director	Martin Vernon

(c) GIS, as the principal underwriter of the Registrant’s variable life contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 32.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 33.	Management Services

None.

Item 34.	Fee Representation

The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account N, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 6 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on April 23, 2014.

THE GUARDIAN SEPARATE ACCOUNT N
(Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
(Name of Depositor)

By:	/s/ Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment No. 6 to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

	/s/ Michael Slipowitz* Michael Slipowitz	Director and Senior Vice President and Corporate Chief Actuary

	/s/ Gordon Bailey Gordon Bailey (Principal Financial Officer)	Vice President, Chief Financial Officer

	/s/ Michael B. Cefole	Director and President
Michael B. Cefole (Principal Executive Officer)

	/s/ Donald P. Sullivan, Jr.* Donald P. Sullivan, Jr.	Director

	/s/ Marc Costantini*	Director
Marc Costantini

*By:	/s/ Richard T. Potter, Jr.	Date: April 23, 2014
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

*	Pursuant to Power of Attorney

The Guardian Separate Account N

Exhibit Index

The following exhibits:		Filed in:

(j)(x)	Power of Attorney for Michael B. Cefole

(j)(xi)	Power of Attorney for Marc Costantini

(k)(ii)	Consent of Richard T. Potter, Jr., Esq.

(l)	Opinion and Consent of actuarial officers.

(m)	Calculation

(n)	Consent of PricewaterhouseCoopers LLP